As filed with the Securities and Exchange Commission on October 19, 2015

1933 Act Registration File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[    ]      Pre-Effective Amendment No.

[    ]     Post-Effective Amendment No.

(Check appropriate box or boxes)

Pacific Funds Series Trust

(formerly named Pacific Life Funds)

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive

P.O. Box 7500

Newport Beach, CA 92660

(Address of Principal Executives Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3202

Audrey L. Cheng, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copy to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on November 18, 2015 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A, Class C, Advisor Class, Class P, Institutional Class and Investor Class shares of Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth, each a series of the Registrant.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Letter to Shareholders

Notice of Special Meeting

Questions and Answers

Part A - Combined Proxy Statement and Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

PROFESSIONALLY MANAGED PORTFOLIOS

Rothschild U.S. Small/Mid-Cap Core Fund

Rothschild U.S. Small-Cap Core Fund

Rothschild U.S. Small-Cap Value Fund

Rothschild U.S. Small-Cap Growth Fund

615 East Michigan Street

Milwaukee, WI 53202

[            ], 2015

Dear Shareholders:

The Board of Trustees (the “Board”) of Professionally Managed Portfolios (the “Trust”) has approved proposals from Rothschild Asset Management Inc. (“Rothschild”) to reorganize the Rothschild U.S. Small/Mid-Cap Core Fund, Rothschild U.S. Small-Cap Core Fund, Rothschild U.S. Small-Cap Value Fund and Rothschild U.S. Small-Cap Growth Fund (each, a “Rothschild Fund” and together, the “Rothschild Funds”), each a series of the Trust, into newly-created corresponding series (as listed below, each, a “PF Fund”) of Pacific Funds Series Trust (the “Pacific Funds Trust”), each with substantially similar investment policies and objectives as its corresponding Rothschild Fund (each a “Reorganization”, and together, the “Reorganizations”).

A joint Special Meeting of the Shareholders of each Rothschild Fund is to be held at [9:00] a.m. Pacific time, on [            ], 2015 at [the offices of U.S. Bancorp Fund Services, LLC], 2020 E. Financial Way, Suite 100, Glendora, CA 91741, where you, as a shareholder of a Rothschild Fund, will be asked to vote on the proposal to merge and reorganize your Rothschild Fund with its corresponding PF Fund. The merger of each Rothschild Fund into its corresponding PF Fund will be treated as a separate Reorganization. Accordingly, shareholder approval and consummation of each Reorganization are not contingent on shareholder approval and consummation of any other Reorganization. A Combined Proxy Statement and Prospectus (the “Proxy Statement”) regarding the meeting, a proxy card for your vote at the meeting and a postage-prepaid envelope in which to return your proxy card are enclosed.

The primary purpose of the Reorganizations is to move the Rothschild Funds, along with other funds managed by Rothschild within the Trust, to the Pacific Funds Trust family of funds. The Reorganizations will result in management oversight responsibility for the Rothschild Funds becoming the responsibility of Pacific Life Fund Advisors LLC (the “Adviser”), while retaining Rothschild as the sub-adviser to the PF Funds. The Adviser is an experienced provider of investment advisory services to institutional and retail investors, with approximately $52 billion in mutual fund assets under management. Rothschild has proposed the Reorganizations because it believes that the Reorganizations have the potential to expand each Rothschild Fund’s presence in more distribution channels and increase its asset base over time.

The PF Funds’ Board of Trustees has approved the engagement of Rothschild as the sub-adviser to the PF Funds, and the portfolio managers of the Sub-Adviser who are primarily responsible for the day-to-day portfolio management of the Rothschild Funds are expected to remain substantially the same.

The advisory fees paid by the PF Funds will be the same as the advisory fees paid by the Rothschild Funds. In addition, the Adviser has contractually agreed to limit certain operating expenses incurred by the PF Funds for three years following the closing date of the Reorganizations. Accordingly, the Reorganizations will not result in any increase to the advisory fees or the overall net expense ratios (excluding extraordinary expenses) of the PF Funds for three years following the closing of the Reorganizations, as compared to the net expense ratios currently paid by the Rothschild Funds.

If approved by shareholders, each Reorganization is scheduled to take effect on or about January 11, 2016. At that time, the Rothschild Fund Investor Class shares or Institutional Class shares that you currently own would, in effect, be exchanged on a tax-free basis for, respectively, Investor Class and Institutional Class shares of the corresponding PF Fund with the same aggregate value, as follows:

Reorganization No.	Rothschild Fund		PF Fund

(1)	Rothschild U.S. Small/Mid-Cap Core Fund		Pacific Funds Small/Mid-Cap
	Investor Class shares Institutional Class shares	g g	Investor Class shares Institutional Class shares

(2)	Rothschild U.S. Small-Cap Core Fund		Pacific Funds Small-Cap
	Investor Class shares Institutional Class shares	g g	Investor Class shares Institutional Class shares

(3)	Rothschild U.S. Small-Cap Value Fund		Pacific Funds Small-Cap Value
	Investor Class shares Institutional Class shares	g g	Investor Class shares Institutional Class shares

(4)	Rothschild U.S. Small-Cap Growth Fund		Pacific Funds Small-Cap Growth
	Investor Class shares Institutional Class shares	g g	Investor Class shares Institutional Class shares

No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the tax-free exchange of their shares.

The Board of Trustees of the Trust unanimously approved the proposed Reorganizations, subject to shareholder approval.

Detailed information about the proposal is contained in the enclosed materials. Whether or not you plan to attend the meeting in person, we need your vote. Once you have decided how you will vote, please promptly complete, sign, date and return the enclosed proxy card or vote by [            ]. If you have any questions regarding the proposals to be voted on, please do not hesitate to call [            ].

Your vote is very important to us. Thank you for your response and for participation in this important matter.

Respectfully,

Elaine E. Richards, Esq.

President

Professionally Managed Portfolios

PROFESSIONALLY MANAGED PORTFOLIOS

ROTHSCHILD U.S. SMALL/MID-CAP CORE FUND

ROTHSCHILD U.S. SMALL-CAP CORE FUND

ROTHSCHILD U.S. SMALL-CAP VALUE FUND

ROTHSCHILD U.S. SMALL-CAP GROWTH FUND

615 East Michigan Street

Milwaukee, WI 53202

NOTICE OF SPECIAL MEETING OF

SHAREHOLDERS TO BE HELD [            ], 2015

To the Shareholders of the Rothschild U.S. Small/Mid-Cap Core Fund, Rothschild U.S. Small-Cap Core Fund, Rothschild U.S. Small-Cap Value Fund and Rothschild U.S. Small-Cap Growth Fund (each a “Rothschild Fund”), series of the Professionally Managed Portfolios (the “Trust”):

NOTICE IS HEREBY GIVEN that a joint Special Meeting of Shareholders (the “Special Meeting”) for each Rothschild Fund will be held on [            ], at [9:00] a.m. Pacific time, at the offices of U.S. Bancorp Fund Services, LLC, 2020 E. Financial Way, Suite 100, Glendora, California 91741:

The Special Meeting is being held to consider the following proposals:

1.

Approve an Agreement and Plan of Reorganization for each Rothschild Fund, providing for the transfer of all the assets, obligations and liabilities of such Rothschild Fund to its corresponding and newly-created series (a “PF Fund”) of Pacific Funds Series Trust (the “Pacific Funds Trust”), as listed below (each, a “Reorganization” and together, the “Reorganizations”). The transfer effectively would be (a) an exchange of the Investor Class or Institutional Class shares of your Rothschild Fund for, respectively, Investor Class or Institutional Class shares of the corresponding PF Fund and (b) the distribution pro rata of such shares by the Rothschild Fund to the holders of its shares in complete liquidation of the Rothschild Fund; and

2.	Transact such other business, not currently contemplated, that may properly come before the Special Meeting and any adjournment(s) thereof in the discretion of the proxies or their substitutes.

Reorganization No.	Rothschild Fund	PF Fund
(1)	Rothschild U.S. Small/Mid-Cap Core Fund	Pacific Funds Small/Mid-Cap
(2)	Rothschild U.S. Small-Cap Core Fund	Pacific Funds Small-Cap
(3)	Rothschild U.S. Small-Cap Value Fund	Pacific Funds Small-Cap Value
(4)	Rothschild U.S. Small-Cap Growth Fund	Pacific Funds Small-Cap Growth

The merger of each Rothschild Fund into its corresponding PF Fund will be treated as a separate Reorganization. Accordingly, shareholder approval and consummation of each Reorganization are not contingent on shareholder approval and consummation of any other Reorganization.

Holders of record of the shares of beneficial interest in a Rothschild Fund as of the close of business on [            ], 2015 are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business at the Special Meeting or if quorum is obtained but sufficient votes required to approve any proposal are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal. Any such adjournment would require the affirmative vote of the holders of a majority of the shares present in person or by proxy. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Rothschild Funds on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Please respond - your vote is important, regardless of the number of shares you own! Your prompt vote may save the Rothschild Funds the necessity of further solicitations to ensure a quorum at the Special Meeting.

By Order of the Board of Trustees of Professionally Managed Portfolios,

Elaine E. Richards, Esq.

President

[            ], 2015

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be held on [            ], 2015, or any adjournment or postponement thereof.

This Notice and Combined Proxy Statement and Prospectus are available by:

[            ].

By accessing [            ], you will be able to obtain the Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders.

We encourage you to access and review all of the important information contained in the proxy materials before voting.

IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience.

You also may vote [through the internet, by visiting the website address on your proxy card, or by telephone, by using the toll-free number on your proxy card.]

Your prompt vote may save the Rothschild Funds the necessity of further solicitations to ensure a quorum at the Special Meeting. If you can attend the Special Meeting and wish to vote your shares in person at that time, you will be able to do so.

PROFESSIONALLY MANAGED PORTFOLIOS

ROTHSCHILD U.S. SMALL/MID-CAP CORE FUND

ROTHSCHILD U.S. SMALL-CAP CORE FUND

ROTHSCHILD U.S. SMALL-CAP VALUE FUND

ROTHSCHILD U.S. SMALL-CAP GROWTH FUND

(the “Rothschild Funds”)

615 East Michigan Street

Milwaukee, WI 53202

QUESTIONS AND ANSWERS

Dated: [            ]

Question: What is this document and why did you send it to me?

Answer: The attached document is a proxy statement for the Rothschild U.S. Small/Mid-Cap Core Fund, Rothschild U.S. Small-Cap Core Fund, Rothschild U.S. Small-Cap Value Fund, and Rothschild U.S. Small-Cap Growth Fund, each a series of the Professionally Managed Portfolios (the “Trust”), and a prospectus for the Investor Class and Institutional Class shares for each corresponding and newly created series (each, a “PF Fund” and together, the “PF Funds”) of the Pacific Funds Series Trust (the “Pacific Funds Trust”). The purposes of this Combined Proxy Statement and Prospectus (the “Proxy Statement”) are to: (1) solicit votes from shareholders of each Rothschild Fund to approve the proposed reorganization of each Rothschild Fund into its corresponding PF Fund, as listed below (each a “Reorganization”, and together, the “Reorganizations”) and as described in the Agreement and Plan of Reorganization between the Trust and the Pacific Funds Trust (the “Plan”); and (2) provide information regarding the Investor Class and Institutional Class shares of the PF Funds.

Reorganization No.	Rothschild Fund	PF Fund
(1)	Rothschild U.S. Small/Mid-Cap Core Fund	Pacific Funds Small/Mid-Cap
(2)	Rothschild U.S. Small-Cap Core Fund	Pacific Funds Small-Cap
(3)	Rothschild U.S. Small-Cap Value Fund	Pacific Funds Small-Cap Value
(4)	Rothschild U.S. Small-Cap Growth Fund	Pacific Funds Small-Cap Growth

The Proxy Statement contains information that shareholders of each Rothschild Fund should know before voting on the Reorganization. The Proxy Statement should be retained for future reference.

Question: What is the purpose of the Reorganizations?

Answer: The primary purpose of the Reorganizations is to move the Rothschild Funds to the Pacific Funds Trust family of funds. Rothschild Asset Management Inc. (“Rothschild” or the “Sub-Adviser”), the adviser to the Rothschild Funds, recommends that the Rothschild Funds be reorganized with their corresponding PF Funds, each a newly formed series of the Pacific Funds Trust with investment objectives and principal investment strategies that are substantially the same as those of the Rothschild Funds. Rothschild would serve as the sub-adviser to the PF Funds, and, as such, would be responsible for the day-to-day portfolio management of the PF Funds. Rothschild believes that the increased distribution channels available to the PF Funds may provide them with opportunities to increase their asset base over time that may not be available to the Rothschild Funds. Rothschild further believes that the Reorganizations will allow Rothschild to focus its resources on enhancements to its infrastructure and will allow it to leverage the management, infrastructure and distribution capabilities of the Adviser and its affiliate.

Question: How will the Reorganizations work?

Answer: To reconstitute the Rothschild Funds as series of the Pacific Funds Trust, similar funds, each referred to as the “PF Fund,” have been created as a new series of the Pacific Funds Trust. If shareholders of a Rothschild Fund approve the proposals in the Proxy Statement, such Rothschild Fund will transfer all of its assets, obligations and liabilities to its corresponding PF Fund in return for shares of that PF Fund. The Rothschild Fund will then distribute the shares it receives from the PF Fund to its shareholders. Existing shareholders of a Rothschild

Fund’s Investor Class and Institutional Class shares will become shareholders of the corresponding PF Fund’s Investor Class and Institutional Class, respectively, and immediately after the Reorganization, each shareholder will hold full and fractional shares of the PF Fund with an aggregate value equal to the aggregate value of their Rothschild Fund shares immediately prior to the Reorganization. Subsequently, the Rothschild Fund will be liquidated.

The merger of each Rothschild Fund into its corresponding PF Fund will be treated as a separate Reorganization. Accordingly, shareholder approval and consummation of each Reorganization are not contingent on shareholder approval and consummation of any other Reorganization. Please refer to the Proxy Statement for a detailed explanation of the proposal and for information regarding the PF Funds. If the Plan is approved by shareholders of each of the Rothschild Funds at the joint Special Meeting of Shareholders (the “Special Meeting”), each Reorganization presently is expected to be effective on or about January 11, 2016.

Question: How will the Reorganization affect me as a shareholder of a Rothschild Fund?

Answer: You will become a shareholder of the PF Fund. The shares of the PF Fund that you receive will have a total net asset value equal to the total net asset value of the shares you hold in the Rothschild Fund as of the closing date of the Reorganization. The Reorganization will not affect the value of your investment at the time of the Reorganization. The Reorganizations are expected to be tax free to the Rothschild Funds and their shareholders.

The Reorganizations will transition management oversight responsibility for the Rothschild Funds from Rothschild to the Adviser. By engaging Rothschild, the adviser to the Rothschild Fund, as the sub-adviser to the PF Funds, the Adviser will provide continuity of the portfolio management team that has been responsible for the Rothschild Funds’ performance record since its inception in 2014. The portfolio managers of the Sub-Adviser who are primarily responsible for the day-to-day portfolio management of the Rothschild Funds also will serve in the same capacity for the PF Funds. The investment objective and strategies of the PF Funds will be substantially the same as those of the Rothschild Funds.

The PF Funds’ investment limitations are substantially similar to those of the Rothschild Funds; however, the investment limitations of the PF Funds are worded differently to align them with the limitations and policies of other existing funds in the Pacific Funds Trust.

The Adviser and the PF Funds operate under an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”). Pursuant to the order, the Adviser may, subject to the approval of the Board of Trustees of the Pacific Funds Trust (the “PF Board”), hire or replace unaffiliated sub-advisers and may modify any existing or future sub-advisory agreement with an unaffiliated sub-adviser, such as Rothschild, without shareholder approval, which is known as a “manager-of-managers” structure. This is in contrast to the current arrangement with respect to the Rothschild Funds. Currently, while the Board of the Trust may terminate Rothschild as the adviser of the Rothschild Funds, shareholder approval would be required to replace Rothschild with another investment adviser. The sole initial shareholder of the PF Funds has approved the PF Funds’ participation in this manager-of-managers structure, and shareholders of the Rothschild Funds, including in their ultimate capacities as shareholders of the PF Funds, will not be asked to vote on this matter.

The Reorganizations will result in a change to certain of the Rothschild Funds’ service providers. Quasar Distributors, LLC (“Quasar”) currently serves as the distributor and principal underwriter of the Rothschild Funds’ shares. Pacific Select Distributors, LLC (“PSD”) serves as the distributor and principal underwriter for the Pacific Funds Trust, including the PF Funds, and is an affiliate of the Adviser. Pacific Life Insurance Company (“Pacific Life”), the Adviser’s parent company, serves as the administrator to the Pacific Funds Trust, and in that capacity has engaged BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) to perform certain sub-administrative and accounting services for the PF Funds. BNY Mellon also serves as the PF Funds’ transfer agent, registrar and dividend disbursing agent. US Bancorp Fund Services LLC currently provides those services to the Rothschild Funds. U.S. Bank National Association is the current custodian to the Rothschild Funds, while The Bank of New York Mellon (“BNYM”) is the custodian to the PF Funds and Pacific Funds Trust. The Adviser also provides certain administration services for the PF Funds.

The Reorganizations will move the assets of the Rothschild Funds from the Trust, which is a Massachusetts business trust, to the PF Funds, series of Pacific Funds Trust, which is a Delaware statutory trust. As a result of the Reorganizations, the PF Funds will operate under the supervision of the Pacific Funds Trust’s Board of Trustees. Please refer to the section in the Proxy Statement entitled “Comparison of Forms of Organization and Shareholder Rights” for more information about the differences between the Trust and the Pacific Funds Trust.

Question: Who will manage my PF Fund?

Answer: The Adviser will be responsible for overseeing the management of the PF Funds and has engaged Rothschild as the sub-adviser to the PF Funds. The portfolio managers of the Sub-Adviser who are primarily responsible for the day-to-day portfolio management of the Rothschild Funds will continue to manage the portfolios of the PF Funds.

The Adviser is an experienced provider of investment advisory services to institutional and retail investors, with over $53 billion in mutual fund assets under management. The Adviser serves as the adviser to the Pacific Funds Trust, which is currently comprised of 36 series. The Adviser is a direct subsidiary of Pacific Life Insurance Company, a company that has been offering insurance since 1868 and now offers a variety of investment products and services to individuals, businesses and pension plans.

The Sub-Adviser is a New York corporation. The Sub-Adviser was established in 1962 and had approximately $5 billion in assets under management as of May 31, 2015.

Question: How will the Reorganization affect the fees and expenses I pay as a shareholder of a Rothschild Fund?

Answer: The advisory fees paid by the PF Funds will be the same as the advisory fees paid by the Rothschild Funds. In addition, the Adviser agreed to limit certain operating expenses incurred by the PF Funds for three years following the closing date of the Reorganizations. As a result, the overall net expense ratios (excluding extraordinary expenses) of the PF Funds for three years following the closing of the Reorganizations will not exceed 1.35% and 1.05% for the Investor Class and Institutional Class shares, respectively, for the Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap and Pacific Funds Small-Cap Value, and 1.25% and 0.90% for the Investor Class and Institutional Class shares, respectively, of the Pacific Funds Small-Cap Growth, and which are the same as the current overall net expense ratios of the Rothschild Funds.

Accordingly, the Reorganizations will not result in any increase to the advisory fees or the overall net expense ratios (excluding extraordinary expenses) of the PF Funds for three years following the closing of the Reorganizations, as compared to the net expense ratios currently paid by the Rothschild Funds.

Question: Will the Reorganizations result in any taxes?

Answer: We expect that neither the Rothschild Funds nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganizations, and the Trust and the Pacific Funds Trust expect to receive a tax opinion confirming this position. Shareholders should consult with their tax adviser about possible state and local tax consequences of a Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganization only.

Question: Will I be charged a sales charge as a result of the Reorganizations?

Answer: No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the Reorganizations.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that a quorum and sufficient votes are present at the Special Meeting so that the proposal can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote, which will result in additional expenses. Your vote is very important to us regardless of the number of shares you own.

Question: How does the Trust’s Board of Trustees recommend that I vote?

Answer: After careful consideration and upon recommendation of Rothschild, the Board of Trustees of the Trust unanimously recommends that shareholders of each Rothschild Fund vote “FOR” the Plan.

Question: Who is paying for expenses related to the Special Meeting and the Reorganizations?

Answer: The Adviser and Rothschild will pay all direct costs relating to the Reorganizations, including the costs relating to the Special Meeting and the Proxy Statement. The Rothschild Funds will not incur any expenses in connection with the Reorganizations.

Question: What will happen if the Plan is not approved by shareholders of each Rothschild Fund?

Answer: If shareholders of a Rothschild Fund do not approve the Plan, that Rothschild Fund will not be reorganized into its corresponding PF Fund and the Board of Trustees of the Trust will consider other alternatives. The failure of a Rothschild Fund to obtain shareholder approval of the Plan will not have any impact on the Reorganization of any other Rothschild Fund into its corresponding PF Fund.

As of the date of this Proxy Statement, Rothschild, its employees and affiliates of Rothschild (“Rothschild Affiliates”) hold a sufficient number of shares to cause the Plan for each Rothschild Fund to be approved. It is expected that that the Rothschild Affiliates will vote FOR the Plan at the Special Meeting.

Question: How do I vote my shares?

Answer: You can vote your shares by [mail, or by telephone] by following the instructions on the enclosed proxy card.

Question: Who do I call if I have questions?

Answer: If you have any questions about the proposal or the proxy card, please do not hesitate to call [            ].

COMBINED PROXY STATEMENT AND PROSPECTUS

[            ], 2015

FOR THE REORGANIZATION OF

ROTHSCHILD U.S. SMALL/MID-CAP CORE FUND

ROTHSCHILD U.S. SMALL-CAP CORE FUND

ROTHSCHILD U.S. SMALL-CAP VALUE FUND

ROTHSCHILD U.S. SMALL-CAP GROWTH FUND,

Each a series of Professionally Managed Portfolios

c/o U.S. Bancorp Fund Services, LLC,

615 East Michigan St., Milwaukee, WI 53202

INTO

Pacific FundsSM Small/Mid-Cap

Pacific FundsSM Small-Cap

Pacific FundsSM Small –Cap Value

Pacific FundsSM Small-Cap Growth

(each, a “PF Fund” and together, the “PF Funds”),

series of Pacific Funds Series Trust

700 Newport Center Drive, Newport Beach, CA 92660

INTRODUCTION

This combined proxy statement and prospectus (the “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of the Professionally Managed Portfolios (the “Trust”) in connection with the joint Special Meeting of Shareholders (the “Special Meeting”) of the Rothschild U.S. Small/Mid-Cap Core Fund, Rothschild U.S. Small-Cap Core Fund, Rothschild U.S. Small-Cap Value Fund and Rothschild U.S. Small-Cap Growth Fund (each, a “Rothschild Fund” and together, the “Rothschild Funds”), each a series of the Trust, managed by Rothschild Asset Management Inc. (“Rothschild” or the “Sub-Adviser”), at 9:00 a.m. Pacific time on [            ], 2015, at the offices of U.S. Bancorp Fund Services, LLC, 2020 E. Financial Way, Suite 100, Glendora, California 91741.

At the Special Meeting, the shareholders of each Rothschild Fund will be asked to consider the following proposals (the “Proposals”):

1.

Approve an Agreement and Plan of Reorganization for each Rothschild Fund, providing for the transfer of all the assets, obligations and liabilities of such Rothschild Fund to its corresponding and newly-created series (a “PF Fund”) of Pacific Funds Series Trust (the “Pacific Funds Trust”), as listed below (each, a “Reorganization” and together, the “Reorganizations”). The transfer effectively would be (a) an exchange of the Investor Class or Institutional Class shares of your Rothschild Fund for, respectively, Investor Class or Institutional Class shares of the corresponding PF Fund and (b) the distribution pro rata of such shares by the Rothschild Fund to the holders of its shares in complete liquidation of the Rothschild Fund; and

2.	Transact such other business, not currently contemplated, that may properly come before the Meeting and any adjournment(s) thereof in the discretion of the proxies or their substitutes.

Reorganization No.	Rothschild Fund	PF Fund
(1)	Rothschild U.S. Small/Mid-Cap Core Fund	Pacific Funds Small/Mid-Cap
(2)	Rothschild U.S. Small-Cap Core Fund	Pacific Funds Small-Cap
(3)	Rothschild U.S. Small-Cap Value Fund	Pacific Funds Small-Cap Value
(4)	Rothschild U.S. Small-Cap Growth Fund	Pacific Funds Small-Cap Growth

Under the Agreement and Plan of Reorganization (the “Plan”), and as a result of the Reorganization, the shares of your Rothschild Fund will be exchanged for full and fractional shares of the corresponding PF Fund with an aggregate value equal to the aggregate value of your Rothschild Fund shares immediately prior to the Reorganization, and the Rothschild Fund would then be completely liquidated. The closing date of the Reorganizations is currently scheduled for January 11, 2016, or such other date as the parties may agree (“Closing Date”).

The Rothschild Funds are series of the Trust, an open-end management investment company registered with the SEC and organized as a Massachusetts business trust. The PF Funds are newly created series of the Pacific Funds Trust, an open-end management investment company registered with the SEC and organized as a Delaware statutory trust.

Because you, as a shareholder of one or more Rothschild Funds, are being asked to approve the Proposals with respect to the Rothschild Fund or Funds in which you hold shares, including the Reorganization for your Rothschild Fund(s), which would make you a shareholder of one or more PF Funds, this document also serves as a Prospectus for the PF Funds.

This Proxy Statement sets forth the basic information you should know before voting on the Proposals. You should read it and keep it for future reference. Additional information relating to the PF Funds and the Proxy Statement is set forth in the Statement of Additional Information to this Proxy Statement dated [            , 2015], which is incorporated by reference into the Proxy Statement.

Additional information about the PF Funds has been filed with the SEC and is available upon request and without charge by writing to the Pacific Funds Trust or by calling [                    ]. The Rothschild Funds expects that the Proxy Statement will be mailed to shareholders on or about [            , 2015].

The following documents have been filed with the SEC and are incorporated by this reference into this Proxy Statement, which means that these documents are considered legally to be part of the Proxy Statement:

●	Statement of Additional Information to this Proxy Statement, dated [ ];
●	Prospectus and Statement of Additional Information of the Rothschild Funds, each dated December 22, 2014, as supplemented; and
●	Semi-Annual Report to Shareholders of the Rothschild Funds for the six-month period ended May 31, 2015.

The Rothschild Funds’ Prospectus dated December 22, 2014 and Semi-Annual Report to Shareholders for the six-month period ended May 31, 2015, containing unaudited financial statements, have been previously mailed to shareholders. Copies of these documents are available upon request and without charge by writing to the Rothschild Funds, through the internet at www.rothschild.com/raminc/usfunds, or by calling (844) 726-3863.

Because each PF Fund has not yet commenced operations as of the date of this Proxy Statement, no annual or semi-annual report are available for the PF Funds at this time. Pro forma financial information has not been prepared for the Reorganizations because the PF Funds are newly organized series of the Pacific Funds Trust with no assets and liabilities that will commence operations upon consummation of the Reorganizations.

The Rothschild Funds and the PF Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and file reports, proxy materials and other information with the SEC. You can copy and review information about the Rothschild Funds and the Trust and the PF Funds and the Pacific Funds Trust, including the prospectus, statement of additional information, annual and semi-annual reports, proxy materials and other information at the SEC’s Public Reference Room, 100 F

Street N.E., Room 1580, Washington, D.C. 20549-1520. You may obtain information from the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, Securities and Exchange Commission, Washington, D.C. 20549-1520.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

INTRODUCTION

INTRODUCTION

You should read this entire Proxy Statement carefully, including the Appendices, and review the Plan, which is attached as Appendix A.

The proposed Reorganization:

At the meeting held on August 17, 2015, the Board of Trustees of the Trust (the “Board”) approved the Plan for each Rothschild Fund. Subject to shareholder approval, the Plan provides for:

●	the transfer of all of the assets, obligations and liabilities of each Rothschild Fund to the corresponding PF Fund in exchange for shares of such PF Fund;

●

the distribution of shares of each PF Fund to the shareholders of the corresponding Rothschild Fund so that each shareholder will receive a number of full and fractional shares of the PF Fund with an aggregate value equal to the aggregate value of the number of full and fractional shares of the Rothschild Fund held by such shareholder; and

●	the complete liquidation of each Rothschild Fund.

The Reorganizations are expected to be effective as of the close of business on January 11, 2016, or such other date as the parties may agree (the “Closing Date”).

In considering whether to approve the Reorganizations, please note:

●	The Funds have the same investment goals.

●	The Funds have substantially the same investment strategies and risks.

●

The Funds will have the same advisory fees and the Reorganization will not result in any increase to the overall net expense ratios (excluding extra ordinary expenses) of the PF Funds for three years following the closing of the Reorganization, as compared to the net expense ratios currently paid by the Rothschild Funds.

●	The Funds will have the same day-to-day investment management by Rothschild, the current adviser to the Rothschild Funds, which will act as sub-adviser to the PF Funds.

●

The PF Funds will have a different investment adviser, Pacific Life Fund Advisors LLC. The Adviser will oversee Rothschild as the sub-adviser to the PF Funds. The PF Funds also have different service providers than the Rothschild Funds and are supervised by a different board of trustees. See Comparison of Investment Objectives, Principal Investment Strategies and Management of the Funds section below for information on the Funds’ strategies, characteristics and holdings.

I. PROPOSAL – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

A. OVERVIEW

The Board, which is comprised entirely of Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust, has approved the recommendation of Rothschild that each Rothschild Fund reorganize into its corresponding PF Fund and that each Rothschild Fund shareholder become a shareholder of the PF Fund, pursuant to the Plan, the form of which is attached to this Proxy Statement as Appendix A. The Board considered the Reorganizations at its regularly scheduled meeting held on August 17, 2015.

In order to reorganize the Rothschild Funds into a series of the Pacific Funds Trust, substantially similar funds - Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth (and each referred to as the “PF Fund” and collectively, the “PF Funds”) have been created as new series of the Pacific Funds Trust. If the shareholders of a Rothschild Funds approve the Plan, the Reorganization of that Rothschild Fund into its corresponding PF Fund will have three primary steps:

● First, the Rothschild Fund will transfer all of its assets to the corresponding PF Fund in exchange solely for Institutional Class shares and Investor Class shares of the PF Fund and the PF Fund’s assumption of the Rothschild Fund’s obligations and liabilities;

● Second, each holder of that Rothschild Fund will receive a pro rata distribution of the PF Fund’s Institutional Class and Investor Class shares, as the case may be; and

● Third, the Rothschild Fund will be liquidated.

The Plan provides for multiple reorganizations. Each such reorganization, including the proposed Reorganizations as listed below, shall be treated as if it had been the subject of a separate Plan. Accordingly, shareholder approval and consummation of each Reorganization are not contingent on shareholder approval and consummation of any other Reorganization.

Reorganization No.	Rothschild Fund	PF Fund
(1)	Rothschild U.S. Small/Mid-Cap Core Fund	Pacific Funds Small/Mid-Cap
(2)	Rothschild U.S. Small-Cap Core Fund	Pacific Funds Small-Cap
(3)	Rothschild U.S. Small-Cap Value Fund	Pacific Funds Small-Cap Value
(4)	Rothschild U.S. Small-Cap Growth Fund	Pacific Funds Small-Cap Growth

Approval of the Plan for each Rothschild Fund will constitute approval of the transfer of the Rothschild Funds’ assets, the assumption of its obligations and liabilities, the distribution of the corresponding PF Fund’s Institutional Class and Investor Class shares, and liquidation of the Rothschild Fund. The Institutional Class and Investor Class shares of the PF Funds issued in connection with the Reorganizations will have an aggregate net asset value equal to the net value of the assets that the Rothschild Funds transferred to the PF Funds. The value of a shareholder’s account with the PF Funds immediately after the Reorganizations will be the same as the value of such shareholder’s account with the Rothschild Funds immediately prior to the Reorganizations. No sales charge or fee of any kind will be charged to the Rothschild Funds’ shareholders in connection with the Reorganizations.

The Trust believes that the Reorganizations will constitute a tax-free transaction for federal income tax purposes. The Trust and the Pacific Funds Trust will receive an opinion from tax counsel to the Pacific Funds Trust confirming such tax treatment and effect. Therefore, shareholders should not recognize any gain or loss on their Rothschild Fund shares for federal income tax purposes as a direct result of the Reorganization.

B. REASONS FOR THE REORGANIZATIONS

The primary purpose of the Reorganizations is to move the investment portfolio and shareholders presently associated with Rothschild Funds to the Pacific Funds family of funds. Rothschild has recommended the Reorganizations to the Trust as it believes that reconstituting the Rothschild Funds as a series of the Pacific Funds Trust has the potential to expand the distribution network and increase each of the Rothschild Funds’ assets, as the Pacific Funds Trust has access to greater resources and distribution channels than do the Rothschild Funds. Rothschild further believes that the Reorganizations will allow Rothschild to focus its resources on enhancements to its infrastructure and will allow it to leverage the management, infrastructure and distribution capabilities of the Adviser and its affiliate.

The Reorganizations will shift management oversight responsibility for the Rothschild Funds from Rothschild to the Adviser.

However, by engaging Rothschild as the sub-adviser, the Adviser will provide continuity of the portfolio management team that has been responsible for the Rothschild Funds’ performance record since their inception in 2014. The portfolio managers of the Sub-Adviser who are primarily responsible for the day-to-day portfolio management of the Rothschild Funds will remain the same, although the Adviser may terminate the Sub-Advisory Agreement with Rothschild at any time without shareholder approval, upon the approval of the PF Fund’s Board of Trustees. The investment objective and strategies of the PF Funds will be substantially the same to those of the Rothschild Funds. The PF Funds’ investment limitations are very similar to those of the Rothschild Funds; however, those limitations are worded to align with current limitations of the other series of the Pacific Funds Trust.

The Reorganizations will result in a change to certain of the Rothschild Funds’ service providers. Quasar Distributors, LLC (“Quasar”) currently serves as the distributor and principal underwriter of the Rothschild Funds’ shares. Pacific Select Distributors, LLC (“PSD”) serves as the distributor and principal underwriter for the Pacific Funds Trust, including the PF Funds, and is an affiliate of the Adviser. Pacific Life Insurance Company (“Pacific Life”), the Adviser’s parent company, serves as the administrator to the Pacific Funds Trust, and in that capacity has engaged BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) to perform certain sub-administrative and accounting services for the PF Funds. BNY Mellon also serves as the PF Funds’ transfer agent, registrar and dividend disbursing agent. US Bancorp Fund Services LLC currently provides those services to the Rothschild Funds. U.S. Bank National Association is the current custodian to the Rothschild Funds, while The Bank of New York Mellon (“BNYM”) is the custodian to the PF Funds and Pacific Funds Trust. The Adviser also provides certain administration services for the PF Funds. The PF Funds are also overseen by a different board of trustees than the Board of Trustees for the Trust.

The Rothschild Funds assess no front-end sales charge, contingent deferred sales charge, redemption fees or exchange fees, and no such fees will be assessed by the Investor Class or Institutional Class shares of the PF Funds. The Reorganizations will not result in any increase in the advisory fees or the overall net expense ratios (excluding extraordinary expenses) of the PF Funds for three years following the closing of the Reorganizations, as compared to the net expense ratios currently paid by the Rothschild Funds.

C. TRUST BOARD CONSIDERATIONS

Rothschild and the Adviser proposed, and the Board considered, the Reorganization of each Rothschild Fund at an in-person meeting of the Board held on August 17, 2015. In addition, officers of Rothschild and the Pacific Funds Trust met with the President of the Trust prior to the August meeting, to provide preliminary information on the proposed Reorganizations and the Pacific Funds Trust. Based upon the recommendation of Rothschild, its evaluation of the relevant information presented to it at these meetings, and in light of its fiduciary duties under federal and state law, the Board, comprised entirely of trustees who are not “interested persons” of the Trust under the 1940 Act, determined that each Reorganization is in the best interests of each Rothschild Fund and its shareholders.

In approving the proposed Reorganizations, the Board carefully considered the following matters, among other things:

The Size of the Funds and the Strategic Decision Made by Rothschild with Respect to the Future Growth Plans for the Funds. The Board considered that the Rothschild Funds assets have not achieved economies of scale in the short time since its inception, despite relatively good performance. The Board further considered that Rothschild had made a decision to seek a strategic alignment with an entity possessing existing distribution capabilities rather than to expend the significant capital and resources necessary to develop its own distribution capabilities. As a result, the Board considered that the Funds would likely not achieve significant asset growth on its own and that Rothschild would be required to subsidize the Funds’ expenses over the long term in order for the Funds to maintain a competitive expense ratio.

The Terms and Conditions of the Reorganizations. The Board considered the terms of the Plan, and, in particular, the requirement that the transfer of the assets of the Rothschild Funds’ Institutional Class shares and Investor Class shares be in exchange for Institutional Class shares and Investor Class shares of the PF Funds and the PF Funds’ assumption of all obligations and liabilities of the Rothschild Funds. The Board also took note of the fact that no sales charges would be imposed in connection with the Reorganizations. The Board noted that Rothschild Funds shareholders would receive the same dollar value in Institutional Class or Investor Class shares of the PF Funds as their Rothschild Funds shares immediately prior to the Reorganizations and would not result in the dilution of such shareholders’ interests. The Board further noted that the Reorganization would be submitted to the each Rothschild Fund’s shareholders for approval.

Strong Similarity of Investment Objectives, Policies and Restrictions and Continuity of Portfolio Management. The Board considered that the PF Funds were designed to be substantially similar to the Rothschild Funds with substantially the same investment objectives and strategies. The investment restrictions of the PF Funds are substantially similar to those of the Rothschild Funds, although they are worded to conform with the current restrictions of the other series of the Pacific Funds Trust. As a result, and when coupled with the continuation of the Rothschild Funds’ portfolio management teams through the engagement of Rothschild as sub-adviser, there would be a continuity in the investment management process for shareholders.

Expenses Relating to Reorganization. The Board noted that the Adviser and Rothschild will bear the direct costs associated with the Reorganizations, Special Meeting, and solicitation of proxies, including the expenses associated with preparing and filing the registration statement that includes this Proxy Statement and the cost of copying, printing and mailing proxy materials.

Advisory Fees Relative Expense Ratios and Cap on Expenses. The Board considered that the advisory fees paid by the PF Funds will be the same as the advisory fees paid by the Rothschild Funds. The Board also considered that the Adviser would contractually agree to limit certain operating expenses of each PF Fund, through at least January 10, 2019, such that the total annual operating expense ratios (excluding extraordinary expenses) of Institutional Class shares and Investor Class shares of the PF Funds would not, for the first three years following the close of the transaction, exceed the current overall operating expense ratios of the Rothschild Funds. The Board understands that the PF Board intends to consider the continuation of the expense cap in one-year increments following January 10, 2019.

Economies of Scale. The Board considered the potential of the PF Funds to experience economies of scale as a result of its being a series of the Pacific Funds Trust because certain fixed costs, such as accounting, shareholder services and trustee expenses, would be spread over a larger fund complex. The Board concluded that, given the strategic decision by Rothschild not to further develop its own mutual fund distribution capabilities, the proposed structure had the potential benefit to grow the assets in the Funds and benefit shareholders as the PF Funds grows.

Distribution and Service Fees. The Board considered the fund distribution capabilities of the Adviser and its affiliates and the commitment to distribute shares of the PF Funds. The Board further considered that the Rothschild Funds charges no fees for distribution and/or shareholder services pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1”) for its Institutional Class shares, and that no Rule 12b-1 distribution or service fees will be charged for the Institutional Class shares of the PF Funds. The Board noted that Investor Class shares of the Rothschild Funds and Investor Class shares of the PF Funds both charge the same amount, 0.25%, for distribution services pursuant to Rule 12b-1. Unlike the Investor Class shares of the Rothschild Funds, however, Investor Class shares of the PF Funds will not charge a shareholder servicing fee of 0.10%.

The Experience and Expertise of the Adviser and Sub-Adviser. The Board took into account the Adviser’s reputation, financial strength and resources. The Board noted that the Adviser is an experienced provider of investment advisory services to institutional and retail investors, with over $53 billion in mutual fund assets under management. The Board considered the Adviser’s authority to function as a “manager of managers” pursuant to an exemptive order (the “Order”) from the SEC.

The Board noted that the Order permits the Adviser, on behalf of the series of the Pacific Funds Trust including the PF Funds, and subject to the approval of the PF Trust’s Board of Trustees, including a majority of the PF Board members who are not “interested persons” (as the term is defined in the 1940 Act) of Pacific Funds Trust, to hire or replace unaffiliated sub-advisers and to modify any existing or future sub-advisory agreement with an unaffiliated sub-adviser without shareholder approval. The Order grants the Adviser and the Pacific Funds Trust an exemption from the provisions of Section 15(a) of the 1940 Act and Rule 18f-2 thereunder to the extent necessary to permit the Adviser and the Pacific Funds Trust, on behalf of the PF Fund, and without the approval of shareholders, to: (a) engage new or additional unaffiliated sub-advisers; (b) enter into and modify existing sub-advisory agreements with unaffiliated sub-advisers; or (c) replace sub-advisers with unaffiliated sub-advisers.

The Board noted that use of the Order provides the Adviser and the Board of the Pacific Funds Trust with increased flexibility to recommend, supervise, evaluate, and change sub-advisers without incurring the significant delay and expense associated with obtaining prior shareholder approval. This permits the PF Funds to operate more efficiently and cost-effectively. Without the Order, Pacific Funds Trust would be required to call and hold a shareholder meeting for the PF Funds before it appoints a new sub-adviser or materially amends a sub-advisory agreement. Each time a shareholder meeting is called, Pacific Funds Trust would be required to create and distribute proxy materials to and solicit proxy votes from the PF Funds’ shareholders. This process is time-consuming and costly and such costs would generally be borne by the PF Funds, thereby reducing shareholders’ investment returns.

The Adviser currently monitors the performance of all sub-advisers and will monitor the performance and provision of investment advisory services provided by Rothschild, as the sub-adviser to the PF Funds. The Adviser is responsible for recommending to the PF Board whether a sub-advisory agreement should be entered into or terminated. In determining whether to make such recommendations, the Adviser considers several factors, including the sub-adviser’s performance record. When a shareholder invests in the PF Funds, the shareholder effectively hires the Adviser to manage the assets of the fund, either directly or via a sub-adviser under the Adviser’s supervision. The Pacific Funds Trust prospectus informs shareholders that the Adviser and the Pacific Funds Board will take responsibility for overseeing any sub-advisers, including Rothschild, engaged for the PF Funds and for recommending whether a particular sub-adviser should be hired, terminated, or replaced. The initial sole shareholder of the PF Funds has approved this manager-of-managers arrangement.

The Board also considered that at the closing of the Reorganizations, the Pacific Funds family of funds is expected to have 18 retail mutual funds, including the six Rothschild U.S. equity funds, the six Adviser managed fixed income funds (managed through its Pacific Asset Management business division), and six asset allocation funds that will be available as direct investment options to Rothschild Fund shareholders. This broader range of investment options will permit investors in the Pacific Funds Trust family of funds to diversify their investments and to participate in a range of investment styles currently prevalent in the market. Shareholders can, with a few exceptions, make purchases of or exchanges for certain classes of other series of the Pacific Funds family of funds. Thus, if the Reorganizations are approved and completed, Rothschild Funds shareholders will have more investment options and greater flexibility to change investments through exchanges. Any such exchanges generally will be taxable for U.S. federal income tax purposes.

The Board considered that the current adviser to the Rothschild Funds would provide sub-advisory services to the PF Funds. The Board noted that the Sub-Adviser’s team members have significant investment experience related to the investment management of the Rothschild Funds and have been responsible for its performance record since its inception.

Conflicts of Interest. The Board considered that Rothschild and the Adviser are subject to a conflict of interest in making their recommendation to the Board. In this regard, the Board received information regarding the terms of a “Fund Adoption Agreement” entered into between the Adviser and Rothschild pursuant to which Rothschild will receive a cash payment from the Adviser to help defray certain costs associated with the establishment of the Rothschild Funds and certain transactional expenses resulting from the Reorganizations. The Board also considered that the Adviser had a conflict of interest in that if the Reorganizations were consummated, it would become the investment adviser, and would be paid advisory fees, on an existing asset base.

Tax Consequences. The Board considered that the Reorganizations are expected to be free from adverse federal income tax consequences.

Other Alternatives. The Board considered several alternatives to the Reorganizations, including the potential liquidation of the Funds. After considering the merits and viability these other alternatives, the Board concluded that the possible alternatives were less desirable than the Reorganizations as the Reorganizations would provide shareholders with the options of (i) transferring their investment to a similar fund on a tax-free basis in the Reorganization or (ii) redeeming their investment in the Rothschild Funds, which may have tax consequences for them. The Board noted that liquidating and terminating the Rothschild Funds would provide shareholders with only one option that may have adverse tax consequences for them. The Board further considered that Rothschild did not feel that it was economically prudent for it to continue to subsidize the Funds’ expenses over the long term given the fact that it had determined not to expend the significant resources necessary to further develop its mutual fund distribution capabilities.

Based on the foregoing and additional information presented at the Board meetings discussed above, the Board determined that the Reorganization is the best alternative for each Rothschild Fund at this time and is in the best interests of each Rothschild Funds and its shareholders. The Board approved the Reorganizations, subject to approval by shareholders of the applicable Rothschild Fund and the solicitation of the shareholders of each Rothschild Fund to vote “FOR” the approval of the Reorganization for such Rothschild Fund, including the Plan, the form of which is attached to this Proxy Statement in Appendix A.

D. COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND MANAGEMENT OF THE FUNDS

The Rothschild Funds and the PF Funds have substantially similar investment objectives and strategies, which are presented in the table below.

The PF Funds have been created as a shell series of the Pacific Funds Trust solely for the purpose of acquiring the corresponding Rothschild Funds’ assets and continuing that Fund’s investment strategy, and will not conduct any investment operations until after the closing of the Reorganizations. The Adviser has reviewed each Rothschild Fund’s current portfolio holdings and determined that those holdings are compatible with the PF Fund’s investment objectives and policies. As a result, the Adviser believes that, if each Reorganizations is approved, all or substantially all of each Rothschild Fund’s assets will be transferred to and held by the corresponding PF Fund.

Rothschild U.S. Small/Mid-Cap Core Fund and Pacific Funds Small/Mid-Cap:

	Rothschild Fund	PF Fund
Investment Objective	The Rothschild Fund’s objective is to seek long-term capital appreciation.	Same.

	The Rothschild Fund’s investment objective is a non-fundamental policy which may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.	Same.

	Rothschild Fund	PF Fund
Principal Investment Strategies

In normal market conditions, the Rothschild Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small and medium capitalization U.S. companies.

The Rothschild Fund defines small and medium capitalization companies as companies whose market capitalizations falls within the range of the Russell 2500™ Index at the time of purchase. As of June 30, 2014, the market capitalization range of the Russell 2500™ Index was $143 million to $9.9 billion.

The Rothschild Fund invests in securities which the portfolio management team believes are attractively valued with the potential to exceed investor expectations. The Rothschild Fund’s investment team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build portfolios which are well diversified by stock and by economic sector. The Rothschild Fund may sell securities which no longer meet the investment criteria of the portfolio management team.

Same.
Temporary Defensive Position	The Rothschild Fund may temporarily depart from its principal investment strategy and make short-term investments in cash, cash equivalents, short-term debt securities, exchange-traded funds and money market instruments in response to adverse market, economic or political conditions. To the extent the Rothschild Fund makes such “defensive investments,” it may not achieve its investment objective.	The PF Fund may take temporary defensive positions that are inconsistent with its investment strategies if the Manager believes adverse market, economic, political or other conditions make it appropriate to try to protect the PF Fund from potential loss, for redemptions, at start-up of the PF Fund, or other reasons. In such cases, the PF Fund may temporarily invest (partially or extensively) in U.S. government securities, high quality corporate debt securities/debt obligations, mortgage-related and asset-backed securities or money market instruments (short-term high quality instruments) and/or cash equivalents (overnight investments). In addition, the PF Fund may invest cash balances in such instruments at any time. These investments may alter the risk/return characteristics of the PF Fund and cause the PF Fund to miss investment opportunities and not to achieve its investment goal. Defensive positions could detract from investment performance in a period of rising market prices, but may reduce the severity of losses in a period of falling market prices and provide liquidity for making additional investments or for meeting redemptions.

	Rothschild Fund	PF Fund
Investment Adviser	Rothschild Asset Management Inc.	Pacific Life Fund Advisors LLC.
Sub-Adviser	None.	Rothschild Asset Management Inc.
Portfolio Managers

R. Daniel Oshinskie, CFA, Chief Investment Officer, Lead Portfolio Manager of the Rothschild Fund since inception, 2014.

Joseph Bellantoni, CFA, Managing Director, Portfolio Manager of the Rothschild Fund since inception, 2014.

Tina Jones, CFA, Managing Director, Portfolio Manager of the Rothschild Fund since inception, 2014.

Douglas J. Levine, CFA, Managing Director, Portfolio Manager of the Rothschild Fund since inception, 2014.

Same.

Rothschild U.S. Small-Cap Core Fund and Pacific Funds Small-Cap:

	Rothschild Fund	PF Fund
Investment Objective

The Rothschild Fund’s objective is to seek long-term capital appreciation.

The Rothschild Fund’s investment objective is a non-fundamental policy which may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Same. Same.
Principal Investment Strategies

In normal market conditions, the Rothschild Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small capitalization U.S. companies.

For purposes of the Rothschild Fund’s investments, small capitalization companies are defined as those whose market capitalizations falls within the range of the Russell 2000® Index at the time of purchase. The market capitalization range for the Russell 2000® Index was $143 million to $4.5 billion as of June 30, 2014.

Same.

	Rothschild Fund	PF Fund

The Rothschild Fund invests in securities which the portfolio management team believes are attractively valued with the potential to exceed investor expectations. The Rothschild Fund’s investment team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build portfolios which are well diversified by stock and by economic sector. The Rothschild Fund may sell securities which no longer meet the investment criterial of the portfolio management team.

Temporary Defensive Position

In response to adverse market, economic or political conditions, the Rothschild Fund may temporarily depart from its principal investment strategies and may make short-term investments in cash, cash equivalents, short-term debt securities, exchange-traded funds and money market instruments. To the extent the Rothschild Fund makes such “defensive investments,” it may not achieve its investment objective.

The PF Fund may take temporary defensive positions that are inconsistent with its investment strategies if the Manager believes adverse market, economic, political or other conditions make it appropriate to try to protect the PF Fund from potential loss. In such cases, the PF Fund may temporarily invest in U.S. government securities, high quality corporate debt securities/debt obligations, mortgage related and asset-backed securities or money market instruments and/or cash equivalents. These investments may result in the PF Fund not achieving its investment goal.

Investment Adviser	Rothschild Asset Management Inc.	Pacific Life Fund Advisors LLC.
Investment Sub-Adviser	None.	Rothschild Asset Management Inc.
Portfolio Managers

Joseph Bellantoni, CFA, Managing Director, Lead Portfolio Manager of the Rothschild Fund since inception, 2014.

Tina Jones, CFA, Managing Director, Portfolio Manager of the Rothschild Fund since inception, 2014.

Douglas J. Levine, CFA, Managing Director, Portfolio Manager of the Rothschild Fund since inception, 2014.

R. Daniel Oshinskie, CFA, Chief Investment Officer, Portfolio Manager of the Rothschild Fund since inception, 2014.

Same.

Rothschild U.S. Small-Cap Value Fund and Pacific Funds Small-Cap Value:

	Rothschild Fund	PF Fund
Investment Objective

The Rothschild Fund’s objective is to seek long-term capital appreciation.

The Rothschild Fund’s investment objective is a non-fundamental policy which may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Same. Same.
Principal Investment Strategies

In normal market conditions, the Rothschild Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small capitalization U.S. companies.

For purposes of the Rothschild Fund’s investments, a small capitalization company is defined as one whose market capitalization falls within the range of the Russell 2000® Value Index at the time of purchase. The Rothschild Fund defines value companies as companies in or similar to companies in the Russell 2000® Value Index. The market capitalization range for the Russell 2000 Value Index was $156 million to $4.4 billion as of June 30, 2014.

The Rothschild Fund invests in securities which the portfolio management team believes are attractively valued with the potential to exceed investor expectations. The Rothschild Fund’s investment team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build portfolios which are well diversified by stock and by economic sector. The Rothschild Fund may sell securities which no longer meet the investment criterial of the portfolio management team.

Same.
Temporary Defensive Position	In response to adverse market, economic or political conditions, the Rothschild Fund may temporarily depart from its principal investment strategies and may make short-term investments in cash, cash equivalents, short-term debt securities, exchange-traded funds and money market instruments. To the extent the Rothschild Fund makes such “defensive investments,” it may not achieve its investment objective.	The PF Fund may take temporary defensive positions that are inconsistent with its investment strategies if the Manager believes adverse market, economic, political or other conditions make it appropriate to try to protect the PF Fund from potential loss. In such cases, the PF Fund may temporarily invest in U.S. government securities, high quality corporate debt securities/debt obligations, mortgage related and asset-backed securities or money market instruments and/or cash equivalents. These investments may result in the PF Fund not achieving its investment goal.

	Rothschild Fund	PF Fund
Investment Adviser	Rothschild Asset Management Inc.	Pacific Life Fund Advisors LLC.
Investment Sub-Adviser	None.	Rothschild Asset Management Inc.
Portfolio Managers

Tina Jones, CFA, Managing Director, Lead Portfolio Manager of the Rothschild Fund since inception, 2014.

Joseph Bellantoni, CFA, Managing Director, Portfolio Manager of the Rothschild Fund since inception, 2014.

Douglas J. Levine, CFA, Managing Director, Portfolio Manager of the Rothschild Fund since inception, 2014.

R. Daniel Oshinskie, CFA, Chief Investment Officer, Portfolio Manager of the Rothschild Fund since inception, 2014.

Same.

Rothschild U.S. Small-Cap Growth Fund and Pacific Funds Small-Cap Growth:

	Rothschild Fund	PF Fund
Investment Objective

The Rothschild Fund’s objective is to seek long-term capital appreciation.

The Rothschild Fund’s investment objective is a non-fundamental policy which may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Same. Same.
Principal Investment Strategies

In normal market conditions, the Rothschild Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small capitalization U.S. companies.

For purposes of the Rothschild Fund’s investments, small capitalization companies are defined as those whose market capitalization falls within the range of the Russell 2000® Growth Index at the time of purchase. The Rothschild Fund defines growth companies as companies in or similar to companies in the Russell 2000® Growth Index. The market

Same.

	Rothschild Fund	PF Fund

capitalization range for the Russell 2000® Growth Index was $143 million to $4.5 billion as of June 30, 2014.

The Rothschild Fund invests in securities which the portfolio management team believes are attractively valued with the potential to exceed investor expectations. The Rothschild Fund’s investment team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build portfolios which are well diversified by stock and by economic sector. The Rothschild Fund may sell securities which no longer meet the investment criterial of the portfolio management team.

Temporary Defensive Position	In response to adverse market, economic or political conditions, the Rothschild Fund may temporarily depart from its principal investment strategies and may make short-term investments in cash, cash equivalents, short-term debt securities, exchange-traded funds and money market instruments. To the extent the Rothschild Fund makes such “defensive investments,” it may not achieve its investment objective.

The PF Fund may take temporary defensive positions that are inconsistent with its investment strategies if the Manager believes adverse market, economic, political or other conditions make it appropriate to try to protect the PF Fund from potential loss. In such cases, the PF Fund may temporarily invest in U.S. government securities, high quality corporate debt securities/debt obligations, mortgage related and asset-backed securities or money market instruments and/or cash equivalents. These investments may result in the PF Fund not achieving its investment goal.

Investment Adviser	Rothschild Asset Management Inc.	Pacific Life Fund Advisors LLC.
Investment Sub-Adviser	None.	Rothschild Asset Management Inc.
Portfolio Managers

Douglas J. Levine, CFA, Managing Director, Lead Portfolio Manager of the Rothschild Fund since inception, 2014.

Joseph Bellantoni, CFA, Managing Director, Portfolio Manager of the Rothschild Fund since inception, 2014.

Tina Jones, CFA, Managing Director, Portfolio Manager of the Rothschild Fund since inception, 2014.

R. Daniel Oshinskie, CFA, Chief Investment Officer, Portfolio Manager of the Rothschild Fund since inception, 2014.

Same.

E. COMPARISON OF PRINCIPAL RISKS

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of a fund’s shares may be affected by its investment objectives, principal investment strategies and particular risk factors. The principal risks of investing in the Rothschild Funds and the PF Funds (the “Funds”) are discussed below. However, other factors may also affect each Fund’s net asset value. There is no guarantee that the Funds will achieve their investment objectives or that they will not lose principal value.

Because the investment objectives and strategies of the Funds are substantially the same, the main risks of investing in the Funds are also substantially the same. The PF Funds have included certain additional risk disclosures and revised certain risk disclosures in its registration statement to clarify for shareholders the principal risks of investing in the PF Funds. In addition, certain principal risks of the Rothschild Funds will not be considered by the PF Funds to be principal risks, including “New Fund Risk” and “Portfolio Turnover Risk.” The PF Funds may be affected by the following principal risks:

Active Management Risk:

The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the PF Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Equity Securities Risk:

Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Growth Companies Risk:

Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

Issuer Risk:

The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage, changes in markets in which the issuer offers good or services, and reduced demand for the issuer’s goods or services.

Market and Regulatory Risk:

Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the PF Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the PF Fund may lose value, regardless of the individual results of the securities and other instruments in which the PF Fund invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the PF Fund in unforeseen ways, such as causing the PF Fund to alter its existing strategies or potentially, to liquidate and close.

Mid-Capitalization Companies Risk:

Mid-capitalization companies may be riskier, subject to greater price volatility risk and more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes.

Price Volatility Risk:

The value of the PF Fund’s investments may go up or down rapidly or unpredictably. To the extent the PF Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

Small-Capitalization Companies Risk:

Small-capitalization companies may be riskier, more susceptible to liquidity risk and price volatility risk and more vulnerable to economic, market and industry changes than larger more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies.

Underlying Fund Risk:

Because the PF Fund may serve as an underlying fund of one or more “fund of funds” of the Pacific Funds Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the PF Fund, causing potential increases in expenses to the PF Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Value Companies Risk:

Value companies are those that are thought to be undervalued and trade for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

F. COMPARISON OF INVESTMENT RESTRICTIONS AND LIMITATIONS

The investment restrictions and limitations of the Funds are substantially similar, except that the investment limitations of the PF Funds differ from those of the Rothschild Funds to the extent necessary to harmonize them with the investment limitations of other series of the Pacific Funds Trust.

Except as required by the 1940 Act or the Internal Revenue Code of 1986, as amended (the “Code”), if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund’s assets or purchases and redemptions of Fund shares will not be considered a violation of the limitation.

Under the 1940 Act, a fundamental investment restriction or limitation cannot be changed without the affirmative vote of a “majority” of the outstanding voting securities of a fund. The “vote of the holders of a majority of the outstanding voting securities” means the vote of holders of the lesser of: (1) more than 50% of the outstanding shares of the Fund; or (2) 67% of the shares present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares are present or represented. A non-fundamental investment restriction or limitation may be changed by a fund’s board of trustees without shareholder approval.

All of the investment restrictions noted in the table below are fundamental, meaning those restrictions cannot be changed by the Board of Trustees without affirmative shareholder approval as described above. The PF Funds, however, have sought to harmonize the fundamental investment restrictions of the Rothschild Funds with those of the other funds in the Pacific Funds Trust. Although the wording appears different, the fundamental investment restrictions of the Rothschild Funds and the PF Funds are substantially similar. The investment restrictions for the Rothschild Funds may be found in the Rothschild Fund’s Statement of Additional Information (“SAI”) dated December 22, 2014, which is incorporated by reference into this Proxy Statement. The investment restrictions for the PF Funds may be found in the PF Funds’ SAI to this Proxy Statement dated [ , 2015], which is also incorporated by reference into this Proxy Statement.

Fundamental Investment Restrictions
Policy	Rothschild Funds	PF Funds	Differences

Diversification	The Rothschild Fund may not purchase the securities of any issuer,	With respect to 75% of the PF Fund’s total assets, the PF Fund	No material difference.

Fundamental Investment Restrictions
Policy	Rothschild Funds	PF Funds	Differences
	if as a result more than 5% of the total assets of the Rothschild Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of its assets may be invested without regard to this limitation.	may not invest in a security if, as a result of such investment (at time of such investment): (a) more than 5% of its total assets would be invested in the securities of any one issuer, or (b) the PF Fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Industry Concentration

The Rothschild Fund may not invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of industries. (Does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.)

The Rothschild Fund does not consider a sector to be an industry and will look through any underlying fund investments, including exchange-traded funds.

The PF Fund may not invest in a security if, as a result of such investment, 25% or more of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

For purposes of this restriction, the PF Fund will regard tax-exempt securities issued by municipalities and their agencies not to be an industry.

The PF Fund provides that with respect to this policy, mortgage-related securities, including collateralized mortgage obligations, that are issued or guaranteed by the U.S. government, its agencies or instrumentalities (government issued) are considered government securities.

The PF Fund also takes the position that mortgage-related securities and asset-backed securities, whether government issued or privately issued, do not represent interests in any particular “industry” or group of industries.

For purposes of complying with this restriction, the PF Fund, in consultation with its Manager, utilizes its own industry classification.

Fundamental Investment Restrictions
Policy	Rothschild Funds	PF Funds	Differences
Senior Securities	The Rothschild Fund may not issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Rothschild Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.	The PF Fund may not issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.	No material difference.

Borrowing

The Rothschild Fund may not borrow money, except as stated in its Prospectus and SAI. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

In addition, the Rothschild Fund may also mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33-1/3% of its assets.

		The PF Fund may not borrow money or pledge, mortgage or hypothecate its assets, except that the PF Fund may: (a) borrow from banks but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%, except where the PF Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets; and (b) enter into reverse repurchase agreements and transactions in options, futures, and options on futures as described in the PF Fund’s Prospectus and SAI (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a “when-issued” or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures	No material difference.

Fundamental Investment Restrictions
Policy	Rothschild Funds	PF Funds	Differences
contracts will not be deemed to be pledges of the PF Fund’s assets); and (c) purchase securities on margin as described in the PF Fund’s Prospectus and SAI.

Underwriting	The Rothschild Fund may not act as underwriter (except to the extent the Rothschild Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).	The PF Fund may not act as an underwriter of securities of other issuers, except, when in connection with the disposition of fund securities, the PF Fund may be deemed to be an underwriter under the federal securities law.	No material difference. However, the PF Fund clarifies that it may act as an underwriter of securities of other issuers when, in connection with the disposition of Fund securities, the PF Fund is deemed an underwriter under federal securities law.

Real Estate and Commodities	The Rothschild Fund may not purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the Rothschild Fund’s Prospectus and SAI).

The PF Fund may not purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein and may hold for prompt sale and sell real estate or interests in real estate acquired through the forfeiture of collateral securing loans or debt securities held by it).

The PF Fund’s investment restriction regarding commodities is a non-fundamental restriction, which provides that the PF Fund may not purchase or sell commodities or commodities contracts, except subject to the restrictions in the PF Fund’s Prospectus and SAI that: (a) the Fund may engage in futures

The PF Fund’s investment restriction as it relates to commodities is a non-fundamental restriction.

Fundamental Investment Restrictions
Policy	Rothschild Funds	PF Funds	Differences
contracts and options on futures contracts; and (b) the Fund may enter into forward contracts including forward foreign currency contracts.

Loans	The Rothschild Fund may not make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies; (b) to the extent the entry into a repurchase agreement is deemed to be loan.	The PF Fund may not lend any funds or other assets, except that the PF Fund may, consistent with its investment objective and policies: (a) invest in debt obligations including bonds, debentures or other debt securities, bankers’ acceptances, and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (b) enter into repurchase agreements and reverse repurchase agreements; and (c) lend its portfolio securities to the extent permitted under applicable law.	No material difference. However, the PF Fund clarifies that with respect to this policy, investments in loan participations and assignments are considered to be debt obligations and are therefore, permissible investments for the Fund.

Margin	The Rothschild Fund may not purchase securities on margin, participate on a joint basis or joint and several basis in any securities trading account or underwrite securities. (Does not preclude the Rothschild Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities).	The PF Fund may not borrow money or pledge, mortgage or hypothecate its assets, except that the PF Fund may: (a) borrow from banks but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%, except where the PF Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets; and (b) enter into reverse repurchase agreements and transactions in options, futures, and options on futures as	No material difference. However, the Rothschild Fund’s policy clarifies that the Fund may may obtain such short- term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and the PF Fund’s policy clarifies that the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a “when-issued” or delayed delivery basis and collateral

Fundamental Investment Restrictions
Policy	Rothschild Funds	PF Funds	Differences
		described in the PF Fund’s Prospectus and SAI (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a “when-issued” or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the PF Fund’s assets); and (c) purchase securities on margin as described in the PF Fund’s Prospectus and SAI.	arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the PF Fund’s assets.

The Rothschild Funds have adopted the following investment limitations that may be changed by the Board of Trustees without shareholder approval. The PF Funds’ non-fundamental investment restrictions also may be changed by the PF Board without shareholder approval.

Non-Fundamental Investment Restrictions
Policy	Rothschild Fund	PF Fund	Differences
Investing for Control	The Rothschild Fund may not invest in any issuer for the purpose of exercising control or management.	None.	The PF Fund does not have a comparable policy.
Illiquid Securities	The Rothschild Fund may not invest, in the aggregate, more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

The PF Fund may not purchase illiquid securities or repurchase agreements maturing in more than seven days if as a result of such purchase, more than 15% of the PF Fund’s net assets would be invested in such securities.

No material difference.
Commodities	None.	The PF Fund may not purchase or sell commodities or commodities contracts, except subject to restrictions described in the PF Fund’s Prospectus	The Rothschild Fund’s policy regarding commodities is fundamental, which states that the Rothschild Fund may not purchase or sell commodities or

		and SAI that: (a) the PF Fund may engage in futures contracts and options on futures contracts; and (b) the PF Fund may enter into forward contracts including forward foreign currency contracts.	commodity contracts (other than futures transactions for the purposes and under the conditions described in the Rothschild Fund’s Prospectus and SAI).
Investment objectives and strategies	The Rothschild Fund’s investment objectives and strategies may be changed without shareholder approval upon 60 days’ written notice to shareholders.

The PF Fund’s policy on investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a manner consistent with its name may not be changed without notifying shareholders 60 days prior to the change.

No material difference.

G. COMPARISON OF FEES AND EXPENSES

The tables below describe the fees and expenses that you pay if you buy and hold Investor Class shares and Institutional Class shares of a Rothschild Fund and the pro forma fees and expenses that you may pay if you buy and hold Investor Class shares and Institutional Class shares of the corresponding PF Fund, after giving effect to the Reorganization. Expenses for each Fund are based on the operating expenses incurred by the respective Rothschild Funds and estimated to be incurred as of the fiscal year ended [November 30, 2015]. The pro forma fees and expenses for each PF Fund assume that the applicable Reorganization had been in effect during that period.

Rothschild U.S. Small/Mid-Cap Core Fund and Pacific Funds Small/Mid-Cap

Investor Class Shares

Fees and Expenses	Rothschild Fund Investor Class	PF Fund Investor Class (Pro forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases	None	None
Maximum Sales Charge (Load) Imposed On Re-invested Dividends	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions	None	None
Redemption Fee	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	0.25%

Other Expenses[1]	0.84%	1.10%
Total Annual Fund Operating Expenses	1.94%	2.20%
Less Fee Waiver and/or Expense Reimbursement	(0.59)%[2]	(0.85)%[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.35%	1.35%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)

Rothschild has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Rothschild Fund’s Total Annual Operating Expenses after Fee Waiver and Expense Reimbursement to 1.00% of the average daily net assets of the Investor Class shares (the “Expense Cap”), indefinitely, but at least through December 31, 2018. The Expense Cap may be changed or eliminated at any time by the Rothschild Fund’s Board upon 60 days’ notice to Rothschild, or by Rothschild with the consent of the Board. To the extent that Rothschild waives fees and/or absorbs expenses to satisfy the Expense Cap, Rothschild may seek repayment of a portion or all such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

(3)

The Adviser has contractually agreed to limit certain “Other Expenses” incurred by the PF Fund that exceed an annual rate of 0.25% for Investor Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees of the PF Fund and prior written notice to the Adviser. The Adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Example

The Example below is intended to help you compare the cost of investing in Investor Class shares of the Rothschild Fund with the cost of investing in Investor Class shares of the PF Fund on a pro forma basis. The Example assumes that you invest $10,000 in Investor Class shares of each Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Funds’ annual operating expenses for Investor Class shares remain as stated in the table above for the time periods shown. In order to reflect the cap on expenses for each Fund and the advisory fee waiver for the PF Fund in the Example below, the Rothschild Fund uses its Net Expenses for all periods, and the PF Fund uses its Net Expenses for the one year period and Total Annual Fund Operating Expenses for all other periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses in dollars if you sell/redeem or hold all of your Investor Class shares at the end of each period:

	One Year	Three Years
Rothschild Fund – Investor Class (Pro forma)	$137	$428

PF Fund – Investor Class (Pro forma)	$137	$428

Institutional Class Shares

Fees and Expenses	Rothschild Fund Institutional Class	PF Fund Institutional Class (Pro forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases	None	None

Maximum Sales Charge (Load) Imposed On Re-invested Dividends	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions	None	None
Redemption Fee	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	None	None
Other Expenses[1]	0.74%	0.95%
Total Annual Fund Operating Expenses	1.59%	1.80%
Less Fee Waiver and/or Expense Reimbursement	(0.59)%[2]	(0.80)%[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.00%	1.00%

1.	“Other Expenses” are based on estimated amounts for the current fiscal year.

2.

Rothschild has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Rothschild Fund’s net expenses to 0.85% of the average daily net assets of the Institutional Class shares (the “Expense Cap”), indefinitely, but at least through December 31, 2018. The Expense Cap may be changed or eliminated at any time by the Rothschild Fund’s Board upon 60 days’ notice to Rothschild, or by Rothschild with the consent of the Board. To the extent that Rothschild waives fees and/or absorbs expenses to satisfy the Expense Cap, Rothschild may seek repayment of a portion or all such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

3.

The Adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% for Institutional Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees of the PF Fund and prior written notice to the Adviser. The Adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Example

The Example below is intended to help you compare the cost of investing in Institutional Class shares of the Rothschild Fund with the cost of investing in Institutional Class shares of the PF Fund on a pro forma basis. The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return and that the Rothschild Fund’s Total Annual Fund Operating Expenses and Net Expenses remain the same. In order to reflect the cap on expenses for each Fund in the Example, the Rothschild Fund uses its Net Expenses for years one through ten and the PF Fund uses its Net Expenses for year one and its Total Annual Fund Operating Expenses for years two through ten. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Year
Rothschild Fund – Institutional Class (Pro forma)	$102	$318

PF Fund – Institutional Class (Pro forma)	$318	$334

Rothschild U.S. Small-Cap Core Fund and Pacific Funds Small-Cap:

Investor Class Shares:

Fees and Expenses	Rothschild Fund Investor Class	PF Fund Investor Class (Pro forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases	None	None
Maximum Sales Charge (Load) Imposed On Re-invested Dividends	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions	None	None
Redemption Fee	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	0.25%
Other Expenses[1]	0.83%	1.10%
Total Annual Fund Operating Expenses	1.93%	2.20%
Less Fee Waiver and/or Expense Reimbursement	(0.58)%[2]	(0.85)%[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.35%	1.35%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)

Rothschild has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Rothschild Fund’s Total Annual Operating Expenses after Fee Waiver and Expense Reimbursement to 1.00% of the average daily net assets of the Investor Class shares (the “Expense Cap”), indefinitely, but at least through December 31, 2018. The Expense Cap may be changed or eliminated at any time by the Rothschild Fund’s Board upon 60 days’ notice to Rothschild, or by Rothschild with the consent of the Board. To the extent that Rothschild waives fees and/or absorbs expenses to satisfy the Expense Cap, Rothschild may seek repayment of a portion or all such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

(3)

The Adviser has contractually agreed to limit certain “Other Expenses” incurred by the PF Fund that exceed an annual rate of 0.25% for Investor Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees of the PF Fund and prior written notice to the Adviser. The Adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Example

The Example below is intended to help you compare the cost of investing in Investor Shares of the Rothschild Fund with the cost of investing in Investor Class shares of the PF Fund on a pro forma basis. The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment. The Adviser has a 5% annual return and that the Rothschild Fund’s Total Annual Fund Operating Expenses and Net Expenses remain the same. In order to reflect the cap on expenses for each Fund in the Example, the Rothschild Fund uses its Net Expenses for years one through ten and the PF Fund uses its Net Expenses for year one and its Total Annual Fund Operating Expenses for years two through ten. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Year
Rothschild Fund – Investor Class (Pro forma)	$137	$438

PF Fund – Investor Class (Pro forma)	$137	$428

Institutional Class Shares

Fees and Expenses	Rothschild Fund Institutional Shares	PF Fund Institutional Class (Pro forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases	None	None
Maximum Sales Charge (Load) Imposed On Re-invested Dividends	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions	None	None
Redemption Fee	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	None	None
Other Expenses[1]	0.73%	0.95%
Total Annual Fund Operating Expenses	1.58%	1.80%
Less Fee Waiver and/or Expense Reimbursement	(0.58)%[2]	(0.80)%[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.00%	1.05%

1.	“Other Expenses” are based on estimated amounts of the current fiscal year.

2.

Rothschild has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Rothschild Fund’s net expenses to 0.1.00% of the average daily net assets of the Institutional Class shares (the “Expense Cap”), indefinitely, but at least through December 31, 2018. The Expense Cap may be changed or eliminated at any time by the Rothschild Fund’s Board upon 60 days’ notice to Rothschild, or by Rothschild with the consent of the Board. To the extent that Rothschild waives fees and/or absorbs expenses to satisfy the Expense Cap, Rothschild may seek repayment of a portion or all such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

3.

The Adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% for Institutional Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees of the PF Fund and prior written notice to the Adviser. The Adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Example

The Example below is intended to help you compare the cost of investing in Institutional Class shares of the Rothschild Fund with the cost of investing in Institutional Class shares of the PF Fund on a pro forma basis. The Example assumes that you invest $10,000 in Institutional Class shares of each Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s annual operating expenses for Institutional Class shares remain as stated in the table above for the time periods shown. In order to reflect the cap on expenses for each Fund and the advisory fee waiver for the PF Fund in the Example below, the Rothschild Fund uses its Net Expenses for all periods, and the PF Fund uses its Net Expenses for the one year period and Total Annual Fund Operating Expenses for all other periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses in dollars if you sell/redeem or hold all of your Institutional Class shares at the end of each period:

	One Year	Three Years
Rothschild Fund – Institutional Class (Pro forma)	$102	$318
PF Fund – Institutional Class (Pro forma)	$318	$334

Rothschild U.S. Small-Cap Value Fund and Pacific Funds Small-Cap Value:

Investor Class Shares:

Fees and Expenses	Rothschild Fund Investor Class	PF Fund Investor Class (Pro forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases	None	None
Maximum Sales Charge (Load) Imposed On Re-invested Dividends	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions	None	None
Redemption Fee	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	0.25%
Other Expenses[1]	6.15%	0.81%
Total Annual Fund Operating Expenses	7.25%	1.91%
Less Fee Waiver and/or Expense Reimbursement	(5.90)%[2]	(0.56)%[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.35%	1.35%

1.	Other Expenses” are based on estimated amounts for the current fiscal year.

2.

Rothschild has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Rothschild Fund’s net expenses to 1.35% of the average daily net assets of the Investor Class shares (the “Expense Cap”), indefinitely, but at least through December 31, 2018. The Expense Cap may be changed or eliminated at any time by the Rothschild Fund’s Board upon 60 days’ notice to Rothschild, or by Rothschild with the consent of the Board. To the extent that Rothschild waives fees and/or absorbs expenses to satisfy the Expense Cap, Rothschild may seek repayment of a portion or all such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

3.

The Adviser has contractually agreed to limit certain “Other Expenses” incurred by the PF Fund that exceed an annual rate of 0.25% for Investor Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees of the PF Fund and prior written notice to the Adviser. The Adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Example

The Example below is intended to help you compare the cost of investing in Investor Shares of the Rothschild Fund with the cost of investing in Investor Class shares of the PF Fund on a pro forma basis. The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return and that the Rothschild Fund’s Total Annual Fund Operating Expenses and Net Expenses remain the same. In order to reflect the cap on expenses for each Fund in the Example, the Rothschild Fund uses its Net Expenses for years one through ten and the PF Fund uses its Net Expenses for year one and its Total Annual Fund Operating Expenses for years two through ten. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Year
Rothschild Fund – Investor Class (Pro forma)	$137	$428

PF Fund – Investor Class (Pro forma)	$137	$428

Institutional Class Shares

Fees and Expenses	Rothschild Fund Institutional Shares	PF Fund Institutional Class (Pro forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases	None	None
Maximum Sales Charge (Load) Imposed On Re-invested Dividends	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions	None	None
Redemption Fee	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	None	None
Other Expenses[1]	6.05%	0.66%
Total Annual Fund Operating Expenses	6.90%	1.51%
Less Fee Waiver and/or Expense Reimbursement	(5.90)%[2]	(0.46)%[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.00%	1.05%

1.	“Other Expenses” are based on estimated amounts for the current fiscal year.

2.

Rothschild has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Rothschild Fund’s net expenses to 1.00% of the average daily net assets of the Institutional Class shares (the “Expense Cap”), indefinitely, but at least through December 31, 2018. The Expense Cap may be changed or eliminated at any time by the Rothschild Fund’s Board upon 60 days’ notice to Rothschild, or by Rothschild with the consent of the Board. To the extent that Rothschild waives fees and/or absorbs expenses to satisfy the Expense Cap, Rothschild may seek repayment of a portion or all such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

3.

The Adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% for Institutional Class shares through 1/10/2019. The Adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Example

The Example below is intended to help you compare the cost of investing in Institutional Class shares of the Rothschild Fund with the cost of investing in Institutional Class shares of the PF Fund on a pro forma basis. The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return and that the Rothschild Fund’s Total Annual Fund Operating Expenses and Net Expenses remain the same. In order to reflect the cap on expenses for each Fund in the Example, the Rothschild Fund uses its Net Expenses for years one through ten and the PF Fund uses its Net Expenses for year one and its Total Annual Fund Operating Expenses for years two through ten. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Year
Rothschild Fund – Institutional Class (Pro forma)	$102	$318

PF Fund – Institutional Class (Pro forma)	$318	$334

Rothschild U.S. Small-Cap Growth Fund and Pacific Funds Small-Cap Growth:

Investor Class Shares:

Fees and Expenses	Rothschild Fund Investor Class	PF Fund Investor Class (Pro forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases	None	None
Maximum Sales Charge (Load) Imposed On Re-invested Dividends	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions	None	None
Redemption Fee	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	0.25%
Other Expenses[1]	6.15%	0.80%
Total Annual Fund Operating Expenses	7.25%	1.90%
Less Fee Waiver and/or Expense Reimbursement	(6.00)%[2]	(0.65)%[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.25%	1.25%

1.	“Other Expenses” are based on estimated amounts for the current fiscal year.

2.

Rothschild has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Rothschild Fund’s net expenses to 1.25% of the average daily net assets of the Investor Class shares (the “Expense Cap”), indefinitely, but at least through December 31, 2018. The Expense Cap may be changed or eliminated at any time by the Rothschild Fund’s Board upon 60 days’ notice to Rothschild, or by Rothschild with the consent of the Board. To the extent that Rothschild waives fees and/or absorbs expenses to satisfy the Expense Cap, Rothschild may seek repayment of a portion or all such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

3.

The Adviser has contractually agreed to limit certain “Other Expenses” incurred by the PF Fund that exceed an annual rate of 0.25% for Investor Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees of the PF Fund and prior written notice to the Adviser. The Adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Example

The Example below is intended to help you compare the cost of investing in Investor Shares of the Rothschild Fund with the cost of investing in Investor Class shares of the PF Fund on a pro forma basis. The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return and that the Rothschild Fund’s Total Annual Fund Operating Expenses and Net Expenses remain the same. In order to reflect the cap on expenses for each Fund in the Example, the Rothschild Fund uses its Net Expenses for years one through ten and the PF Fund uses its Net Expenses for year one and its Total Annual Fund Operating Expenses for years two through ten. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Year
Rothschild Fund – Investor Class (Pro forma)	$127	$397

PF Fund – Investor Class (Pro forma)	$127	$397

Institutional Class Shares

Fees and Expenses	Rothschild Fund Institutional Shares	PF Fund Institutional Class (Pro forma)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases	None	None
Maximum Sales Charge (Load) Imposed On Re-invested Dividends	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions	None	None
Redemption Fee	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	None	None
Other Expenses[1]	6.05%	0.65%
Total Annual Fund Operating Expenses	6.90%	1.50%
Less Fee Waiver and/or Expense Reimbursement	(6.00)%[2]	(0.60)%[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.90%	0.90%

1.	“Other Expenses” are based on estimated amounts for the current fiscal year.

2.

Rothschild has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Rothschild Fund’s net expenses to 0.90% of the average daily net assets of the Institutional Class shares (the “Expense Cap”), indefinitely, but at least through December 31, 2018. The Expense Cap may be changed or eliminated at any time by the Rothschild Fund’s Board upon 60 days’ notice to Rothschild, or by Rothschild with the consent of the Board. To the extent that Rothschild waives fees and/or absorbs expenses to satisfy the Expense Cap, Rothschild may seek repayment of a portion or all such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

3.

The Adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% for Institutional Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees of the PF Fund and prior written notice to the Adviser. The Adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.

Example

The Example below is intended to help you compare the cost of investing in Institutional Class shares of the Rothschild Fund with the cost of investing in Institutional Class shares of the PF Fund on a pro forma basis. The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return and that the Rothschild Fund’s Total Annual Fund Operating Expenses and Net Expenses remain the same. In order to reflect the cap on expenses for each Fund in the Example, the Rothschild Fund uses its Net Expenses for years one through ten and the PF Fund uses its Net Expenses for year one and its Total Annual Fund Operating Expenses for years two through ten. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Year
Rothschild Fund – Institutional Class (Pro forma)	$92	$287

PF Fund – Institutional Class (Pro forma)	$287	$334

H. PERFORMANCE INFORMATION

Each PF Fund’s Investor Class and Institutional Class shares will adopt the performance history of its corresponding Rothschild Fund’s Investor Class and Institutional Class shares, respectively. Performance information of a Rothschild Fund may provide some indication of the risks of an investment in its corresponding PF Fund by showing the Rothschild Fund’s performance since its inception and by showing how the Rothschild Fund’s average annual returns compare with a broad measure of market performance. The Rothschild Funds have not been in operation for a full calendar year as of the date of this Proxy Statement. Updated performance information is available on the Rothschild Funds’ website at www.rothschild.com/raminc/usfunds or by calling toll-free at (844) 726-3863.

A Rothschild Fund’s past performance does not necessarily represent how the PF Fund will perform in the future.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the examples above, affect each Fund’s performance. As the Rothschild Funds have not reached their first full year of operations, they do not have a portfolio turnover rate as of the date of this Proxy Statement.

I. COMPARISON OF DISTRIBUTION AND PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

Distribution Arrangements – Rothschild Funds

Quasar Distributors, LLC (“Quasar”) serves as distributor and principal underwriter for shares of the Rothschild Funds in a continuous public offering. Quasar is located at 615 E. Michigan Street, Milwaukee, WI 53202. Quasar is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Pursuant to a distribution agreement, with the Trust, Quasar provides certain administrative services and promotes and arranges for the sale of Rothschild Funds shares.

The Rothschild Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act on behalf of the Investor Class shares. Under the Distribution Plan, Investor Class shares of each Rothschild Fund are authorized to pay Rule 12b-1 fees at the annual rate 0.25% of the average daily net assets. Rule 12b-1 fees are paid to Quasar to compensate broker-dealers and service providers that provide distribution-related services to the Investor Class shares for the cost of the services provided and the expenses borne in the distribution of the Rothschild Fund’s Investor Class shares. Rule 12b-1 fees are paid to Quasar each year only to the extent of such costs and expenses of Quasar actually incurred in that year. Rule 12b-1 fees are paid out of a Rothschild Fund’s assets on an ongoing basis. As a result, these fees will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

Each Rothschild Fund has also adopted a Shareholder Servicing Plan on behalf of the Investor Class shares. Under the Shareholder Servicing Plan, Rothschild is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to each Rothschild Fund. Rothschild may engage securities broker-dealers and other securities professionals to provide these services for their clients invested in the Rothschild Fund. As compensation for such services, Investor Class shares pay Rothschild a fee of up to 0.10% of the class’ average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. The Institutional Class shares of the Rothschild Funds have not adopted Rule 12b-1 Distribution Plan or Shareholder Servicing Plans and pay no distribution or service plan fees.

Distribution Arrangements – PF Funds

Pacific Select Distributors, LLC (“PSD”), a wholly-owned subsidiary of Pacific Life, serves as the PF Funds’ distributor and principal underwriter pursuant to a Distribution Agreement with the Pacific Funds Trust. PSD is located at 700 Newport Center Drive, P.O. Box 9000, Newport Beach, California 92660. PSD is registered with the SEC as a broker-dealer and is a member of FINRA. PSD is not obligated to sell any specific amount of the PF Funds’ shares. PSD bears all expenses of providing services pursuant to the Distribution Agreement including the costs of sales presentations, mailings, advertising, and any other marketing efforts by PSD in connection with the distribution or sale of the shares, and receives a distribution and/or servicing fee with respect to certain applicable share classes.

Each PF Fund is expected to offer six share classes: Class A, Class C, Advisor Class, Class P, Investor Class and Institutional Class. However, only the Investor Class and Institutional Class shares are involved in the Reorganization.

With respect to the Investor Class shares, the PF Funds have adopted a Distribution Plan pursuant to Rule 12b-1. Pursuant to the Distribution Plan, Investor Class shares pay a distribution fee of 0.25% per annum of the average daily net assets attributable to Investor Class shares. This fee is payable to compensate PSD for services rendered even if the amount paid exceeds PSD’s expenses. The fee paid by the Investor Class shares of the PF Funds under the Distribution Plan may be used by PSD to pay for any activities or expenses primarily intended to result in the sale of shares, including compensation to, and expenses (including overhead expenses) of, financial consultants or other employees of PSD or of selling group members who engage in the distribution of shares, printing of prospectuses and reports other than for existing shareholders, advertising, and preparation, printing and distribution of sales literature. Investor Class shares do not pay a servicing fee. Institutional Class shares do not charge service or distribution fees.

For so long as Rothschild serves as sub-adviser to the Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap Core, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth (collectively with the PF Fund, the “Rothschild Sub-Advised PF Funds”), Rothschild will pay a marketing support fee of 0.05% to PSD in consideration for PSD’s sales, marketing and distribution support services provided to the Rothschild Sub-Advised PF Funds. The marketing support fee is based on the annual percentage of the average daily net assets of Pacific Funds Small-Cap Growth, Pacific Funds Small-Cap Value, Pacific Funds Small-Cap and Pacific Funds Small/Mid-Cap.

Purchase, Redemption and Exchange Procedures

Purchase Procedures. The purchase procedures for the Rothschild Funds and the PF Funds are similar. Investors may invest by contacting the Funds through the internet, through a broker or other financial institution who sells the Funds, or by mail, telephone or wire.

The minimum initial investment for Investor Class shares of both Funds is $2,500, though the minimum initial investment amount in Investor Class shares of the PF Fund for certain accounts, such as retirement accounts, may be lower. The subsequent investment minimum for Investor Class shares of the Rothschild Funds is $100, though the minimum subsequent investment through a systematic purchase plan investment is $50. The subsequent investment minimum for Investor Class shares of each PF Fund is $100, though the minimum subsequent investment through certain retirement accounts or preauthorized investment plans is $50. The minimum initial investment for Institutional Class shares of both Funds is $100,000, and the subsequent investment minimum is $500.

Redemption Procedures. The Rothschild Funds permit, and the PF Funds will permit, redemptions through the internet, by mail, wire, and telephone. A redemption fee of 1.00% currently applies to shares of the Rothschild Funds if shares are redeemed less than 30 days form purchase. The PF Funds do not charge a redemption fee. However, the PF Funds are not intended to be used as a vehicle for frequent trading and has certain limitations on frequent trading.

Additionally, each Fund has also reserved the right to redeem shares “in kind.” Additional shareholder account information for the PF Funds is set forth in Appendix C to this Proxy Statement.

Exchange Procedures. An investor in a Rothschild Fund may sell its shares and buy shares of the Trust’s other Rothschild U.S. Equity Funds, also known as an exchange, by telephone or in writing, unless the investor declined telephone privileges on its account application. Exchange purchases are subject to the same minimum and subsequent investment levels as new accounts and fund closing commitments. Because exchanges are treated as a sale and purchase, they may have tax consequences.

Shares of any class of a PF Fund may be exchanged for shares of the same class of another fund within the Pacific Funds Trust under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled “Purchasing Shares” and “Redeeming Shares” in the PF Funds’ Prospectus for Class A, C Advisor Class and Investor Class shares for additional limitations that apply to purchases and redemptions.

The minimum investment requirement must be met for the Pacific Funds’ fund into which the shareholder is exchanging and shares may be acquired through exchange only in states in which they can be legally sold. The Pacific Funds Trust reserves the right to charge a fee and to modify or terminate the exchange privilege at any time. Please refer to the section titled “Prevention of Disruptive Trading” in the PF Funds’ Prospectus for information on the Pacific Funds Trust’s policies regarding frequent purchases, redemptions, and exchanges

J. KEY INFORMATION ABOUT THE PROPOSAL

The following is a summary of key information concerning the Reorganization. Keep in mind that more detailed information appears in the Plan, the form of which is attached to this Proxy Statement as Appendix A. This summary is qualified in its entirety by reference to the Plan.

1. SUMMARY OF THE PROPOSED REORGANIZATION

At the Special Meeting, the shareholders of each Rothschild Fund will be asked to approve the Plan to reorganize their Rothschild Fund with the corresponding PF Fund. The Plan provides for multiple reorganizations. Each such reorganization, including the proposed Reorganizations as listed below, shall be treated as if it had been the subject of a separate Plan. Accordingly, shareholder approval and consummation of each Reorganization are not contingent on shareholder approval and consummation of any other Reorganization.

Reorganization No.	Rothschild Fund	PF Fund
(1)	Rothschild U.S. Small/Mid-Cap Core Fund	Pacific Funds Small/Mid-Cap
(2)	Rothschild U.S. Small-Cap Core Fund	Pacific Funds Small-Cap
(3)	Rothschild U.S. Small-Cap Value Fund	Pacific Funds Small-Cap Value
(4)	Rothschild U.S. Small-Cap Growth Fund	Pacific Funds Small-Cap Growth

The PF Funds are newly organized series of the Pacific Funds Trust that will commence operations upon consummation of the Reorganizations. If the Plan is approved by the shareholders of a Rothschild Fund and the Reorganization is consummated, the Rothschild Fund will transfer all of its assets to the PF Fund in exchange solely for (1) the number of full and fractional Investor Class and Institutional Class shares of the PF Fund equal to the number of full and fractional Investor Class and Institutional Class shares, respectively, of the Rothschild Fund as of the close of business on the closing date referred to below (the “Closing”); and (2) the PF Fund’s assumption of all of the Rothschild Fund’s obligations and liabilities. Immediately thereafter, the Rothschild Fund will distribute the PF Fund shares to its shareholders, by the Pacific Funds Trust’s transfer agent establishing accounts on the PF Fund’s share records in the names of those shareholders and transferring those PF Funds shares to those accounts, by class, in complete liquidation of the Rothschild Fund. As a result, each shareholder of a Rothschild Fund will receive shares of the corresponding PF Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s Rothschild Fund shares. The expenses associated with the Reorganizations will not be borne by the Rothschild Funds’ shareholders; record of ownership will be held in book entry form only.

Until the Closing, shareholders of the Rothschild Funds will continue to be able to redeem their shares at the NAV per share next determined after receipt by the Rothschild Funds’ transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption of shares of the PF Funds received by the shareholder in connection with the Reorganizations. After the Reorganizations, all of the issued and outstanding shares of the Rothschild Funds will be canceled on the books of the Rothschild Funds’ transfer agent, and the share transfer books of the Rothschild Funds will be permanently closed.

If the Reorganizations are consummated, shareholders will be free to redeem the shares of the PF Funds that they receive in the transaction at their then-current NAV. The consummation of a Reorganization is not contingent on the consummation of any other Reorganization. Shareholders of the Rothschild Funds may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares for shares of the PF Funds in the Reorganization.

Each Reorganization of a Rothschild Fund is subject to a number of conditions, including the approval of the Plan by the shareholders of the Rothschild Fund and the receipt of a legal opinion from counsel to the Pacific Funds Trust with respect to certain tax matters (see Federal Income Tax Consequences, below). Assuming satisfaction of the conditions in the Plan, the closing date of the Reorganizations is expected to be January 11, 2016, or another date agreed to by the Trust and the Pacific Funds Trust.

The Adviser and Rothschild have agreed to pay all direct costs relating to the Reorganizations, including the costs relating to the Special Meeting and to preparing and filing the registration statement that includes this Proxy Statement. The Adviser and Rothschild also will incur the direct costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials.

The Plan may be amended by the mutual agreement of the Trust and the Pacific Funds Trust, notwithstanding approval thereof by Rothschild Funds’ shareholders, provided that no such amendment after that approval may have a material adverse effect on those shareholders’ interests. In addition, the Plan may be terminated at or before the Closing by the mutual agreement of the Trust and the Pacific Funds Trust or by either of them (1) in the event of the other’s material breach of any representation, warranty or covenant contained in the Plan to be performed at or before the Closing, (2) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (3) if a governmental body issues an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting consummation of the Reorganizations, or

(4) if the board of trustees of either the Trust or the Pacific Funds Trust has resolved to terminate the Plan after determining in good faith that circumstances have developed that would make proceeding with a Reorganization not in the best interests of that Fund’s shareholders.

2. DESCRIPTION OF THE PF FUNDS’ SHARES

Investor Class and Institutional Class shares of the PF Funds issued to shareholders of the Rothschild Funds pursuant to the Reorganizations will be duly authorized, validly issued, fully paid and non-assessable when issued and will be transferable without restriction and will have no preemptive or conversion rights. Investor Class and Institutional Class shares will be purchased, sold and redeemed based upon their NAV next determined after receipt of the purchase or redemption request, as described in Appendix C to this Proxy Statement.

3. FEDERAL INCOME TAX CONSEQUENCES

The Trust believes that the Rothschild Funds have qualified for treatment as a regulated investment company under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) since its inception. Accordingly, the Trust believes the Rothschild Funds have been, and expects the Rothschild Funds to continue through the Closing to be, relieved of any federal income tax liability on their taxable income and net gains they distribute to shareholders to the extent provided for in Subchapter M.

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the Closing, the Trust and the Pacific Funds Trust will receive an opinion of counsel to the Pacific Funds Trust substantially to the effect that — based on certain assumptions and conditioned on the representations set forth in the Plan (and, if such counsel requests, in separate letters from the Trust and the Pacific Funds Trust) being true and complete at the time of the Closing and the Reorganization’s being consummated in accordance with the Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that counsel has not approved) — the Reorganization will qualify as such a reorganization and that, accordingly, for federal income tax purposes:

●	Each Fund will be “a party to a reorganization” (within the meaning of section 368(b) of the Code);

●

The Rothschild Funds will recognize no gain or loss upon the transfer of its assets to the PF Funds in exchange solely for PF Funds shares and the PF Funds’ assumption of the Rothschild Funds’ known liabilities or on the distribution of those shares to the Rothschild Funds’ shareholders in exchange for their Rothschild Funds shares;

●	A shareholder will recognize no gain or loss on the exchange of all of its Rothschild Funds shares solely for PF Funds shares pursuant to the Reorganization;

●

A shareholder’s aggregate tax basis in the PF Funds shares it receives pursuant to the Reorganization will be the same as the aggregate tax basis in its Rothschild Funds shares it actually or constructively surrenders in exchange for those PF Funds shares, and its holding period for those PF Funds shares will include, in each instance, its holding period for those Rothschild Funds shares, provided the shareholder holds them as capital assets as of the time of the Closing;

●	The PF Funds will recognize no gain or loss on its receipt of the Rothschild Funds’ assets in exchange solely for the PF Funds shares and the PF Funds’ assumption of the Rothschild Funds’ liabilities;

●

The PF Funds’ basis in each transferred asset will be the same as the Rothschild Funds’ basis therein immediately before the Reorganization, and the PF Funds’ holding period for each such asset will include the Rothschild Funds’ holding period therefor (except where the PF Funds’ investment activities have the effect of reducing or eliminating an asset’s holding period); and

●

For purposes of section 381 of the Code, the PF Funds will be treated just as the Rothschild Funds would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Rothschild Funds’ taxable year, the Rothschild Funds’ tax attributes enumerated in section 381(c) of the Code will be taken into account by the PF Funds as if there had been no Reorganization, and the part of the Rothschild Funds’ taxable year before the Reorganization will be included in the PF Funds’ taxable year after the Reorganization.

Notwithstanding the above, the opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization of the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the Internal Revenue Service (“IRS”) or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the Rothschild Funds would recognize gain or loss on the transfer of its assets to the PF Funds and each shareholder of the Rothschild Funds would recognize a taxable gain or loss equal to the difference between its tax basis in the Rothschild Funds shares and the fair market value of the shares of the PF Funds it receives.

Tracking Your Basis and Holding Period; State and Local Taxes. After the Reorganizations, you will continue to be responsible for tracking the adjusted tax basis and holding period of your PF Funds shares for federal income tax purposes. Pursuant to legislation passed by Congress in 2008, if you want to use the average cost method for determining basis with respect to any PF Funds shares you acquire after December 31, 2011 (“Covered Shares”), you will have to elect to do so in writing (which may be electronic). If you fail to affirmatively elect that method, the basis determination will be made in accordance with the PF Funds’ default method, which might be a method other than average cost. If, however, the PF Funds’ default method is average cost and you wish to use a different acceptable method for basis determination (e.g., a specific identification method), you will be able to elect to do so.

That legislation also requires the PF Funds (or administrative agent) to report to the IRS and furnish to its shareholders the cost basis information for Covered Shares. In addition to the current requirement to report the gross proceeds from the redemption of its shares, the PF Funds also will be required to report the cost basis information for Covered Shares and indicate whether they had a short-term or long-term holding period. You should consult with your tax adviser to determine the best IRS-accepted cost basis method for your tax situation and to obtain more information about how the cost basis reporting law will apply to you.

4. COMPARISON OF FORMS OF ORGANIZATION AND SHAREHOLDER RIGHTS

Set forth below is a discussion of the material differences between the Funds and the rights of their shareholders.

Governing Law. Each Rothschild Fund is a series of the Trust, which is organized as a Massachusetts business trust. Each PF Fund is a separate series of the Pacific Funds Trust, which is organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, which may be issued in any number of series. The Trust’s operations are governed by its Agreement and Declaration of Trust (“Declaration of Trust”), By-Laws and applicable state law. The Pacific Funds Trust’s operations are governed by its Amended and Restated Declaration of Trust (the “PF Declaration of Trust”), By-Laws and applicable state law.

Shareholder Liability. Under Massachusetts law, shareholders of the Rothschild Funds could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

Under the PF Declaration of Trust, any shareholder or former shareholder of the PF Funds shall not be held to be personally liable for any obligation or liability of the PF Trust solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason. The PF Funds are required to indemnify shareholders and former shareholders against losses and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of a PF Fund and not because of his or her acts or omissions.

Board of Trustees. The Reorganizations will result in a change in the Rothschild Fund’s Board because the trustees of the Trust are different from the trustees of the Pacific Funds Trust. The Rothschild Fund’s Board has five trustees, all of which are not “interested persons” of the Trust, as that term is defined under the 1940 Act. For more information about the Board of the Trust, refer to the Rothschild Fund’s SAI dated December 22, 2014, which is incorporated by reference into this Proxy Statement.

The PF Board has six trustees, one of whom is deemed an “interested person” of the Pacific Funds Trust. For more information about the PF Board, refer to the PF Fund’s SAI to this Proxy Statement dated [            ], 2015, which is incorporated by reference into this Proxy Statement.

The Reorganizations also will result in a change in the officers because the officers of the Trust are different from the officers of the Pacific Funds Trust.

Classes. The Rothschild Funds offers Investor Class and Institutional Class shares. The PF Funds are separate series of the Pacific Funds Trust that are expected to offer Class A, Class C, Advisor Class, Class P, Investor Class and Institutional Class shares. However, only the Investor Class and Institutional Class shares are involved in the Reorganizations.

Nothing contained herein shall be construed as an offer to purchase or otherwise acquire any other class of shares of the PF Funds. The Board of Pacific Funds Trust has reserved the right to create and issue additional classes of the PF Funds following the Reorganization. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Shares of each series or class generally vote together on fund- or trust-wide matters, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of a distribution plan for a particular class. Structurally, there is no difference between the Investor Class and Institutional Class shares of the PF Funds and the Rothschild Funds’ shares.

5.	CAPITALIZATION

The capitalization of each Rothschild Fund as of [    ], and the PF Fund’s pro forma combined capitalization as of that date after giving effect to the Reorganization, are as follows:

Rothschild U.S. Small/Mid-Cap Core Fund and Pacific Funds Small/Mid-Cap:

(Unaudited)	Rothschild Fund Investor Class	Pro Forma PF Fund Investor Class

Net Assets	$	$[ ]

Shares Outstanding	[ ]	[ ]

Net Asset Value per Share	$[ ]	$[ ]

(Unaudited)	Rothschild Fund Institutional Class	Pro Forma PF Fund Institutional Class

Net Assets	$	$[ ]

Shares Outstanding	[ ]	[ ]

Net Asset Value per Share	$[ ]	$[ ]

Rothschild U.S. Small-Cap Core Fund and Pacific Funds Small-Cap:

(Unaudited)	Rothschild Fund Investor Class	Pro Forma PF Fund Investor Class

Net Assets	$	$[ ]

Shares Outstanding	[ ]	[ ]

Net Asset Value per Share	$[ ]	$[ ]

(Unaudited)	Rothschild Fund Institutional Class	Pro Forma PF Fund Institutional Class

Net Assets	$	$[ ]

Shares Outstanding	[ ]	[ ]

Net Asset Value per Share	$[ ]	$[ ]

Rothschild U.S. Small-Cap Value Fund and Pacific Funds Small-Cap Value:

(Unaudited)	Rothschild Fund Investor Class	Pro Forma PF Fund Investor Class

Net Assets	$	$[ ]

Shares Outstanding	[ ]	[ ]

Net Asset Value per Share	$[ ]	$[ ]

(Unaudited)	Rothschild Fund Institutional Class	Pro Forma PF Fund Institutional Class

Net Assets	$	$[ ]

Shares Outstanding	[ ]	[ ]

Net Asset Value per Share	$[ ]	$[ ]

Rothschild U.S. Small-Cap Growth Fund and Pacific Funds Small-Cap Growth:

(Unaudited)	Rothschild Fund Investor Class	Pro Forma PF Fund Investor Class

Net Assets	$	$[ ]

Shares Outstanding	[ ]	[ ]

Net Asset Value per Share	$[ ]	$[ ]

(Unaudited)	Rothschild Fund Institutional Class	Pro Forma PF Fund Institutional Class

Net Assets	$	$[ ]

Shares Outstanding	[ ]	[ ]

Net Asset Value per Share	$[ ]	$[ ]

K.	ADDITIONAL INFORMATION ABOUT THE PF FUND

1.	INVESTMENT ADVISER AND SUB-ADVISER

Pacific Life Fund Advisors LLC, the investment adviser to the Pacific Funds Trust, a Delaware limited liability company and wholly-owned subsidiary of Pacific Life Insurance Company, is located at 700 Newport Center Drive, Newport Beach, California 92660. In its role as investment adviser, the Adviser, subject to review of the Pacific Funds Trust’s Board, supervises the management of all of the series (or “funds”) in the Pacific Funds Trust. The Adviser is directly responsible for the day to day management of six asset allocation funds. The Adviser also does business under the name “Pacific Asset Management” and manages six funds of the Pacific Funds Trust under that name. For all other funds of Pacific Funds Trust, the Adviser has retained other portfolio management firms (or sub-advisers), many of which have a worldwide market presence and extensive research capabilities. The Adviser oversees and monitors the performance of these sub-advisers. Under an exemptive order from the SEC, the Adviser and Pacific Funds Trust can hire, terminate and replace unaffiliated sub-advisers (except, as a general matter, sub-advisers affiliated with the Adviser) without shareholder approval. Within 90 days of the hiring of any new sub-adviser, shareholders of the affected fund will be sent information about the change. Pursuant to this exemptive order, the PF Fund’s assets may be allocated among one or more sub-advisers in the future by the Adviser, although there is no present intention to do so.

The Adviser oversees and monitors the nature and quality of the services provided by sub-advisers, including investment performance and execution of investment strategies. The Adviser conducts due diligence on sub-advisers to evaluate their investment processes, adherence to investment styles, strategies and techniques, and other factors that may be relevant to the services provided to the series of Pacific Funds Trust. For all funds of Pacific Funds Trust, the Adviser also performs compliance monitoring services to help maintain compliance with applicable laws and regulations. The Adviser also provides services related to, among others, the valuation of Fund securities, risk management, and oversight of trade execution and brokerage services.

The Sub-Adviser has discretion to purchase and sell securities for the PF Fund’s assets in accordance with the PF Fund’s objectives, policies, restrictions and more specific strategies provided by the Adviser.

The Sub-Adviser is a New York corporation that was organized in 1962 and has managed the affairs of the Rothschild Funds since their inception in 2014. Rothschild had approximately $5 billion of assets under management as of May 31, 2015.

The SAI to this Proxy Statement, which is incorporated by reference into this Proxy Statement, provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Rothschild Funds.

2.	OTHER SERVICE PROVIDERS

Pacific Select Distributors, LLC, located at 700 Newport Center Drive, P.O. Box 9000, Newport Beach, California, 92660, is the distributor and principal underwriter of the PF Fund’s shares.

3.	TAX CONSIDERATIONS

The PF Funds intends to make annual distributions that may be taxed to its shareholders as ordinary income or net capital gain. For a discussion of relevant tax matters, please refer to Appendix C to this Proxy Statement.

4.	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the PF Funds through a broker-dealer or other financial intermediary (such as a bank), the PF Funds and its related companies may pay the intermediary for the sale of PF Funds shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the PF Funds over another investment. Ask your salesperson or visit your financial intermediary’s internet site for more information.

II.     VOTING INFORMATION

A.	RECORD DATE, VOTING RIGHTS AND VOTE REQUIRED

Proxies are being solicited from the shareholders of the Rothschild Funds by the Board for the Special Meeting to be held on [    ], at [9:00 a.m.] Pacific time at the principal executive offices of the Trust located at U.S. Bancorp Fund Services, LLC office on 2020 E. Financial Way, Suite 100, Glendora, CA 91741, or at such later time made necessary by adjournment. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specifications, “FOR” approval of the Plan.

The Board has fixed the close of business on [        , 2015] (the “Record Date”) as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Shareholders of record as of the Record Date will be entitled to one vote for each share held and to a proportionate fractional vote for each fractional share held. As of the Record Date, the total number of issued and outstanding shares of common stock of Investor Class and Institutional Class shares of the Rothschild Fund were [    ] and [    ], respectively. Shareholders of record who own five percent or more of the Rothschild Fund as of the Record Date are set forth on Appendix B to this Proxy Statement. Approval of the Reorganization with respect to each Rothschild Fund (Proposal 1) requires the vote of the “majority of the outstanding voting securities” of that Rothschild Fund. Under the 1940 Act, a “majority of the outstanding voting securities” is defined as the lesser of: (1) 67% or more of the voting securities of the Rothschild Fund entitled to vote present in person or by proxy at the Special Meeting, if the holders of more than 50% of the outstanding voting securities entitled to vote thereon are present in person or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Rothschild Fund entitled to vote thereon.

B.	HOW TO VOTE

You may vote in one of three ways:

•	complete and sign the enclosed proxy ballot and mail it to us in the prepaid return envelope (if mailed in the United States);

•	vote on the Internet at the website address listed on your proxy ballot; or

•	call the toll-free number printed on your proxy ballot.

PLEASE NOTE, TO VOTE VIA THE INTERNET OR TELEPHONE, YOU WILL NEED THE “CONTROL NUMBER” THAT APPEARS ON YOUR PROXY BALLOT.

C.	PROXIES

All proxies solicited by the Board that are properly executed and received by the Secretary prior to the Special Meeting, and are not revoked, will be voted at the Special Meeting. A proxy with respect to shares held in the name of two or more persons is valid if executed by any one of them unless at or prior to its use the applicable Rothschild Fund receives written notification to the contrary from any one of such persons. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy, it will be voted FOR Proposal 1. All shares that are voted and votes to ABSTAIN will be counted towards establishing a quorum, as will broker non-votes. Broker non-votes are shares for which the beneficial owner has not voted and the broker holding the shares does not have discretionary authority to vote on the particular matter.

As of the date of this Proxy Statement, Rothschild, its employees and affiliates of Rothschild (“Rothschild Affiliates”) hold a sufficient number of shares of each Rothschild Fund to cause any proposal related to that Rothschild Fund to be approved at the Special Meeting. It is expected that the Rothschild Affiliates will vote FOR the Proposal at the Special Meeting and in their respective judgment with respect to any other matters that may be presented at the Special Meeting. As noted above in the Section entitled “Trust Board Considerations,” the Rothschild Affiliates are subject to a conflict of interest in connection with the vote on the Proposal because Rothschild stands to benefit financially if the Reorganization is approved and consummated by receiving a cash payment from the Adviser to help defray certain costs associated with the establishment of the Rothschild Funds and certain transactional expenses resulting from the Reorganization, as set forth in a “Fund Adoption Agreement” between Rothschild and the Adviser.

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent later dated proxy or a written notice of revocation to the applicable Rothschild Fund. You may also give written notice of revocation in person at the Special Meeting. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

D.	QUORUM AND ADJOURNMENTS

Forty percent (40%) of the issued and outstanding shares of a Rothschild Fund that are entitled to vote will be considered a quorum for the transaction of business with respect to that Rothschild Fund. If a quorum of shareholders of a Rothschild Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the Reorganization described in this Proxy Statement are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of that Rothschild Fund to permit further solicitation of proxies.

Any business that might have been transacted at the Special Meeting with respect to a Rothschild Fund may be transacted at any such adjourned session(s) at which a quorum is present. The Special Meeting may be adjourned by vote of the holders of a majority of the shares present, in person or by proxy. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the applicable Rothschild Fund on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

E.	EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”

All proxies voted, including abstentions and broker non-votes (shares held by brokers or nominees where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will be treated as shares voted AGAINST a proposal. Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. In order to prevent this result, a Rothschild Fund may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote. A Rothschild Fund also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum. Abstentions and broker non-votes will not be voted “FOR” or “AGAINST” any adjournment.

F.	SOLICITATION OF PROXIES

The Rothschild Funds expect that the solicitation of proxies will be primarily by mail and telephone. The solicitation also may include facsimile, Internet or oral communications by certain employees of Rothschild, who will not be paid for these services. Rothschild has retained AST Fund Solutions to aid in the solicitation of proxies. Rothschild and the Adviser will bear the costs of the Special Meeting, including legal costs, the costs of retaining AST Fund Solutions, and other expenses incurred in connection with the solicitation of proxies, which is estimated to amount to approximately $20,000 for the reorganization of all of the Rothschild Funds in the aggregate.

III.     OTHER INFORMATION

A.	OTHER BUSINESS

The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

B.	NEXT MEETING OF SHAREHOLDERS

The Rothschild Funds do not hold regular meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting of shareholders should send their written proposals to the Secretary of Professionally Managed Portfolios, at [    ]. Proposals must be received by the Secretary of the Trust prior to the [90th] day before the date of the Special Meeting.

C.	LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the PF Funds in connection with the Reorganizations and the tax consequences of the Reorganizations will be passed upon by Dechert LLP.

D.	INFORMATION FILED WITH THE SEC

The Trust and the Pacific Funds Trust are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by the Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

By Order of the Board of Trustees of Professionally Managed Portfolios

Elaine E. Richards, Esq.

President, Professionally Managed Portfolios

            , 2015

APPENDIX A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), is made as of [                 ,20    ], by and between Pacific Funds Series Trust (the “Pacific Funds Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 700 Newport Center Drive, Newport Beach, California, 92660, on behalf of its investment portfolios listed on Exhibit A attached hereto (each portfolio, an “Acquiring Fund” and collectively, the “Acquiring Funds”), and Professionally Managed Portfolios (the “PMP Trust”), a business trust created under the laws of the Commonwealth of Massachusetts, with its principal place of business at 615 East Michigan Street, Milwaukee, Wisconsin, 53202, on behalf its investment portfolios listed on Exhibit A attached hereto (each portfolio an “Acquired Fund” and collectively, the “Acquired Funds”). Other than the Acquiring Funds and the Acquired Funds, no other series of either the Pacific Funds Trust or the PMP Trust are parties to this Agreement. Pacific Life Fund Advisors LLC (“PLFA”), a Delaware limited liability company and Rothschild Asset Management Inc. (“Rothschild”), a corporation organized under the laws of the State of New York, each join this Agreement solely for the purposes of Sections 3.2, 9.2 and 10.2.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated under Section 368 of the Code. Each reorganization (“Reorganization”) will consist of (i) the transfer of all of the assets, property and goodwill (exclusive of any rights to the “Rothschild” name) as set forth in Section 1.2 of this Agreement (“Assets”) of an Acquired Fund (which may be renamed subsequent to the date of this Agreement) in exchange solely for corresponding shares of beneficial interest, no par value per share, of the corresponding Acquiring Fund (“Acquiring Fund Shares”), each as set forth on Exhibit A; (ii) the assumption by an Acquiring Fund of the Obligations (as hereinafter defined) of the corresponding Acquired Fund (each such pair of Acquired Fund and its corresponding Acquiring Fund, a “Corresponding Acquired Fund” or “Corresponding Acquiring Fund” as appropriate); and (iii) the distribution, after the closing date provided in Section 3.1 (the “Closing Date”) of Acquiring Fund Shares and the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. Each Acquiring Fund is a shell series, without assets or liabilities, created for the purpose of acquiring the Obligations (as defined below) of the Corresponding Acquired Fund. Acquiring Fund Shares shall have characteristics substantially similar to those of the Acquired Funds.

This Agreement provides for multiple Reorganizations and each Reorganization between an Acquired Fund and its Corresponding Acquiring Fund shall be treated as if it had been the subject of a separate agreement. Each Acquired Fund and the PMP Trust acting for itself and on behalf of each Acquired Fund, and each Corresponding Acquiring Fund and the Pacific Funds Trust acting for itself and on behalf of each Corresponding Acquiring Fund, is acting separately from all of the other parties and their series, and not jointly or jointly and severally with any other party.

The parties hereto therefore covenant and agree as follows:

1.	TRANSFER OF ASSETS OF EACH ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF OBLIGATIONS AND THE ACQUIRING FUND SHARES OF THE CORRESPONDING ACQUIRING FUND AND LIQUIDATION OF THE ACQUIRED FUND.

1.1	Subject to the terms and conditions hereof and on the basis of the representations and warranties contained herein:

(a)

The PMP Trust, on behalf of each Corresponding Acquired Fund, agrees to assign, convey, deliver and otherwise transfer to the Corresponding Acquiring Fund, and the Pacific Funds Trust, on behalf of each Corresponding Acquiring Fund, will acquire, on the Closing Date, all of the Assets of the Corresponding Acquired Fund, as set forth in Section 1.2.

(b)

The Pacific Funds Trust, on behalf of each Acquiring Fund, shall, on the Closing Date, (i) issue and deliver to each Acquired Fund the number of Acquiring Fund Shares (including fractional shares, if any) of the Corresponding Acquiring Fund determined by dividing (A) the amount of the assets of the Acquired Fund attributable to the Acquiring Fund Shares, less the amount of the liabilities of the Acquired Fund attributable to such shares, computed in the manner and as of the time and date set forth in Sections 2.2 and 2.3, by (B) the net asset value of one Acquiring Fund Share of the Corresponding Acquiring Fund, computed in the manner set forth in Section 2.6, and (ii) assume, with respect to each

Acquiring Fund, all of the Corresponding Acquired Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise in existence on the Closing Date (the “Obligations”). Such transactions shall take place at the closing provided for in Section 3 (the “Closing”). Each Acquired Fund shall use its best efforts to discharge all of its Obligations prior to the Closing consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus and to continue to manage the day-to-day operations of the Fund without disruption to shareholders.

(c)

Upon consummation of the transactions described in subsections (a) and (b) above, each Acquired Fund in complete liquidation shall distribute to its shareholders of record as of the Closing Date the corresponding Acquiring Fund Shares received by it. Each shareholder of an Acquired Fund shall be entitled to receive that number of Corresponding Acquiring Fund shares equal to the value of the Acquired Fund shares immediately prior to the Closing.

1.2.

The Assets of each Acquired Fund to be acquired by the Corresponding Acquiring Fund shall consist of all cash, securities, commodities and futures interests, dividends and all receivables for shares sold and all other Assets which are owned by the Acquired Fund on the Closing Date. Each Acquired Fund will use commercially reasonable efforts to identify and discharge all of its accrued fees and expenses and payables for securities transactions (consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus) or for share redemptions prior to the Closing Date.

1.3.

As provided in Section 3.4, as soon after the Closing Date as is conveniently practicable, the PMP Trust agrees that each Acquired Fund will liquidate and distribute to its shareholders of record the Acquiring Fund Shares received by the Acquired Fund as contemplated by Section 1.1 (such date, “the Liquidation Date”). Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of each Acquired Fund on the books of the Corresponding Acquiring Fund to open accounts on the share records of the Corresponding Acquiring Fund in the names of Acquired Fund shareholders and representing the respective number of Acquiring Fund Shares due to such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.4.

As soon as practicable after the Closing Date, the PMP Trust agrees that each Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete liquidation, dissolution and termination of its registration with the Securities and Exchange Commission (the “Commission”). The PMP Trust further agrees that any reporting responsibility relating to such liquidation of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the PMP Trust and each Acquired Fund, up to and including the Closing Date and thereafter.

1.5.

Any and all obligations or liabilities arising under or in respect of this Agreement with respect to an Acquired Fund or its Corresponding Acquired Fund shall be those of such Acquired Fund or its Corresponding Acquiring Fund, as the case may be, and shall not otherwise be obligations or liabilities of the PMP Trust or the Pacific Funds Trust generally, and, for clarity, under no circumstances will any other series of the PMP Trust or the Pacific Funds Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

2.	VALUATION.

2.1.	On the Closing Date, each Acquiring Fund will deliver to the Corresponding Acquired Fund a number of Acquiring Fund Shares (including fractional shares, if any) determined as provided in Section 1.
2.2.

The net asset value of each Acquired Fund’s Assets to be acquired by its Corresponding Acquiring Fund hereunder shall be computed as of the close of business on the Valuation Date (defined below) by the administrator of the Pacific Funds Trust by calculating the value of the Acquired Fund’s Assets and subtracting therefrom the amount of the Obligations using the valuation policy and procedures adopted by the Pacific Funds Trust (“Pacific Funds Trust Valuation Policy”) to the extent the Pacific Funds Trust Valuation Policy are consistent with the valuation procedures of the Acquired Fund. In the event of any inconsistency, the parties hereto shall confer and mutually agree on the valuation.

2.3.

The value of each Acquired Fund’s net assets will be computed in the manner set forth in such Acquired Fund’s respective prospectus and statements of additional information, after the declaration of any dividends, if applicable, by an Acquired Fund and after effectuating any redemptions of Acquired Fund shares effective as of such date, on the business day immediately preceding the Closing Date, or such earlier date as may be mutually agreed upon in writing by the parties hereto (the “Valuation Date”).

2.4.

The Pacific Funds Trust agrees that each Acquiring Fund shall issue Acquiring Fund Shares to the Corresponding Acquired Fund on one share deposit receipt registered in the name of the Corresponding Acquired Fund. The

Acquired Fund shall distribute in liquidation the Acquiring Fund Shares received by it hereunder to its shareholders as contemplated by Section 1.1, by redelivering such share deposit receipt to the Pacific Funds Trust’s transfer agent which will as soon as practicable open accounts for Acquired Fund shareholders in accordance with written instructions furnished by the Acquired Fund.

2.5.

Each Acquired Fund will pay or cause to be paid to the Corresponding Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the Investments (as defined below) and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the Assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, unless the securities in respect of which such distribution is made shall have gone “ex” prior to the Valuation Date, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the Assets of an Acquired Fund acquired by the Corresponding Acquiring Fund.

2.6.

All computations of value shall be made by the administrator of the Pacific Funds Trust, in accordance with its regular practice in pricing the shares and assets of the Acquiring Funds using the Pacific Funds Trust’s Valuation Policy to the extent they are consistent with the valuation procedures of the Acquired Fund. In the event of any inconsistency, the parties hereto shall confer and mutually agree on the valuation.

3.	CLOSING AND CLOSING DATE.

3.1.

The Closing Date shall be on or about January 11, 2016, or any such other date as the parties may agree. The Closing shall be held at the offices of the Pacific Funds Trust (or such other place as the parties may agree), at such time as the parties may agree. The Closing shall be effective as of [9 a.m Pacific time] on the Closing Date for all accounting, tax and other financial reporting purposes.

3.2.

On the Closing Date, the portfolio securities of each Acquired Fund and all its cash shall be delivered by the PMP Trust to The Bank of New York Mellon, the custodian for the Acquiring Funds (the “Custodian”) for the account of the Corresponding Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”). The cash delivered shall be transferred to the account of the Corresponding Acquiring Fund at the Custodian in a manner acceptable to the Pacific Funds Trust. Rothschild and PLFA shall each be responsible for paying fifty percent (50%) of any and all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps and/or financial transaction taxes. Neither PMP Trust nor any Acquired Fund shall be responsible for the payment of any such taxes or fees.

3.3.

In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the New York Stock Exchange or elsewhere shall be disrupted, in a manner set forth in an Acquired Fund’s then current prospectus, so that accurate appraisal of the values of the net assets of the Acquired Funds or the Acquiring Funds is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated as to one or more Acquired Fund by either of the Pacific Funds Trust or the PMP Trust upon the giving of written notice to the other party.

3.4.

On the Closing Date, the PMP Trust or its transfer agent shall deliver to the Pacific Funds Trust or its designated agent a list of the names and addresses of the shareholders of the Acquired Funds and the number of outstanding shares of each Acquired Fund owned by each Acquired Fund shareholder, all as of the close of business on the Valuation Date. The Acquiring Fund Shares issuable pursuant to Section 1.1 shall promptly be credited by the Corresponding Acquiring Fund to the Corresponding Acquired Fund’s account on the books of the Corresponding Acquiring Fund. On the Liquidation Date, the Pacific Funds Trust will provide to the PMP Trust evidence reasonably satisfactory to the PMP Trust that such Acquiring Fund Shares have been credited pro rata, to open accounts in the names of Acquired Fund shareholders as provided in Section 1.3.

3.5.

At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by Section 1.

4.	REPRESENTATIONS AND WARRANTIES.

4.1.	Representations and Warranties of the PMP Trust, on behalf of the Acquired Funds.

The PMP Trust, on behalf of the Acquired Funds, represents and warrants the following to the Pacific Funds Trust as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The PMP Trust is a business trust created under the laws of the Commonwealth of Massachusetts.
(b)	Each Acquired Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted.
(c)

The PMP Trust is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquired Funds have been duly registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect.

(d)

Each Acquired Fund is a separate series of the PMP Trust duly constituted in accordance with the applicable provisions of the Declaration of Trust of the PMP Trust and the 1940 Act and other applicable law.

(e)

Each Acquired Fund is not in violation in any material respect of any material provisions of the PMP Trust’s Declaration of Trust or code of regulations or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(f)

As of the date of this Agreement and the Closing Date, each Acquired Fund’s current prospectuses and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to any of the PMP Trust or the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(g)	At the Closing Date, each Acquired Fund will have good and marketable title to its Assets to be transferred to the Corresponding Acquiring Fund pursuant to Section 1.2.
(h)

Except as has been disclosed on Schedule II, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the PMP Trust or the Acquired Funds, threatened against any Acquired Fund or any of its properties or assets or any person whom an Acquired Fund may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby and the PMP Trust, its counsel and Rothschild agree to provide a representation letter to that effect.

(i)

Since December 31, 2014, there has not been any material adverse change in any Acquired Fund’s financial condition, assets, liabilities or business (other than changes caused by changes in market conditions generally or those occurring in the ordinary course of business), or any incurrence by an Acquired Fund of indebtedness (other than in the ordinary course of business). For the purposes of this subparagraph (i), (i) distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business and (ii) the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(j)

(A) All federal, state, foreign and other returns, dividend and information reporting forms and other Tax (as defined below) related reports of each Acquired Fund required by applicable law to have been filed by or with respect to each Acquired Fund on or prior to the Closing Date have been or shall be filed in a timely manner, or in the case of reporting organizational actions affecting the basis of securities, timely posted in an area of a public website dedicated to this purpose, and are or will be true, correct and complete as of the time of their filing in all respects and accurately state the amount of Tax (if any) owed for the periods covered by such returns, forms and reports, or, in the case of dividend and information reporting forms, the amount and character of income or other information required to be reported by the Acquired Funds, (B) all Taxes shown as due or required to be shown as due on such returns, forms and reports, or any other Taxes due, and any interest and/or penalties, shall have been paid or provision shall have been made on the Acquired Fund’s books for the payment thereof, (C) no Acquired Fund is under audit and no assessment for Taxes or other amounts has been proposed or asserted in writing with respect to an Acquired Fund, (D) there are no known actual or proposed deficiency assessments with respect to any Taxes payable by any Acquired Fund, (E) there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of any Acquired Fund, (F) the amounts set up as provisions for Taxes in the books and records of each Acquired Fund as of the close of business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by an Acquired Fund for any periods or fiscal years prior to and including the close of business on the Valuation Date, including, but not limited to, all Taxes imposed before or after the close of business on the Valuation Date that are attributable to any such period or fiscal year, and (G) each Acquired Fund has complied with the requirements for collection and maintenance of Forms W-9 and/or Forms W-8, as applicable, and its obligations as a withholding agent. As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem, fees, assessments, charges or other taxes, stamp taxes and duties, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(k)

Each Acquired Fund has elected to be treated as a “regulated investment company” (“RIC”) under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code, each Acquired Fund is a “fund” as defined in Section 851(g) of the Code, has qualified, or will qualify, for all taxable years since inception as a RIC and has complied or will comply in all material respects with all provisions of applicable law necessary to preserve and retain such qualification and will continue to so qualify at all times through the Closing Date.

(l)

The authorized capital of the PMP Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Trustees of the PMP Trust may authorize from time to time. The outstanding shares of beneficial interest of each Acquired Fund as of the Closing Date will be held of record by the persons and in the amounts set forth in the list provided by the PMP Trust or its designated agent to the Pacific Funds Trust or its designated agent pursuant to Section 3.4. All issued and outstanding shares of the Acquired Funds are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the applicable Acquired Fund Prospectus) by the PMP Trust, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquired Funds are outstanding.

(m)

Each Acquired Fund’s investment operations, from inception to the date hereof, have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Funds, as in effect from time to time, except as previously disclosed in writing to the Pacific Funds Trust and attached hereto.

(n)

The execution, delivery and performance of this Agreement have been duly authorized by the Trustees of the PMP Trust and by all other necessary action on the part of the PMP Trust and the Acquired Funds, other than shareholder approval as required by Section 8.1 hereof. Subject to shareholder approval as required by Section 8.1 hereof, this Agreement constitutes the valid and binding obligation of the PMP Trust, on behalf of the Acquired Funds, enforceable against the PMP Trust and the Acquired Funds in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(o)

Any information provided in writing by the PMP Trust in respect of the Acquired Funds or by the Acquired Funds for use, to the extent applicable, in the proxy statement of the Acquired Funds (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Pacific Funds Trust (the “Registration Statement”), does not, and from the date provided through and until the Closing Date will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties of this Subsection shall not apply to statements or omissions from the Prospectus/Proxy Statement made in reliance upon and in conformity with information that was furnished by the Corresponding Acquiring Fund for use therein.

(p)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the PMP Trust, on behalf of the Acquired Funds, of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, and/or state securities or Blue Sky laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(q)

As of the Closing Date, the PMP Trust and the Acquired Funds will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of each Acquired Fund to be transferred to the Corresponding Acquiring Fund pursuant to this Agreement. At the Closing

Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, each Acquiring Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of the Corresponding Acquired Fund, and without any restrictions upon the transfer thereof, other than such restrictions as might arise under the 1933 Act or which were previously disclosed to and accepted by the Acquiring Fund. As used in this Agreement, the term “Investments” shall mean an Acquired Fund’s investments shown on the schedule of its portfolio investments as of December 31, 2015, as supplemented with such changes as such Acquired Fund shall make after December 31, 2015, which changes shall be disclosed to the Pacific Funds Trust and the Corresponding Acquiring Fund in an updated schedule of investments, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

(r)

The books and records of each Acquired Fund, including FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements, made available to the Pacific Funds Trust and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of each Acquired Fund.

(s)

To the best of the PMP Trust’s and the Acquired Funds’ knowledge and without independent investigation, all of the issued and outstanding shares of the Acquired Funds shall have been offered for sale and sold in material conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Funds have taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in material conformity with such laws. There have been no known miscalculations of the net asset value of any Acquired Fund or the net asset value per share of any Acquired Fund which would have a material adverse effect on any Acquired Fund at the time of this Agreement or on any Acquired Fund’s Assets at the time of this Agreement.

(t)

No Acquired Fund will be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder.

(u)

No Acquired Fund has been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any Taxes or Tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such Taxes or Tax return.

(v)	Neither the PMP Trust nor any Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
(w)	No Acquired Fund has changed its taxable year end since its inception, and none intend to change their taxable year end prior to the Closing.
(x)	Neither the PMP Trust nor any Acquired Fund has received written notification from any taxing authority that asserts a position contrary to any of the above representations.

4.2.	Representations and Warranties of the Pacific Funds Trust, on behalf of the Acquiring Funds.

The Pacific Funds Trust, on behalf of the Acquiring Funds, represents and warrants the following to the Acquired Funds and the PMP Trust as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Pacific Funds Trust is a statutory trust created under the laws of the State of Delaware on May 21, 2001, and is validly existing and in good standing under the laws of that State.
(b)	The Pacific Funds Trust and each Acquiring Fund have all necessary federal, state and local authorizations to carry on its business as now being conducted.
(c)

The Pacific Funds Trust is duly registered under the 1940 Act, as a management company of the open-end type, and the issued and outstanding shares of the Acquiring Funds have been duly registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

(d)

As of the Closing Date, each Acquiring Fund will be a separate series of the Pacific Funds Trust duly constituted in accordance with the applicable provisions of the Declaration of Trust of the Pacific Funds Trust and the 1940 Act and other applicable law.

(e)

As of the Closing Date, no Acquiring Fund will be in violation in any material respect of any material provisions of the Pacific Funds Trust’s Declaration of Trust or bylaws or any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund or its assets are bound, and the execution, delivery and performance of this Agreement will not result in any such violation.

(f)

As of the Closing Date, the Acquiring Funds’ current prospectuses and statement of additional information (collectively, the “Acquiring Fund Prospectus”) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact relating to the Pacific Funds Trust or the Acquiring Funds required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(g)

Except as has been disclosed on Schedule III, no material litigation, administrative or other proceedings or investigation is presently pending or, to the knowledge of the Pacific Funds Trust or the Acquiring Funds, threatened as to the Acquiring Funds or any of their respective properties or assets or any person whom the Acquiring Funds may be obligated directly or indirectly to indemnify in connection with such litigation, proceedings or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

(h)	Immediately prior to the Closing Date, the Acquiring Funds will have no assets or liabilities, contingent or otherwise and will have not conducted any investment operations.
(i)

The Acquiring Funds were established in order to effect the transactions described in this Agreement. The Acquiring Funds have not yet filed their first federal income tax return and thus have not yet elected to be treated as a RIC for federal income tax purposes. However, upon filing its first federal income tax return following the completion of its first taxable year, each Acquiring Fund will elect to be a RIC and, from the beginning of its first taxable year, will take all steps necessary to ensure that it qualifies and will be treated as a “regulated investment company” under Sections 851 and 852 of the Code.

(j)

The authorized capital of the Pacific Funds Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the board of trustees of the Pacific Funds Trust may authorize from time to time. The outstanding shares of beneficial interest in each Acquiring Fund as of the Closing Date will be divided into the classes of shares set forth on Exhibit A, each having the characteristics described in each applicable Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Funds, including the Acquiring Fund Shares issued hereunder, are, and at the Closing Date will be, validly issued, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Pacific Funds Trust, and will have been issued in material compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Acquiring Funds are outstanding.

(k)

On the Closing Date, each Acquiring Fund will be a new series of the Pacific Funds Trust created within the last twelve (12) months, without assets or liabilities, formed for the sole purpose of receiving the assets, and assuming the Obligations of, the Corresponding Acquired Fund in connection with the Reorganization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations). Accordingly, no Acquiring Fund has prepared books of account and related records or financial statements, or issued any shares except those issued in a private placement to an affiliate of the Acquiring Fund to secure any required initial shareholder approvals.

(l)

The execution, delivery and performance of this Agreement have been duly authorized by the board of trustees of the Pacific Funds Trust and by all other necessary action on the part of the Pacific Funds Trust and the Acquiring Funds and constitute the valid and binding obligation of the Acquiring Funds enforceable against the Pacific Funds Trust and the Acquiring Funds in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(m)

As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference, insofar as it relates to the Pacific Funds Trust and the Acquiring Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties of this Subsection shall not apply to statements or omissions made in reliance upon and in conformity with information that was furnished by the corresponding Acquired Fund for use therein.

(n)

All books and records of the Acquiring Funds made available to the PMP Trust and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund.

(o)

No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Funds of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and/or state securities or Blue Sky laws.

5.	COVENANTS OF THE PARTIES.

5.1.

The PMP Trust covenants that each Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include purchases and sales of portfolio securities, sales and redemptions of fund shares, and regular and customary periodic dividends and distributions. The Pacific Funds Trust covenants that each Acquiring Fund will not carry on any business activities between the date hereof and the Closing Date (other than such activities as are customary to the organization of a new registered investment company prior to its commencement of operations, including holding and redeeming the initial investment of the initial shareholder of the Acquiring Fund prior to the Closing Date).

5.2.

The PMP Trust will either call a meeting of shareholders for each Acquired Fund to be held prior to the Closing Date to consider and act upon this Agreement and the transactions contemplated herein, including the liquidation of each Acquired Fund, or solicit the written consent of the shareholders with respect to such transactions and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3.

In connection with each Acquired Fund shareholders’ meeting or written consent, as the case may be, referred to in Section 5.2, the Pacific Funds Trust will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the Pacific Funds Trust will file for registration under the 1933 Act of the corresponding Acquiring Fund Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act, provided, however, that neither the PF Trust nor the applicable Acquiring Fund shall be responsible for the accuracy or completeness of information relating to the PMP Trust or any Acquired Fund that was furnished by the PMP Trust or such Acquired Fund for use therein.

5.4.

Each of the PMP Trust, the Acquired Funds, the Pacific Funds Trust and the Acquiring Funds will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus/Proxy Statement. Without limiting the foregoing, the PMP Trust and the Acquired Funds will assist the Acquiring Funds in obtaining such information as the Acquiring Funds reasonably request concerning the beneficial ownership of Acquired Fund shares.

5.5.

Subject to the provisions of this Agreement, the PMP Trust, the Acquired Funds, the Pacific Funds Trust and the Acquiring Funds will each take, or cause to be taken, all actions, and do or cause to be done, all things, reasonably necessary, proper or advisable to cause the conditions to the other parties’ obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6.	The PMP Trust will at the Closing Date provide the Pacific Funds Trust with:

(a)	A statement of the respective adjusted tax basis of all Assets to be transferred by each Acquired Fund to the Corresponding Acquiring Fund;
(b)

A copy of any other Tax books and records of each Acquired Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Sections 1.6045A-1 and 1.6045B-1(a) of the Treasury Regulations) required by law to be filed by each Corresponding Acquiring Fund after the Closing;

(c)	A copy (which may be in electronic form) of the shareholder ledger accounts of each Acquired Fund, including, without limitation,
(i)	the name, address and taxpayer identification number of each shareholder of record,
(ii)	the number of shares of beneficial interest held by each shareholder,
(iii)	the dividend reinvestment elections applicable to each shareholder,
(iv)

the backup withholding certifications (e.g., IRS Form W-9) or foreign person certifications (e.g., IRS Form W-8BEN, W-8ECI, W-8IMY), notices or records on file with the Acquired Fund with respect to each shareholder, and

(v)

such information as the Pacific Funds Trust may reasonably request concerning Acquired Fund shares or Acquired Fund shareholders in connection with Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury regulations following the Closing. for all of the shareholders of record of the Acquired Funds’ shares as of 4:00 p.m. (Eastern Time) on the Valuation Date, who are to become holders of the Acquiring Funds as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice President to the best of his or her knowledge and belief; and

(d)	All FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to each Acquired Fund.

(e)

A management representation letter directed to, and in the form and manner acceptable to, the Pacific Funds Trust and its auditor Deloitte & Touche, LLP (“Deloitte”), covering the period from the end of the Acquired Funds most recent fiscal year end through the Closing Date, for the purposes of permitting the Pacific Funds Trust to issue its own management representation letter to the Auditor, in connection with the audit of the Acquiring Funds financial statements.

(f)

A letter from internal and external counsel directed to, and in the form and manner acceptable to, the Pacific Funds Trust and Deloitte, that confirms (i) such party has no knowledge of any litigation, claim, or assessment against an Acquired Fund from the date of the Acquired Funds most recent fiscal year end through the Closing Date, that constitutes a loss contingency (as defined by ASC 450 Contingencies) that is required to be disclosed or recorded in the Acquired Funds financial statements; and, (ii) there has been no knowledge of or advice given to the Acquired Funds related to the existence of any unasserted claim that is material to the presentation of such fund’s financial statements and which, in such counsel’s opinion, is probably or reasonably possible of assertion and should be so recorded or disclosed in accordance with ASC 450.

5.7.

As promptly as practicable, but in any case within sixty days after the Closing Date, each Acquired Fund shall furnish the Corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Corresponding Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Corresponding Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the PMP Trust’s President and Treasurer.

5.8.

The Acquiring Funds will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or Blue Sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.9.

The PMP Trust shall cause the liquidation and termination of the Acquired Funds to be effected in the manner provided in the PMP Trust’s Declaration of Trust and code of regulations in accordance with applicable law and that on and after the Closing Date, the Acquired Funds shall not conduct any business except in connection with their liquidation and termination.

5.10.

The PMP Trust shall timely file or cause to be timely filed all Tax returns required to be filed with respect to the Acquired Funds for tax periods ending on or before the Closing Date, and Pacific Funds Trust shall timely file or cause to be timely filed all Tax returns required to be filed with respect to the Acquired Funds and any Tax returns required to be filed with respect to the Acquiring Funds for any period ending after the Closing Date; provided, however, the PMP Trust shall file with the relevant taxing authorities, and make available to the Pacific Funds Trust, on or before [December 31, 2015 ], all income Tax returns (e.g., Form 1120-RIC) required to be filed by the Acquired Funds for their fiscal year ended 2015.

5.11.	The PMP Trust and the Acquired Funds will not acquire Acquiring Fund Shares for the purpose of making distributions thereof other than to the shareholders of the Acquired Funds.
5.12.

The Pacific Funds Trust covenants and agrees that it will not, within a period of two years after the Closing Date, terminate the Expense Limitation Agreement or any applicable Advisory Fee Waiver Agreement (as defined below), as it applies to an Acquiring Fund, or amend the Expense Limitation Agreement or, as the case may be, the applicable Advisory Fee Waiver Agreement, as it applies to an Acquiring Fund, to make it less favorable to the shareholders of such Acquiring Fund than prior to such amendment.

5.13

The Acquiring Fund will advise the Corresponding Acquired Fund promptly if at any time prior to the Closing Date the Acquiring Fund becomes aware that the assets of the Corresponding Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PACIFIC FUNDS TRUST.

The respective obligations of the Pacific Funds Trust and each Acquiring Fund, to complete the transactions provided for herein with respect to each Reorganization shall be subject, at its election, to the performance by the PMP Trust and the Corresponding Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions with respect to each Reorganization:

6.1.

The PMP Trust, on behalf of the Corresponding Acquired Fund, shall have delivered to the Pacific Funds Trust a certificate executed on its behalf by the PMP Trust’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance reasonably satisfactory to the Pacific Funds Trust and dated as of the Closing Date, to the effect that the representations and warranties of the PMP Trust and the Corresponding Acquired Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the PMP Trust and the Corresponding Acquired Fund have complied in all material respects with all the covenants and agreements and satisfied all of the conditions on the parts to be performed or satisfied in all material respects by them under this Agreement at or prior to the Closing Date.

6.2.

The PMP Trust shall have furnished to the Pacific Funds Trust (i) a statement of the Corresponding Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Date, and (ii) a certificate of the PMP Trust’s President or any Vice President and Treasurer or any Assistant Treasurer, dated the Closing Date, to the effect that as of the Valuation Date and as of the Closing Date there has been no material adverse change in the financial position of the Corresponding Acquired Fund since [        ] (other than changes caused by changes in market conditions generally and those occurring in the ordinary course of business).

6.3.

The PMP Trust shall have furnished to the Pacific Funds Trust a certificate, signed on its behalf by the President or any Vice President and the Treasurer or any Assistant Treasurer of the PMP Trust, as to the adjusted tax basis in the hands of the Corresponding Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request within a reasonable time prior to the Closing Date.

6.4.

The PMP Trust’s custodian shall have delivered to the Pacific Funds Trust a certificate identifying all of the assets of the Corresponding Acquired Fund held by such custodian as of the Valuation Date.

6.5.

The Pacific Funds Trust, on behalf of the Acquiring Fund or its designated agent, shall have received from the PMP Trust (i) a record specifying the number of shares of the Corresponding Acquired Fund outstanding as of the Valuation Date and (ii) a record specifying the name and address of each holder of record of any shares of the Corresponding Acquired Fund and the number of shares of the Corresponding Acquired Fund held of record by each such shareholder as of the Valuation Date.

6.6.

The Pacific Funds Trust shall have received a favorable opinion of counsel to the PMP Trust or local Massachusetts counsel, with respect to the Corresponding Acquired Fund for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the Pacific Funds Trust, substantially to the following effect:

(a)

The PMP Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Corresponding Acquired Fund is a separate series of the PMP Trust duly constituted under the Declaration of Trust and code of regulations of the PMP Trust.

(b)

The Agreement has been duly authorized, executed and delivered by the PMP Trust, on behalf of the Corresponding Acquired Fund, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Corresponding Acquired Fund, enforceable against the PMP Trust and the Corresponding Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)
(d)

Under the laws of the Commonwealth of Massachusetts and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the PMP Trust or the Corresponding Acquired Fund in connection with the execution and delivery of the Agreement or the consummation of the Reorganization, except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the PMP Trust expresses no opinion).

(e)

The execution and delivery of this Agreement by the PMP Trust, on behalf of the Corresponding Acquired Fund, did not, and the performance by the PMP Trust and the Corresponding Acquired Fund of their obligations hereunder will not, violate the PMP Trust’s Declaration of Trust, code of regulations, or any material contract of the PMP Trust listed in the Corresponding Acquired Fund’s current registration statement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PMP TRUST ON BEHALF OF THE ACQUIRED FUNDS.

The respective obligations of the PMP Trust and each Acquired Fund to complete the transactions provided for herein with respect to each Reorganization shall be subject, at its election, to the performance by the Pacific Funds Trust, on behalf of the Corresponding Acquiring Fund, of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions with respect to each Reorganization:

7.1.	The Pacific Funds Trust shall have delivered to the PMP Trust a certificate executed on its behalf by the Pacific

Funds Trust’s President or any Vice President and its Treasurer or any Assistant Treasurer, in form and substance satisfactory to the PMP Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Corresponding Acquiring Fund made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Pacific Funds Trust has complied in all material respects with all the covenants and agreements and satisfied all of the conditions to be performed or satisfied in all material respects by it under this Agreement at or prior to the Closing Date.

7.2.

The Pacific Funds Trust, on behalf of the Corresponding Acquiring Fund, shall have executed and delivered to the PMP Trust an Assumption of Liabilities dated as of the Closing Date pursuant to which the Corresponding Acquiring Fund will assume all of the Obligations of the Acquired Fund existing at the Valuation Date in accordance with Section 1 hereof in connection with the transactions contemplated by this Agreement.

7.3.

The PMP Trust shall have received a favorable opinion of counsel to the Pacific Funds Trust for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of counsel appropriate to render the opinions expressed therein, and in a form satisfactory to the PMP Trust, substantially to the following effect:

(a)

The Pacific Funds Trust is a validly existing and in good standing Delaware statutory trust, and the Corresponding Acquiring Fund is a separate series of the Pacific Funds Trust duly constituted under the Declaration of Trust and Bylaws of the Pacific Funds Trust.

(b)

The Agreement has been duly authorized, executed and delivered by the Pacific Funds Trust, on behalf of the Corresponding Acquiring Fund, and assuming due authorization, execution and delivery by the other parties thereto, constitutes the valid and binding obligation of the Corresponding Acquiring Fund enforceable against the Pacific Funds Trust and the Corresponding Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)

Assuming that consideration therefor of not less than the net asset value thereof has been paid, the shares of the Corresponding Acquiring Fund to be issued and delivered to the Acquired Fund on behalf of the shareholders of the Acquired Fund as provided by the Agreement are duly authorized and upon such issuance and delivery will be validly issued and outstanding and fully paid and nonassessable shares of beneficial interest in the Corresponding Acquiring Fund (except as described in the Registration Statement), and no shareholder of the Corresponding Acquiring Fund has any preemptive right to subscription or purchase in respect thereof pursuant to the laws of the state of Delaware and the federal laws of the United States or the Pacific Funds Trust’s Declaration of Trust or Bylaws.

(d)

Under the laws of the state of Delaware and the federal laws of the United States, no consent, approval, license or exemption by, or order or authorization of, or filing, recording or registration with, any governmental authority is required to be obtained by the Pacific Funds Trust or the Corresponding Acquiring Fund in connection with the execution and delivery of the Agreement or the consummation of the Reorganization, except (i) such as have been obtained or made prior to the date hereof or (ii) such as may be required under state securities or Blue Sky laws (as to which counsel to the Pacific Funds Trust expresses no opinion).

(e)

The execution and delivery of this Agreement by the Pacific Funds Trust, on behalf of the Corresponding Acquiring Fund, did not, and the performance by the Pacific Funds Trust and the Corresponding Acquiring Fund of their obligations hereunder will not, violate the Pacific Funds Trust’s Declaration of Trust, Bylaws, or any material contract of the Pacific Funds Trust listed in the Corresponding Acquiring Fund’s current registration statement.

7.4.

Prior to the Closing, (a) the trustees of the Pacific Funds Trust shall have authorized the issuance of and the Corresponding Acquiring Fund shall have issued one share to the initial shareholder in consideration of the payment of $10.00, and (b) each of PLFA and the initial shareholder(s) (as the sole initial shareholder(s)) shall have approved the investment advisory agreement between the Pacific Funds Trust, on behalf of the Corresponding Acquiring Fund, and PLFA.

7.5.

The Pacific Funds Trust, on behalf of the Corresponding Acquiring Fund, shall have entered into an expense limitation agreement and/or advisory fee waiver agreement, as applicable, with PLFA consistent with the form of expense limitation agreement and/or advisory fee waiver agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement (the “Expense Limitation Agreement”).

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES.

With respect to each Reorganization, the respective obligations of the Pacific Funds Trust and an Acquiring Fund and the PMP Trust and the Corresponding Acquired Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1.	This Agreement shall have been approved by the shareholders of the Corresponding Acquired Fund in the manner required by the PMP Trust’s Declaration of Trust, code of regulations and applicable law, and the parties shall have received reasonable evidence of such approval; provided, however, that each Reorganization shall be mutually exclusive to any other Reorganization contemplated by this Agreement, such that the failure of any Acquired Fund to obtain shareholder approval or consent of this Agreement shall not have any impact on the Reorganization of any other Acquired Fund into the Corresponding Acquiring Fund.

8.2.

The conditions for the closing of the transaction between PLFA and Rothschild pursuant to the Adoption Agreement between PLFA and Rothschild, dated as of [    ], shall have been satisfied or waived by the applicable party such that such transaction shall be consummated simultaneously with the Reorganization pursuant to this Agreement.

8.3.

On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding instituted by anyone other than the PMP Trust, the Pacific Funds Trust, Rothschild or its affiliates or PLFA or its affiliates shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.4.

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the PMP Trust or the Pacific Funds Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Corresponding Acquired Fund.

8.5.

The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6.

The post-effective amendment to the registration statement of the Pacific Funds Trust on Form N-1A relating to shares of the Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued.

8.7.

The PMP Trust and the Pacific Funds Trust shall have received an opinion of Dechert LLP, dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware and Commonwealth of Massachusetts, the terms of this Agreement and in accordance with customary representations provided by the Pacific Funds Trust and the PMP Trust in certificates delivered to Dechert LLP, as to the Corresponding Acquired Fund and the Acquiring Fund:

(a)

The Reorganization as described in Section 1 hereof will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Corresponding Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)

Under Sections 361 and 357(a) of the Code, the Corresponding Acquired Fund will not recognize gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all Obligations of the Corresponding Acquired Fund, or upon the distribution of the Acquiring Fund Shares by the Corresponding Acquired Fund to its shareholders in liquidation.

(c)

Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Corresponding Acquired Fund in exchange for the assumption by the Acquiring Fund of all the Obligations of the Corresponding Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in Section 1 hereof.

(d)

Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Corresponding Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as Corresponding Acquired Fund’s tax basis immediately prior to the transfer.

(e)

Under Section 1223(2) of the Code, the Acquiring Fund’s holding period of each asset of the Corresponding Acquired Fund transferred to the Acquiring Fund in the Reorganization will include the period during which such asset was held or treated for federal income tax purposes as held by the Corresponding Acquired Fund.

(f)

Under Section 354 of the Code, shareholders of the Corresponding Acquired Fund will not recognize gain or loss upon the exchange of their shares of the Corresponding Acquired Fund for Acquiring Fund Shares.

(g)

Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares a Corresponding Acquired Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Corresponding Acquired Fund exchanged therefor.

(h)	Under Section 1223(1) of the Code, the Corresponding Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received in the Reorganization will include the shareholder’s holding period for the shares of the Corresponding Acquired Fund exchanged therefor, provided that the shareholder held those Corresponding Acquired Fund shares as capital assets on the date of the exchange.

(i)

The Acquiring Fund will succeed to and take into account the items of the Corresponding Acquired Fund described in Section 381(c) of the Code. The opinion will be based on certain factual certifications made by officers of the PMP Trust and the Pacific Funds Trust and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.8.

At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for Section 8.1) may be jointly waived by the board of trustees of the PMP Trust and the board of trustees of the Pacific Funds Trust, if, in the judgment of the board of trustees of the PMP Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Corresponding Acquired Fund, and, in the judgment of the board of trustees of the Pacific Funds Trust, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquiring Fund.

9.	BROKERAGE FEES AND EXPENSES.

9.1.

Each of the PMP Trust, on behalf of the Acquired Funds, and the Pacific Funds Trust, on behalf of the Acquiring Funds, represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission from it arising out of the transactions contemplated by this Agreement.

9.2.

PLFA and Rothschild agree that none of the costs and expenses incurred in connection with the Reorganizations, whether or not the Reorganizations are consummated, will be borne by the PMP Trust, the Acquired Funds, the Pacific Funds Trust or the Acquiring Funds and that such costs and expenses will be borne by PLFA and Rothschild in accordance with the terms of the Adoption Agreement; except that in all cases, the party directly incurring such costs and expenses shall bear them if and to the extent that payment by PLFA or Rothschild would result in the disqualification of an Acquiring Fund or an Acquired Fund as a regulated investment company. Rothschild shall be solely responsible for any costs or expenses incurred in connection with the termination, dissolution and complete liquidation of each Acquired Fund.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1.

Each of the PMP Trust, on behalf of the Acquired Funds, and the Pacific Funds Trust, on behalf of the Acquiring Funds, agrees that it has not made any representation, warranty or covenant not set forth herein with respect to the Reorganization and that this Agreement constitutes the entire agreement between the parties with respect to the Reorganization.

10.2.

No representation, warranty or covenant contained in this Agreement or in any document, certificate or other instrument required to be delivered under this Agreement shall survive the Closing or termination of this Agreement (except as provided in Section 11.3 hereof), and no party shall, therefore, have any recourse therefore against any other party in connection therewith; provided that this Section 10.2 shall not limit any covenant contained herein that by its terms contemplates performance after Closing nor shall it limit any covenants contained in Section 9.2.

11.	TERMINATION.

11.1.	This Agreement may be terminated by the mutual agreement of the PMP Trust and the Pacific Funds Trust prior to the Closing Date.
11.2.	In addition, either of the PMP Trust or the Pacific Funds Trust may at its option terminate this Agreement, with respect to a Reorganization at or prior to the Closing Date because:
(a)	Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;
(b)	A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met as of December 31, 2015;
(c)

Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.2(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(d)

The board of trustees of the PMP Trust or the board of trustees of the Pacific Funds Trust has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with a Reorganization not in the best interests of an Acquired Fund’s shareholders or an Acquiring Fund’s shareholders.

11.3.

In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that Sections 9.2, 10, 11.3, 13, 14 and 15 shall survive any termination of this Agreement.

12.	TRANSFER TAXES.

Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the shares of the Corresponding Acquired Fund on the books of the Corresponding Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

13.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be jointly agreed upon in writing by the PMP Trust and the Pacific Funds Trust (and, for purposes of amendments to Sections 3.2, 9.2 and 10.2, PLFA and Rothschild).

14.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid certified mail, facsimile or overnight courier addressed to the PMP Trust, the Acquired Funds or Rothschild at 1251 Avenue of the Americas, New York, NY 10020 and to the Pacific Funds Trust, the Acquiring Funds or PLFA at 700 Newport Center Drive, Newport Beach, California, 92660.

15.	MISCELLANEOUS.

15.1.	The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
15.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
15.3.

This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Delaware, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

15.4.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5.

All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

15.6.	[Reserved]
15.7.

The PMP Trust acknowledges and agrees that all obligations of the Pacific Funds Trust under this Agreement are binding only with respect to the Acquiring Funds; that any liability of the Pacific Funds Trust under this Agreement with respect to any Acquiring Fund, or in connection with the transactions contemplated herein with respect to an Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; that no other series (other than the Corresponding Acquiring Fund) of the Pacific Funds Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the PMP Trust nor any Acquired Fund shall seek satisfaction of any such obligation or liability of an Acquiring Fund from the shareholders of the Pacific Funds Trust, the trustees, officers, employees or agents of the Pacific Funds Trust, or any of them.

16. COOPERATION AND EXCHANGE OF INFORMATION

The PMP Trust and the Pacific Funds Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of taxes requesting a closing agreement or similar relief from a taxing authority or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any Tax position. Each party or their respective agents will either retain for a period of six (6) years following the Closing or deliver to the other party or its respective agent all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Acquired Funds and Acquiring Funds for their taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

PROFESSIONALLY MANAGED PORTFOLIOS, on behalf of each Acquired Fund

By:

Name:
Title:

PACIFIC FUNDS SERIES TRUST, on behalf of each Acquiring Fund

By:	By:

Name:	Name:
Title:	Title:

For purposes of Sections 3.2, 9.2 and 10.2 only:

PACIFIC LIFE FUND ADVISORS LLC

By:	By:

Name:	Name:
Title:	Title:

For purposes of Sections 3.2, 9.2 and 10.2 only:

ROTHSCHILD ASSET MANAGEMENT INC.

By:

Name:

Title:

Exhibit A

Acquired Fund		Acquiring Fund / Acquiring Fund Shares

Rothschild U.S. Large-Cap Core Fund		Pacific Funds Large-Cap
Share class:	Institutional Shares	Acquiring Fund Shares:	Institutional Class
	Investor Class		Investor Class

Rothschild U.S. Large-Cap Value Fund		Pacific Funds Large-Cap Value
Share class:	Institutional Shares	Acquiring Fund Shares:	Institutional Class
	Investor Class		Investor Class

Rothschild U.S. Small/Mid-Cap Core Fund		Pacific Funds Small/Mid-Cap
Share class:	Institutional Shares	Acquiring Fund Shares:	Institutional Class
	Investor Class		Investor Class

Rothschild U.S. Small-Cap Core Fund		Pacific Funds Small-Cap
Share class:	Institutional Shares	Acquiring Fund Shares:	Institutional Class
	Investor Class		Investor Class

Rothschild U.S. Small-Cap Value Fund		Pacific Funds Small-Cap Value
Share class:	Institutional Shares	Acquiring Fund Shares:	Institutional Class
	Investor Class		Investor Class

Rothschild U.S. Small-Cap Growth Fund		Pacific Funds Small-Cap Growth
Share class:	Institutional Shares	Acquiring Fund Shares:	Institutional Class
	Investor Class		Investor Class

APPENDIX B

OWNERSHIP OF SHARES OF THE ROTHSCHILD FUND

As of the Record Date, the Rothschild Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of each class of the Rothschild Fund’s shares are set forth below:

Name and Address	Class	No. of Shares Owned	% of Shares

As of the Record Date, [(                    ) or (no shareholders)] may be deemed to “control” the Rothschild Fund. “Control” for this purpose is the ownership of more than 25% of the Rothschild Fund’s voting securities.

As of the Record Date, the Officers and Trustees of the Trust, as a group, owned of record and beneficially less than         % of the outstanding voting securities of the Rothschild Fund.

APPENDIX C

PACIFIC FUNDS SERIES TRUST

Pacific FundsSM Small/Mid-Cap

Pacific FundsSM Small-Cap

Pacific FundsSM Small-Cap Value

Pacific FundsSM Small-Cap Growth

SHAREHOLDER GUIDE

The following pages in this section are intended to provide information regarding how to buy and sell shares of the PF Funds and to help you understand the costs associated with buying, holding and selling your PF Fund investments. The PF Funds are expected to offer six share classes: Class A, Class C, Advisor Class, Investor Class, Institutional Class and Class P shares. Although only the Investor Class and Institutional Class shares are involved in the Reorganizations, the below information relates to all six share classes for ease of reference.

The “Trust” and “Pacific Funds,” as used herein, refer to the Pacific Funds Trust, and “Funds,” as used herein, refer to the PF Funds and other series of the Pacific Funds Trust.

OVERVIEW OF CLASS A, CLASS C, ADVISOR CLASS AND INVESTOR CLASS

Each Fund of the Trust may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular share class; (ii) the initial sales charges and CDSCs, if any, applicable to the class; (iii) the distribution (12b-1) fee, if any, or service fees paid by the class of shares; and (iv) any services you may receive from a financial intermediary. Please consult with your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes. Because the information in this section about sales charges and waivers and reductions of sales charges is disclosed in the prospectus and the Trust’s SAI, and both the prospectus and the SAI are posted on the Pacific Funds website, this information is not separately provided on the website.

Share Class	Front-end Sales Charge	Annual Distribution and/or Service Fees	CDSC
Class A	YES— initial sales charge which may be waived or reduced.	0.25%	NONE —refer to the Contingent Deferred Sales Charges (“CDSCs”) subsection.
Class C	NONE	1.00%	YES —1.00% on shares redeemed within one year of purchase.
Advisor Class	NONE	NONE	NONE
Investor Class	NONE	0.25%	NONE

Share Class Eligibility

Class A and C Shares

Class A and C shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Advisor Class Shares

Advisor Class shares are generally only available to certain employer-sponsored retirement, savings or benefit plans held in plan level or omnibus accounts and to investors who purchase through a fee-based advisory program offered through a selling group member that enters into a fee-based advisory program agreement with the distributor of the Funds. In a fee-based advisory program, a financial intermediary typically charges each investor a single fee based on the value of the investor’s account in exchange for providing various services (like management, brokerage and custody) to that account.

Investor Class Shares

Investor Class shares are offered to individual investors through mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans, banks or trust companies that have entered into a selling agreement with the Funds’ distributor.

Distribution and/or Service Fees

To pay for the cost of promoting the Funds and servicing your account, Class C and Investor Class shares have each adopted a Distribution and Service (12b-1) Plan in accordance with Rule 12b-1 under the 1940 Act. A non-12b-1 Service Plan has been adopted for Class A shares. Because 12b-1 and service fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time and may cause you to pay more than the maximum permitted initial sales charges described in this appendix.

Initial Sales Charges (Class A Shares Only)

The Funds are grouped into the below category for determining initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Investment	Sales charge as a % of offering price	Sales charge as a % of Net Amount Invested
Under $100,000	4.25%	4.44%
$100,000 to under $250,000	3.50%	3.63%
$250,000 to under $500,000	2.25%	2.30%
$500,000 and over*	0.00%	0.00%

*

Shares will be subject to a CDSC of 1.00% if you sell shares within one year of purchase. Please see the CDSCs on Class A Shares subsection within the Overview of the Share Classes section of this appendix for additional information.

As noted in the table above, discounts (breakpoints) are available for larger purchases.

Sales Charges — Waivers and Reductions

Waiver of the Class A Initial Sales Charges

Class A shares may be purchased without a front-end sales charge by the following individuals:

•  Officers, directors, trustees, and employees of the Trust, Pacific Life and their affiliates;

•  Registered representatives and employees of broker/dealers with a current distribution or selling agreement with the Trust and their affiliates;

•  Employees of current Managers to the Trust, other service providers to the Trust and their affiliates;

•  Immediate family members, as described below under Aggregating Accounts, of all the above referenced persons;

•  Investors who purchase through a fee-based advisory program sponsored by a financial intermediary and offered through a selling group member that has also entered into a fee-based advisory program agreement with the Trust’s Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a fee-based advisory program or similar program under which clients pay a fee to the selling group member;

•  Investors who purchase through an omnibus account sponsored by a financial intermediary that has an agreement with the Trust’s Distributor and that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.);

•  Qualified retirement plans where the plan’s investments are part of an omnibus account sponsored by a financial intermediary that has an agreement with the Trust’s Distributor and that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.);

•  Pacific Life Individual(k) Program participants who purchase shares in repayment of an outstanding loan under this program; and

•  Investors who purchase through a self-directed investment brokerage account offered by a financial intermediary that has a selling agreement with the Trust’s Distributor and that does not accept or charge the Class A initial sales charge (Note: Your financial intermediary may charge transaction fees or additional fees that are separate from Fund fees and expenses.).

No investor will pay a Class A initial sales charge in the following circumstances:

•  When reinvesting dividends and distributions;

•  When exchanging Class A shares of one Fund, that were previously assessed a sales charge, for Class A shares of another Fund; and

•  As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.

Reinstatement Privilege	If you sell shares of a Fund and withdraw your money from a Fund, you may reinstate into the same account, within 60 days of the date of your redemption, some or all of the proceeds in that Fund, or the same share class of any Fund that the Trust offers that you own at the time of the reinstatement, without paying a front-end sales charge if you paid a front-end sales charge when you originally purchased your shares. For purposes of the CDSC, if you paid a CDSC when you sold your shares, you would be credited with the amount of the CDSC proportional to the amount reinvested. This privilege can be used only once per calendar year per account. Contact your financial intermediary or Pacific Funds customer service at (800) 722-2333 (select Option 2) for additional information. You must identify and provide information to the Trust or your financial intermediary, as applicable, regarding your historical purchases and holdings, and you should also retain any records necessary to substantiate historical transactions and costs because the Trust, its transfer agent, and financial intermediaries will not be responsible for providing this information.

Requirements

To receive a front-end sales charge waiver, the NAV Authorization section must be completed on the applicable account application or Account Maintenance Request form and provided to the Trust in advance of or at the time of purchase. Any financial intermediary initiating a purchase at NAV is responsible for verifying that each purchase is executed in accordance with the waiver guidelines outlined above. If your financial intermediary fails to identify that you qualify for a sales charge waiver, your purchase may include a front-end sales charge.

Reduction of Initial Sales Charge (Class A Shares)

You and your immediate family members can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedule; refer to the Initial Sales Charges (Class A Shares Only) subsection of this appendix for the sales charge schedule applicable to your Fund.

Letter of Intent Privilege	Allows you to pledge to purchase Class A shares over a 13-month period and pay the same sales charge (if any) as if the shares had all been purchased at once. This includes purchases in all account types (e.g., IRA, retail, etc.), and purchases of Class A and C shares by you and your immediate family members. At the time you enter into the Letter of Intent, you select your total investment goal amount. Part of the Letter of Intent amount will be held in escrow to cover additional sales charges that may be incurred if the total investments (calculated at the offering price) over the 13-month period is insufficient to qualify for the sales charge reduction. Capital appreciation, reinvested dividends and reinvested capital gains distributions do not count toward the Letter of Intent amount. After a Letter of Intent has been fulfilled or terminated, any applicable sales charge breakpoints will be determined by Rights of
Accumulation if the account includes this privilege.

Rights of Accumulation Privilege	Allows you and your immediate family members and participants of a SIMPLE and SEP group plan to include the current value (calculated at the offering price) or original purchase amounts (calculated net of any applicable sales charges) less withdrawals, whichever is more beneficial, in all share classes of accounts already owned in order to calculate the sales charge breakpoint for the next purchase at the offering price. Accounts holding Advisor Class and
Investor Class shares cannot be combined for Rights of Accumulation.

Combination Privilege	You may combine all identified orders received on the same day and processed in a single transaction to reduce your Class A sales charge. Orders related to Advisor Class and Investor Class shares cannot be used for Combination Privilege purposes.

Aggregating Accounts

Immediate Family Members	You and your “immediate family members” may combine all of your Pacific Funds investments to reduce your Class A sales charge. Immediate family members include:

	• Parents • Siblings • Dependents • Brothers-in-law	• Spouse or as recognized under local law • Children • Parents-in-law • Sisters-in-law

Entities	If the account owner is an entity (e.g., a trust, a qualified plan, etc.), the privileges described above will apply to the beneficial owners and trustees of the entity. For purposes of applying these privileges, investments for the accounts of entities and their affiliates may be aggregated. Omnibus accounts or other accounts that are not on the books of Pacific Funds or its transfer agent may not be aggregated unless documentation is provided that Pacific Funds deems sufficient to verify the ownership of such accounts, along with any other information Pacific Funds deems necessary to implement the appropriate privileges, such as account values.

Participants of a SIMPLE and SEP Group Plan	Participants of a SIMPLE IRA or SEP IRA group plan may combine all Pacific Funds investments to reduce Class A sales charges. Rights of Accumulation, as described above, are allowed once approved by the plan sponsor and contributions are received at Pacific Funds. As a participant, you must elect to combine your account with either the plan or immediate family members. Other personal accounts you own and accounts owned by immediate family members cannot be linked to the SIMPLE IRA or SEP IRA group plan.

Requirements

To take advantage of these privileges, the account owner (or beneficial owner or trustee), must identify and provide all applicable Pacific Funds account numbers or other requested information, including those account numbers opened through a financial intermediary, to the Trust in advance or at the time of the purchase that they qualify for such a reduction. It is the responsibility of the financial intermediary to ensure that an investor obtains the proper “breakpoint” discounts. If the financial intermediary or the Trust is not notified that you are eligible for a reduction, you may not receive a sales charge discount that you would be otherwise entitled.

Contingent Deferred Sales Charges (“CDSCs”)

CDSCs on Class A Shares

If your account value, including the amount of your current investment, totals $500,000 or more for the Funds, you will not pay a front-end sales charge on your investment amount. However, if you sell these shares (for which you did not pay a front-end sales charge) within one year of purchase, you will pay a CDSC of 1%.

CDSCs on Class C shares

Class C shares are sold without an initial sales charge. However, Class C shares are subject to a CDSC. You will be charged a 1% CDSC on shares that you redeem within one year of purchase, unless you qualify for one of the CDSC waivers outlined below.

The initial and subsequent purchase maximum per transaction for Class C shares is less than $500,000. If you were to invest more than these stated amounts, in most cases Class A shares for eligible investors would be the most advantageous choice. You should carefully consider whether two or more purchases exceeding the referenced amounts are suitable in light of your own circumstances.

Computing a CDSC

To keep your CDSC as low as possible, the amount of the CDSC will be based on the lesser of your purchase price or redemption price. We will first sell shares in your account that are not subject to a CDSC and then will sell shares in the order in which they were purchased (i.e., first in, first out). There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSC, if applicable, will be calculated on loans taken under the Pacific Life Individual(k) Program. A new CDSC period will begin, when applicable, for each investment made in repayment of an outstanding loan under such Program.

CDSC Waivers

The CDSC for each applicable Class will be waived in the following cases:

•	Redemptions following the permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder. The waiver is available only for shares held at the time of initial determination of permanent disability.
•	Redemptions following the death of a shareholder as long as full redemption is requested within one year of the date of death.
•	Redemptions for an IRA account following the death of a shareholder as long as re-registration is made within one year of death. The waiver is available only for shares held at the time of death.
•	Redemption amounts made through a Systematic Withdrawal Plan (“SWP”) are limited to 10% per year of the current account value on the day the SWP is established, provided all dividends and distributions are reinvested (“CDSC Waiver Eligible Amount”). The CDSC Waiver Eligible Amount will remain the same for subsequent SWP redemptions. The SWP redemption amount may be higher or lower than the CDSC Waiver Eligible Amount. The frequency of the SWP determines what portion of the CDSC Waiver Eligible Amount applies to each SWP transaction. Any SWP redemption in excess of the amount eligible for the CDSC waiver may be subject to a CDSC. If the existing SWP is cancelled and a new SWP is established later, a new CDSC Waiver Eligible Amount would be determined.
•	Required Minimum Distributions (“RMD”), as required under the Internal Revenue Code, to the extent of the RMD amount attributed to your individual retirement account (“IRA”) with Pacific Funds.
•	Excess contributions as required under the Internal Revenue Code.

Any financial intermediary initiating a redemption eligible for a CDSC waiver is responsible for verifying that each redemption is executed in accordance with the CDSC waiver guidelines outlined above. If your financial intermediary fails to identify that you qualify for a CDSC waiver, your redemption may include a CDSC.

If you think that you might be eligible for a CDSC waiver, contact your financial intermediary. To receive a CDSC waiver, the Trust must be notified at the time of the redemption request. Please see the Distribution of Fund Shares section in the SAI for additional information about other CDSC waivers.

PURCHASING SHARES

You can invest in the Funds directly with the Trust by using a financial professional or through a broker-dealer or other financial intermediary. Financial intermediaries can help you buy, sell, and exchange shares and maintain your account. Certain financial intermediaries may charge transaction fees or other fees that are in addition to any fees described in this appendix. The Funds can be used in a variety of retirement plans, including individual retirement accounts, Roth IRAs, SEP IRAs, SIMPLE IRAs, SAR-SEP Rollovers, Individual 401k plans and other qualified plans, such as Coverdell ESAs. Shareholders may be charged additional expenses for a Pacific Funds IRA, including an annual retirement account custodial fee or fees to transfer an IRA account to another provider or to take a distribution. Contact your financial professional for more information regarding your options. The Funds are generally available only in the United States (the 50 states, District of Columbia, and the territories of Guam, Puerto Rico, and the U.S. Virgin Islands).

Minimums

There are no minimum investments for Advisor Class shares.

Account Type / Plan	Initial Investment	Subsequent Investment
The minimum investments for Class A and C shares are as follows:
Retail Accounts	$1,000 per Fund	$50 per Fund
IRAs, Roth IRAs, SEP IRAs, ESAs	$1,000 per Fund	$50 per Fund
SIMPLE IRAs, SAR-SEPs	No minimum	No minimum
Employer Sponsored Retirement Plans	No minimum	No minimum
Preauthorized Investment Plan	$50 per Fund, per draft	$50 per Fund, per draft
The minimum investments for Investor Class shares are as follows:
Retail Account	$2,500 per Fund	$100 per Fund
Retirement, Tax Deferred and UGMA/UTMA Accounts	$2,500 per Fund	$50 per Fund
Preauthorized Investment Plan	$50 per Fund, per draft	$50 per Fund, per draft

Pacific Funds reserves the right to waive minimum investment amounts, including for certain types of retirement plans. Pacific Funds and the Distributor reserve the right to reject any request to buy shares.

How to Purchase Shares

Class A and Class C shares:

Method	Opening an account	Adding to an account
Through a Financial Intermediary:	Contact your financial professional.	Contact your financial professional.
By Mail:

Complete the applicable account application, ensuring that you include your registered representative’s name and appropriate share class. Applications without a registered representative’s name or share class may be returned by the Trust. Return the completed application with either your investment check or select electronic funds transfer (“EFT”) option under How to Fund Your Account and send to Pacific Funds to the following address:

Regular Mail:

Pacific Funds

PO Box 9768

Providence, RI 02940-9768

Overnight Mail:

Pacific Funds

Attn: Work Management

4400 Computer Drive

Westborough, MA 01581

Purchase and sale orders are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after an authorized designee of the Fund receives, or the transfer agent of the Fund receives at its processing location in Westborough, MA, the order in proper form (which is not the day the request is first received at the P.O. Box for any orders sent to the Trust’s P.O. Box). This may affect the date on which the order is processed. Please see Execution of Your Requests subsection below.

Complete the Add to your Account form included with your quarterly account statement or submit a letter of instruction indicating the desired investment allocations. Make your check payable to “Pacific Funds” and remember to include your account number and investment allocations with your check.

Method	Opening an account	Adding to an account
By Telephone:	Not applicable.

To transfer money from your bank account to your Pacific Funds account using electronic funds transfer (“EFT”), call (800) 722-2333 (select Option 2) and provide the Fund name and share class, your Pacific Funds account number, the name(s) in which the Pacific Funds account is registered and the amount of the electronic transfer. Bank information must be open and active on your account. To set up EFT, complete the Financial Institution Information on the Account Application or the applicable redemption/distribution form.

Refer to Telephone Instructions under Execution of Your Requests below for additional information.

By Wire:	To open your account using wired funds, complete the applicable account application and send it to Pacific Funds at the address above. Call customer service at (800) 722-2333 (select Option 2) to obtain your account number and wire instructions.	Once your account is opened, you may call customer service at (800) 722-2333 (select Option 2) to obtain wire instructions.
By Preauthorized Investment Plan:	You may make systematic investments through a preauthorized transfer from your bank or other financial institution to your Pacific Funds account ($50 minimum per fund, per draft, if the initial investment of $1,000 is met). A preauthorized investment plan may take up to 7 calendar days to establish and become active. Please note that purchases made through a preauthorized investment plan will begin to process 2 business days prior to the draft date. Any changes made to a plan within the 2 business days will be effective with the next draft. If a start date is not provided, or occurs during the 20 day set-up period, systematic investments would begin one month from the date the plan is established.

Forms of Payment

Acceptable forms of payment

•       Personal checks or bank draft (cashier’s check, official bank check, or treasury check) drawn on a U.S. bank;

•       Money orders and traveler’s checks in single denominations of more than $10,000 if they were to originate in a U.S. bank;

•       Third party checks when there is a clear connection of the third party to the underlying transaction; and

•       Wire transfers that originate in U.S. banks.

Unacceptable forms of payment

•       Cash;

•       Starter checks;

•       Credit cards or checks drawn against a credit account;

•       Money orders or traveler’s checks in single denominations of $10,000 or less from any institution;

•       Personal check, bank drafts, money orders, traveler’s checks, or wire transfers drawn on non-U.S. banks, even if the payment were effected through a U.S. bank; and

•       Third party checks when there is not a clear connection of the third party to the underlying transaction.

All unacceptable forms of investment will be returned. The Trust reserves the right to accept or reject any form of payment and to change its forms of investment policy at any time. If your check does not clear, your purchase would be cancelled, and you would be liable for any losses and fees incurred by the Trust or its transfer agent.

Advisor Class and Investor Class Shares:

Contact your financial intermediary for instructions on how to purchase Advisor Class and Investor Class shares.

The Trust and the Distributor reserve the right to reject any request to buy shares.

Contribution Limits:

Accounts such as Traditional or Roth IRAs and Coverdell ESAs, have contribution limits that should not be exceeded. If your account were a SIMPLE IRA, SEP IRA, SAR-SEP or 403(b)(7) or if your account were owned by a qualified plan or an individual 401(k) account, contribution limits would also apply, and contributions by personal check may not be appropriate. Consult your tax adviser for additional information.

REDEEMING SHARES

Selling Shares

Class A and Class C Shares:

You may sell by contacting your financial intermediary or the Trust directly. Refer to the Medallion Signature Guarantees subsection below for additional guidelines that may be applicable.

In Writing:	To sell shares in writing, send a signed written request or signed distribution form specifying the Fund name and share class, account number, name(s) registered on the account and the dollar value or number of shares you wish to sell. Where applicable, federal income tax will be withheld from retirement assets, unless notified otherwise. Signatures of all shareholders are required and must match the account registration or the authorized signer on file.

By Telephone:	You may sell shares up to $100,000 in gross value by telephone on certain account types by calling customer service at (800) 722-2333 (select Option 2) provided certain criteria are met. To disable this option, check the appropriate box on your Account Application or the applicable redemption/distribution form. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions.

Systematic Withdrawal Plan (“SWP”):	You can set up automatic monthly, quarterly, semi-annual or annual redemptions on your account, as long as the value of the account is at least $5,000 at the time the SWP is established. You may redeem a fixed dollar amount (minimum $50), a fixed number of shares (five shares or more), or a whole percentage of the account value, which will be applied to the account value at the time of each SWP redemption in order to determine the redemption amount. Please be aware that SWP redemptions may be subject to a CDSC – See the CDSC Waivers subsection for applicable waivers. Because a CDSC may apply, it may not be advantageous to you to make additional investments while participating in a SWP. To establish a SWP, you must complete the appropriate sections on the applicable form. You may receive this form from customer service by calling customer service at (800) 722-2333 (select Option 2).

Proceeds will be mailed to an address that has been on record for at least 15 days or can be sent to a third party recipient if a letter of instruction, signed by all authorized shareholders, and a Medallion Signature Guarantee were to accompany the request. Proceeds can also be wired to a pre-designated bank account (subject to a $10,000 minimum), normally by the business day following receipt of your instructions. We do not assume responsibility for additional charges that the receiving institution may impose. To receive proceeds by wire, check the appropriate box on the Account Application or the applicable redemption/distribution form and attach a pre-printed voided check. We will not wire proceeds or account assets to a non-U.S. bank or financial institution.

Depending on the class of shares you own, a CDSC may apply. Shareholders may be charged additional expenses for a Pacific Funds IRA, including an annual fee or fees to transfer an IRA account to another provider or to take a distribution. We may liquidate shares to cover the IRA annual fee or transfer agent fees, including account, wire or overnight delivery fees. We may also close your account and sell your shares if your account value were to fall below investment minimums for any reason, without notice, whether as a result of a redemption, an account charge or a reduction in the market value of your account. This may result in a gain or loss for federal income tax purposes and the imposition of a CDSC.

Electronic Funds Transfer – You can initiate an electronic funds transfer for as little as $50 or as much as $100,000 from your Pacific Funds account to your bank account. To set up an EFT, you must complete the Financial Institution Information on the Account Application or the applicable redemption/distribution form.

Medallion Signature Guarantees – To protect against fraud and help verify the identity of the person authorizing a sale of shares from an account, a Medallion Signature Guarantee may be required:

•	For redemption requests over $100,000

•	If your address of record was changed within the past 15 days
•	If redemption proceeds are to be sent to an address other than the address of record
•	If redemption proceeds are made payable to a third party payee
•	If redemption proceeds are to be wired to a bank account that has not been established on your account
•	For requests to transfer between Pacific Funds accounts with different registrations, except where one or more of the account owners (or beneficial owners) are the same
•	Under other circumstances as determined by the Trust or the transfer agent

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that transactions or changes to your account are in fact authorized by you. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program (“STAMP”), the Stock Exchanges Medallion Program (“SEMP”) and the New York Stock Exchange Medallion Signature Program (“MSP”). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted.

A notary public stamp or seal cannot be substituted for a Medallion Signature Guarantee.

Advisor Class and Investor Class Shares:

Contact your financial intermediary for instructions on how to redeem shares.

EXCHANGING SHARES

Class A and Class C Shares:

The Trust’s exchange privilege affords you the ability to switch your investments among the various Funds of the Trust. Generally, you may exchange a minimum of $50 worth of shares of one Fund for shares of any other available Fund of the Trust within the same share class and base account number.

Exchanges are considered sales and may result in a gain or loss for federal and state income tax purposes. There are currently no additional sales charges or fees for exchanges. For shares subject to a CDSC, the CDSC period begins on the date of the initial investment in the shares subject to a CDSC.

In Writing:	To exchange shares in writing, send a signed written request or signed Investment Exchange Request form specifying the “from” and “to” Fund names, account number, name(s) registered on the account and the dollar value or number of shares you wish to exchange. Signatures of all shareholders are required and must match the account registration or the authorized signer on file.

By Telephone:	You may exchange shares by telephone on certain account types by calling (800) 722-2333 (select Option 2) provided certain criteria are met. To disable this option, check the appropriate box on your Account Application or the applicable redemption/distribution form. Corporate investors and other associations must have an appropriate certification on file authorizing exchanges.

Dollar Cost Averaging

Dollar cost averaging may be used to buy shares of the available Funds in a series of regular purchases instead of in a single purchase. This allows you to average the price you pay for shares over time, and may permit a “smoothing” of abrupt peaks and drops in price. You may use dollar cost averaging to transfer amounts (via an exchange of shares), either on a monthly, quarterly, semi-annual or annual basis, from any available Fund with a value of at least $1,000 to one or more other available Funds. Each exchange must be for at least $50.

Dollar cost averaging may only be requested in writing by sending a signed letter of instruction or signed Account Maintenance Request form specifying the “from” and “to” Fund names, account number, name(s) registered on the account and the dollar value or number of shares you wish to exchange. Signatures of all shareholders are required and must match the account registration or the authorized signer on file.

Advisor Class and Investor Class Shares:

Contact your financial intermediary to exchange shares.

OVERVIEW OF THE INSTITUTIONAL CLASS AND CLASS P SHARES

Institutional Class shares of the Funds are only available for investment by shareholders of the Predecessor Funds and employees of Rothschild Asset Management Inc. Class P shares of the Funds are only available for investment by a fund of funds of the Trust, PLFA, and certain of its affiliates. Because of this limited availability, only certain information regarding Institutional Class and Class P shares is presented in this appendix.

Institutional Class and Class P shares of the Funds are continuously offered through its principal underwriter, PSD (the “Distributor”). The Distributor is an affiliate of PLFA and is also an affiliate of Pacific Life Insurance Company, the Funds’ administrator. Institutional Class and Class P shares are offered at NAV and are only available for investment by certain investors as described above.

Purchasing Shares

You can invest in the Funds directly with the Trust by using a financial professional or through a broker-dealer or other financial intermediary. Financial intermediaries can help you buy, sell, and exchange shares and maintain your account. Certain financial intermediaries may charge transaction fees or other fees that are in addition to any fees described in this appendix. Contact your financial professional for more information regarding your options. The Funds are generally available only in the United States (the 50 states, District of Columbia, and the territories of Guam, Puerto Rico, and the U.S. Virgin Islands).

Minimums

The initial investment for Institutional Class for a new account is $100,000 per Fund. Subsequent investments for Institutional Class are $500 per Fund. There are no minimum investments required for Class P.

Pacific Funds reserves the right to waive minimum investment amounts, including for certain types of retirement plans. Pacific Funds and the Distributor reserve the right to reject any request to buy shares.

Redeeming and Exchanging Shares

Contact your financial intermediary for instructions on how to redeem shares.

Execution of Your Requests

Purchase and sale requests are executed at the next determined NAV, determined after an authorized designee receives, or the transfer agent receives at its processing location in Westborough, MA, the order in proper form. If you were to purchase by wire, the order would be deemed to be in proper form after the Account Application, telephone notification and the federal funds wire have been received. If an order or payment by wire were received after the scheduled close of the New York Stock Exchange (“NYSE”), which is usually 4:00 p.m. Eastern time, the shares would not be credited until the next business day. You will receive a confirmation of each unscheduled transaction in your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether your intermediary is an “authorized” agent or designee for the receipt of purchase and redemption orders.

Under normal conditions, we will pay redemption proceeds within three business days. However, we have the right to take up to seven days to pay redemption proceeds and may postpone payment longer in the event of unusual circumstances as permitted by applicable law or an economic emergency as determined by the SEC. When you sell shares, we will execute your request at the next determined NAV per share; however, you may be required to wait up to 15 business days before we send your redemption proceeds if the shares that were redeemed were recently purchased by electronic funds transfer or check. This delay is necessary to ensure that the purchase has cleared. To reduce such delay, you should make investments by bank wire or federal funds. We normally will pay cash for all shares you sell. When making payment in cash becomes harmful to other shareholders or a Fund, we may make some or all of the payment in securities at their then current market value equal to the redemption price minus any applicable charges. You will bear market risk while holding such securities and incur transaction costs upon converting securities to cash.

Index Definitions

The following provides definitions of the indices presented in the Fund Summaries section of the prospectus. The indices have inherent performance advantages over the Funds because they hold no cash and incur no expenses. An investor cannot invest directly in an index. The performance of an index does not reflect the deduction of expenses associated with a Fund, such as investment management fees.

Russell 1000 Index measures the performance of the large-capitalization segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market. It is constructed to provide a comprehensive and unbiased barometer for the large-capitalization and is completely reconstituted annually to ensure new and growing equities are reflected. Results include reinvested dividends.

Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Results include reinvested dividends.

Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Results include reinvested dividends.

Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. Results include reinvested dividends.

Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. Results include reinvested dividends.

Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as smid cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 Index is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set.

S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

OTHER FUND INFORMATION

Execution of Your Requests

Purchase and sale requests are executed at the next determined NAV, plus or minus any applicable sales charges, determined after an authorized designee receives, or the transfer agent receives at its processing location in Westborough, MA, the order in proper form. The NAV per share plus any applicable sales charge is also known as the offering price. Systematic withdrawals scheduled to fall on a month end (including year-end withdrawals) which is a weekend or holiday, will be deemed an order for the last business day of that month. If you were to purchase by wire, the order would be deemed to be in proper form after the Account Application, telephone notification and the federal funds wire have been received. If an order or payment by wire were received after the scheduled close of the New York Stock Exchange (“NYSE”), which is usually 4:00 p.m. Eastern time, the shares would not be credited until the next business day. You will receive a confirmation of each unscheduled transaction in your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether your intermediary is an “authorized” agent or designee for the receipt of purchase and redemption orders.

Under normal conditions, we will pay redemption proceeds within three business days. However, we have the right to take up to seven days to pay redemption proceeds and may postpone payment longer in the event of unusual circumstances as permitted by applicable law or an economic emergency as determined by the SEC. When you sell shares, we will execute your request at the next determined NAV per share; however, you may be required to wait up to 15 business days before we send your redemption proceeds if the shares that were redeemed were recently purchased by electronic funds transfer or check. This delay is necessary to ensure that the purchase has cleared. To reduce such delay, you should make investments by bank wire or federal funds. We normally will pay cash for all shares you sell. When making payment in cash becomes harmful to other shareholders or a Fund, we may make some or all of the payment in securities at their then current market value equal to the redemption price minus any applicable charges. You will bear market risk while holding such securities and incur transaction costs upon converting securities to cash.

Telephone instructions – Unless you elect not to have telephone exchange and/or sale privileges, they will automatically be available to you. You may modify or discontinue telephone privileges at any time. You may reinstate these privileges in writing. An exchange or sale request must be received and confirmed prior to the scheduled close of the NYSE, which is usually 4:00 pm Eastern time, in order to receive the NAV calculated on that day. If an order is received and/or confirmed after the scheduled close of the NYSE, the order will receive the NAV calculated on the next business day. You may also transact purchases by telephone, if you have established EFT on your account and your request is received in proper form. A telephone purchase request is considered to be in proper form if it is received and confirmed prior to the scheduled close of the NYSE, which is usually 4:00 pm Eastern time, and the EFT can be initiated, which requires overnight processing. Because of this, purchase requests generally will receive the NAV calculated on the next business day. Procedures have been established that are reasonably designed to confirm that instructions communicated by telephone are genuine. These procedures may include requiring any person requesting a telephone transaction to provide specific identifying information or recording of the telephone conversation. A written confirmation will be sent to the shareholder(s) of record following a telephone transaction. The Trust or its designee is authorized to act upon instructions received by telephone and you agree that, so long as the procedures are followed, you will hold harmless and indemnify the Trust and/or its administrator or sub-administrator; any of its affiliates; and each of their respective directors, trustees, officers, employees and agents from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with these instructions or the exercise of the telephone privileges. This means that so long as the procedures are followed, you will bear the risk of loss on telephone transaction requests. The Trust or its designee reserves the right to deny any transaction request made by telephone. You will be notified immediately if your request cannot be processed over the telephone. Proceeds from telephone transactions will only be mailed to your address of record or sent (via federal funds wire or electronic funds transfer) to your pre-established bank of record. Telephone privileges are not available for all account types. Contact Pacific Funds for information on availability.

How Share Prices Are Calculated

Valuation Policy

The Trust’s Board has adopted a policy (“Valuation Policy”) for determining the value of investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.

Determination of Net Asset Value

Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable Contingent Deferred Sales Charge. Exchange orders within the Funds are effected at NAV. For any transaction, we will use the next NAV calculated after the Trust or its designee receives, in proper form, a request to buy, sell or exchange shares. However, a Fund may, subject to approval by the Board, pay for a sale or exchange, in whole or in part, by a distribution of securities and/or investments from a Fund, in lieu of cash, in accordance with applicable rules. Each Fund’s NAV will not be calculated on days when the NYSE is scheduled to be closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. The NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

Investment Valuation

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

•

Domestic Equity Investments. For Domestic Equity Investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled close of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments with no official closing or last reported sales price are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

•	Investment Companies. Fund investments in other investment companies are valued at their respective NAVs.

Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy, these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to the TVC or to the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

Security and Shareholder Protection

To help fight the funding of terrorism and money laundering activities, federal law generally requires financial institutions to obtain, verify and record information identifying each person who opens an account and to determine whether such person’s name appears on any governmental agency list of suspected terrorists or terrorist organizations. The Trust may report certain transaction activity to the government. When you open an account, you may be required to provide your full name, date of birth, physical residential address (although post office boxes are still permitted for mailing purposes) and Social Security or tax identification number. You may also need to provide your driver’s license, passport or other identifying documents, and corporations and other non-natural persons may have to provide additional identifying information. Not providing this information may result in incomplete orders and transactions, failure to open your account, delayed or unprocessed transactions or account closure. These requirements and procedures may change from time to time to comply with government regulations or guidance.

Prevention of Disruptive Trading

The Funds are not intended to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Frequent short-term trading or trades that involve relatively large amounts of assets in response to short-term fluctuations in the market can disrupt the management of the Fund and can raise expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Funds’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Funds’ securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Funds’ performance. While these issues can occur in connection with any of the Funds, Funds holding securities that are subject to market pricing inefficiencies could be more susceptible to abuse. Accordingly, the Board adopted a policy with respect to certain limitations on exchanges.

The Trust requires that the limitations specified below on exchanges apply to all persons (i.e., to natural persons, partnerships, corporations, limited liability companies, trusts or any other type of entity) investing in the Funds of the Trust.

To discourage frequent trading, you:

•	may not make more than 12 exchanges out of each of the Funds per calendar year.
•	may not make more than 2 exchanges out of each of the Funds per calendar month.

For clarification purposes, multiple exchanges out of the same on the same trading day count as one exchange.

The Trust does not accommodate trading in excess of these limitations. The exchange limitations outlined above will not apply to the following transactions:

•	redemptions from a Fund;
•	systematic transactions (dollar cost averaging, dividend reinvestments, automatic investment plans);
•	loans and loan repayments; or
•	transactions by omnibus accounts, provided the omnibus provider has its own trading policy which is reasonably designed to prevent disruptive trading activity (as determined by the Trust and the Adviser).

The Trust monitors certain large transaction activity in an attempt to detect patterns of trading that may not be in the best interests of the Trust. While these policies have been adopted to attempt to detect and limit trading that is frequent or disruptive to the Funds’ operations, there is no assurance that the policies would be effective in deterring all such trading activity.

Organizations and individuals that use market timing investment strategies and make frequent exchanges should not invest in Funds of the Trust. The Trust maintains sole discretion to restrict or reject, without prior notice, any exchange instructions and to restrict or reject pre-authorized exchange forms from a market timing organization or individual authorized to give exchange instructions on behalf of multiple shareholders, if in the sole discretion of the Trust (or its agent) the requested transactions were to have a negative impact on remaining shareholders.

The Trust might limit the size, number, and frequency of exchanges if they were to be disruptive to the management of a Fund. The Trust may also otherwise restrict, suspend, or reject any exchange request or privilege that could be harmful to a Fund or to other shareholders, or cancel the exchange privilege altogether. Notice of any limitations, restrictions, suspensions or rejections may vary according to the particular circumstances.

The Trust reserves the right to impose a transaction fee or redemption fee against future exchange amounts. Prior to imposing any such fee, which is subject to Board approval, we would supplement the applicable prospectus and provide notice to shareholders.

The Trust is unable to directly monitor the trading activity of beneficial owners who hold shares of the Funds through omnibus accounts (i.e., accounts that are not on the books of the Trust’s transfer agent, for example, third-party 401(k) and other group retirement plans) maintained by financial intermediaries.

Omnibus account arrangements enable financial intermediaries to aggregate share ownership positions of multiple investors and purchase, redeem and exchange shares without the identity of the particular shareholder(s) being known to the Trust. Accordingly, the ability of the Trust to monitor, detect or limit frequent share trading activity through omnibus accounts is limited. In such cases, the Trust or its agent(s) may request from the financial intermediaries information that differs from that which is normally available to the Trust or its agent(s). In such instances, the Trust will seek to monitor purchase and redemption activity through the overall omnibus account(s) or retirement and benefit plan account(s). If the Trust identifies activity that might be indicative of excessive short-term trading activity, the Trust or its designated agent will notify the applicable financial intermediary or retirement and benefit plan and request that it provide or review information on individual account transactions so that the Trust or the financial intermediary or retirement and benefit plan can determine if any investors were engaging in excessive or short-term trading activity. If an investor is identified as engaging in undesirable trading activity, the Trust or its designated agent will request that the financial intermediary or retirement and benefit plan take appropriate action to curtail the activity and will also work with the relevant party to do so. Such actions may include actions similar to those that the Trust would take such as placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades on a manual basis, either indefinitely or for a period of time. If the Trust determines that the financial intermediary or retirement and benefit plan has not demonstrated adequately that it has taken appropriate action to curtail the excessive short-term trading, the Trust or its agents may terminate the relationship. Although these measures are available, there is no assurance that the Funds or its agent(s) will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

Retirement and benefit plans include qualified and non-qualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefits plans, excluding Individual Retirement Accounts.

Dividends and Distributions

Each Fund intends to distribute substantially all of its net investment income realized capital gains, if any, to shareholders at least annually, although distributions could occur more frequently if it is advantageous to the specific Fund and to its shareholders. You may automatically reinvest dividends and capital gains distributions into additional shares of the same class of shares of the same Fund or another available Fund within the same account, if you meet that Fund’s minimum balance requirement.

Distribution and Servicing Arrangements

Sales and servicing commissions

The Distributor pays broker-dealers that sell shares of the Funds various forms of sales and servicing compensation as described in the Pacific Funds SAI. The Distributor pays a sales commission for selling Fund shares and a trail commission for servicing Fund shareholders. Trail commissions may take into account, among other things, the length of time the Funds’ shares have been held, your account value, and the share class purchased. The Distributor generally pays sales and servicing commissions from its own resources, and receives compensation from sales charges and distribution and service fees from the Trust’s Distribution and/or Service Plans, which helps the Distributor recoup all or a portion of commissions it pays. See the SAI for details of sales and servicing commission amounts.

Sales-based payments, including sales commissions, primarily create incentives to make new sales of Fund shares; asset-based payments, including trail commissions, create incentives to retain previously sold Fund shares in investor accounts.

Revenue sharing payments

In addition to the sales and servicing commissions noted above, the Distributor or an affiliate may pay to selling group members, from their own resources, additional cash compensation in connection with the promotion and sales of Fund shares and/or servicing Fund shareholders, which may sometimes be referred to as “revenue sharing,” and provide other incentives (non-cash compensation) in connection with the promotion and sale of Fund shares. Not all selling group members receive additional compensation and the amount of compensation varies. The range of additional cash compensation based on sales generally does not exceed 0.25% and trail commissions based on account value generally does not exceed 0.20% on an annual basis. Revenue sharing payments, as well as the other compensation and allowances noted below, may provide your brokerage firm with an incentive to favor the Trust. In consideration for revenue sharing, a brokerage firm may feature certain Funds in its sales system or give preferential access to members of its sales force or management and confer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance or other heightened visibility and access to the brokerage firm’s sales force that may otherwise influence the way that the brokerage firm and the registered representative market the Funds’ shares.

The Distributor hopes to benefit from revenue sharing by increasing Pacific Funds’ net assets, which, as well as benefiting the Trust, would result in additional management and other fees for PLFA and its affiliates.

In addition, PLFA, the Distributor or their affiliates may pay amounts from their own resources up to 0.25% of account value on an annual basis to compensate or reimburse certain financial intermediaries for administrative and shareholder services provided to the Trust and their shareholders (to the extent the Trust does not pay for such costs directly). This includes shareholder services provided to plans (and plan participants) or other omnibus accounts (and beneficial owners) holding shares of Pacific Funds. The services include but are not limited to, acting as shareholder of record, processing purchase and redemption orders, maintaining account records (e.g., sub-accounting) and delivering account statements, and answering questions.

Other compensation and allowances

The Distributor or an affiliate may also pay expense allowances, reimbursements and training allowances. Such payments provide the opportunity for training and other educational programs so that your registered representative may serve you better. The Distributor or an affiliate may also reimburse trade or processing charges (e.g., ticket charges) in connection with the sale of the Funds’ shares. Registered representatives may also receive non-cash compensation such as educational or training seminars or promotional merchandise. See SAI for additional details of such other compensation.

Information about your broker

The registered representative (your broker), who is responsible for selling the Funds’ shares to you, typically receives a portion of the compensation that is payable to the selling group member with which he or she is associated, depending on the agreement between your registered representative and his or her firm. The Distributor and the Trust are not involved in determining that compensation arrangement which may present its own incentives or conflicts. You may ask your registered representative how he or she will personally be compensated for the transaction.

PLFA, the Distributor and their affiliates may have other relationships with your brokerage firm relating to the provisions of the service to the Trust, such as providing omnibus account services, transaction processing service or effecting portfolio transactions for Funds. If your brokerage firm provides these services, the investment adviser or the Trust may compensate the firm for these services. In addition, your brokerage firm may have other compensation relationships with the investment adviser or its affiliates that are not related to the Trust.

Additional information

The compensation that is described in this section as well as in the SAI, and any other compensation or benefits provided by PLFA, the Distributor or its affiliates may be more or less than the overall compensation paid to selling group members on similar or other products and may influence your registered representative, broker-dealer, or other financial intermediaries to present or make available Pacific Funds over other investment options in the marketplace. You should ask your registered representative or financial intermediary how they are compensated for selling shares of the Trust. Please refer to the SAI for additional details on distribution and servicing arrangements, other compensation and allowances, and revenue sharing payments, including the list of broker-dealers or other firms that were receiving revenue sharing payments as of March 31, 2016.

General Summary of Tax Consequences

The following discussion relates only to federal income tax. Refer to the SAI for additional federal income tax information. The consequences under other tax laws may differ. You should consult with your tax adviser regarding the possible application of foreign, state and local income tax laws to Fund dividends and capital gains distributions. Pacific Funds, its Distributor (Pacific Select Distributors, LLC), its Administrator (Pacific Life Insurance Company) and each of their respective affiliates and representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax adviser.

Each Fund will distribute substantially all of its income and realized capital gains to its shareholders every year. These distributions are taxed as either ordinary income, “qualified dividends,” or long-term capital gains. Federal taxes on capital gains distributions are determined by how long the Fund owned the investments that generated the gains, not how long a shareholder has owned the shares and there is no requirement that the Funds take into consideration any tax implications when implementing their investment strategies. Funds with high portfolio turnover may realize gains at an earlier time than Funds with a lower turnover and may not hold securities long enough to obtain the benefit of long-term capital gains tax rates. All distributions paid by a Fund will generally be taxable to you regardless of whether they are paid in cash or reinvested in additional shares of the Fund. Shareholders should note that a Fund may have distributions of income and capital gains to shareholders, which will be taxable to shareholders, even when share values have declined.

Generally, shareholders are subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares. However, shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares within such tax exempt accounts. Accordingly, a plan participant whose retirement plan invests in a Fund generally is not taxed on dividends or distributions received by the plan or on sales or exchanges of shares of a Fund by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income and may be subject to a 10% federal penalty tax if taken prior to the age of 59 1/2.

Currently, the maximum tax rate for individual taxpayers on long-term capital gains and qualified dividends is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. This rate does not apply to corporate taxpayers. Distributions of earnings from non-qualifying dividends, interest income and short-term capital gains will be taxed at the taxpayer’s ordinary income tax rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Funds that invest in companies not paying significant dividends on their stock will not generally derive much qualifying dividend income that is eligible for the lower rate on qualified dividends. In addition, certain holdings period requirements must be satisfied by both a Fund and shareholder in order to be eligible for lower rates on qualified dividends.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

You will owe taxes on distributions paid from income or gains earned prior to your investment, which are included in the share price you pay. For example, if you were to buy shares on or just before the record date of a Fund distribution, you would pay full price for the shares and may receive a portion of your investment back as a taxable distribution. If a Fund were to declare a distribution in October, November or December but pay it in January, you could or might be taxed on the amount of the distribution as if you were to receive it in the previous year. Any gain resulting from selling or exchanging shares will generally be subject to U.S. federal income tax. Any such gain or loss upon a sale, redemption, or exchange of shares would be a capital gain or loss if you were to hold the shares as a capital asset at the time of the sale, redemption, or exchange. This gain or loss would generally be a long-term capital gain or loss if you were to hold the shares for more than one year; otherwise such gain or loss would generally be a short-term capital gain or loss.

You must provide your correct taxpayer identification number and certify that you are not subject to backup withholding for each Fund in which you invest. If not, the Fund would be required to withhold a portion of your taxable distributions and redemption proceeds as backup withholding.

Document Delivery

Shareholder Mailings

To help reduce Fund expenses, environmental waste and the volume of mail you receive, only one copy of Pacific Funds’ shareholder documents (such as the prospectus, supplements, announcements, and each annual and semi-annual report) may be mailed to shareholders who share the same household address (“Householding”). You may elect to not participate in Householding by contacting the Trust or by opting out via the account application. If you are not currently participating in Householding, you may elect to do so by writing to Pacific Funds. The current documents are available on the website at any time or an individual copy of any of these documents may be requested – see the back cover of the applicable prospectus for more information.

Unclaimed Property

It is the shareholder’s responsibility to ensure that Pacific Funds maintains a correct address for his or her account(s). If the Trust, or its transfer agent, is unable to locate a shareholder, it may determine that the shareholder’s account legally has been abandoned. In addition, if your account has no activity in it for a certain period of time, or the Trust or its transfer agent have had no contact with you and are unable to contact you regarding your account pursuant to time periods set forth by certain state regulations, the Trust may be required to transfer the assets in your account to the appropriate state under its unclaimed property laws.

If you have previously elected to receive dividend and/or capital gains distributions via check to your address of record, instead of being automatically reinvested in to your account, and the check(s) are returned to us for non-delivery or remain uncashed for six months, we will change your existing account distribution election to automatically reinvest any and all future distributions in to your account until you provide a new address. In addition, following the six month period, any returned and/or uncashed checks may be cancelled and the amount of the check will be invested in your account. No interest will accrue on any such amounts.

Electronic Delivery Consent

Subject to availability and/or current regulations, you may authorize us to provide prospectuses, prospectus supplements, annual and semi-annual reports, quarterly statements and confirmations, proxy statements, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by so indicating on the application, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically, or subject to availability, via our Internet website. Not all account documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. By enrolling in this service, you consent to receive in electronic format any documents added in the future. For jointly owned accounts, both owners are consenting to receive information electronically. Documents will be available on our Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

•	We impose no additional charge for electronic delivery, although your Internet provider may charge for Internet access.
•	You must provide a current e-mail address and notify the Trust promptly when your e-mail address changes.
•	You must update any e-mail filters that may prevent you from receiving e-mail notifications from the Trust.
•	You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.
•	For jointly owned accounts, both owners are consenting that the primary owner will receive information electronically. (Only the primary owner will receive e-mail notices.)
•	Electronic delivery will be cancelled if e-mails are returned undeliverable.
•	This consent will remain in effect until you revoke it.

The Trust is not required to deliver this information electronically and may discontinue electronic delivery in whole or in part at any time. If you are currently enrolled in this service, please call customer service at (800) 722-2333 (select Option 2) if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address.

Fund Organization

Pacific Funds Series Trust, which is organized as a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust.” Its business and affairs are managed by its Board. The Trust is comprised of multiple Funds. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Funds that qualify do not have to pay income tax as long as they distribute sufficient taxable income and net capital gains. The Trust may discontinue offering shares of any Fund at any time or may offer shares of a new Fund. If a Fund were discontinued, any investment allocation to that Fund would be allocated to another Fund upon approval of the trustees, as long as any required regulatory approvals were met.

PART B

STATEMENT OF ADDITIONAL INFORMATION

PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

Dated [            ]

Pacific Funds Series Trust (the “Pacific Funds Trust”), which may be referred to as “Pacific Funds,” is an open-end investment management company.

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

Rothschild U.S. Small/Mid-Cap Core Fund	Pacific FundsSM Small/Mid-Cap
Rothschild U.S. Small-Cap Core Fund	Pacific FundsSM Small-Cap
Rothschild U.S. Small-Cap Value Fund	Pacific FundsSM Small-Cap Value
Rothschild U.S. Small-Cap Growth Fund	Pacific FundsSM Small-Cap Growth

Rothschild Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 (844) RAM-FUND (1-844-726-3863)	Pacific Funds P.O. Box 9768 Providence, RI 02940-9768 (800) 722-2333 (select Option 2)

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Combined Proxy Statement and Prospectus dated             , 2015 (the “Proxy Statement”), relating specifically to the proposed transfer of all of the assets of the Rothschild U.S. Small/Mid-Cap Core Fund, Rothschild U.S. Small-Cap Core Fund, Rothschild U.S. Small-Cap Value Fund and Rothschild U.S. Small-Cap Growth Fund (the “Rothschild Funds”) to, and the assumption of the liabilities of the Rothschild Funds by, respectively, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth (the “PF Funds”) in exchange for shares of the corresponding PF Fund having an aggregate value equal to the aggregate net asset value of the Rothschild Fund (each a “Reorganization” and together, the “Reorganizations”). Each Reorganization is proposed to occur pursuant to an Agreement and Plan of Reorganization, subject to approval by the shareholders of the applicable Rothschild Fund. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement.

To obtain a copy of the Proxy Statement, please write to the PF Funds at the address set forth above, or call [    ].

GENERAL INFORMATION

A joint Special Meeting of Shareholders of the Rothschild Funds to consider the Reorganizations will be held at [9:00] a.m. Pacific time on [        ], at the office of U.S. Bancorp Fund Services LLC located at 2020 E. Financial Way, Suite 100, Glendora, California 91471. For further information about the Reorganization, see the Proxy Statement.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information related to the Proxy Statement consists of the cover page, this introductory page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

● The Prospectus and Statement of Additional Information of the Rothschild Funds dated December 22, 2014 (Filed on [    ]; Accession No. [    ]); and

● The Rothschild Funds’ Semi-Annual Report for the period ended May 31, 2015 (Filed on [    ]; Accession No. [    ]).

Because the PF Funds have not yet commenced operations as of the date of this Statement of Additional Information, no annual or semi-annual reports of the PF Funds are available at this time.

Pro Forma Financial Statements

Pro forma financial information has not been prepared for the Reorganizations because the PF Funds are newly organized series of the Pacific Funds Trust with no assets and liabilities that will commence operations upon consummation of the Reorganization.

FORM OF PROXY CARD

PROXY

PROXY

PROFESSIONALLY MANAGED PORTFOLIOS

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS OF

ROTHSCHILD U.S. SMALL/MID-CAP CORE FUND

TO BE HELD

[        ], 2015

THIS PROXY IS SOLICITED ON BEHALF OF

THE BOARD OF TRUSTEES OF

PROFESSIONALLY MANAGED PORTFOLIOS

The undersigned hereby appoint(s) Elaine E. Richards and Eric C. VanAndel, or either of them, as Proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the Rothschild U.S. Small/Mid-Cap Core Fund (the “Rothschild Fund”), a series of the Professionally Managed Portfolios (the “Trust”), with respect to which the undersigned is entitled to vote at the Special Meeting of Shareholders (the “Meeting”) of the Rothschild Fund to be held at the offices of U.S. Bancorp Fund Services, LLC, at 2020 E. Financial Way, Suite 100, Glendora, California 91741, at [9:00] a.m. Pacific time on [            ], 2015, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting of Shareholders and of the accompanying Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such meeting.

This proxy will be voted as instructed. If no specification is made for a proposal, the proxy will be voted “FOR” the proposal.

The Proxies are authorized in their discretion to vote upon such other matters as may come before the Meeting or any adjournments or postponements thereof.

VOTE VIA THE INTERNET: [ ] VOTE VIA THE TELEPHONE: [ ]

Note: Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title.

Signature(s):

Signature(s):

Date:

THE BOARD RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:☐

To vote on an Agreement and Plan of Reorganization (the “Reorganization”) providing for the transfer of all the assets, obligations and liabilities of the Rothschild Fund to Pacific Funds Small/Mid-Cap (the “PF Fund”), a newly formed series of Pacific Funds Series Trust (the “Pacific Funds Trust”). The transfer effectively would be (a) an exchange of your Investor Class or Institutional Class shares for, respectively, Investor Class or Institutional Class shares of the PF Fund and (b) the distribution pro rata of such shares by the Rothschild Fund to the holders of its shares in complete liquidation of the Rothschild Fund	FOR ☐	AGAINST ☐	ABSTAIN ☐

FORM OF PROXY CARD

PROXY		PROXY
PROFESSIONALLY MANAGED PORTFOLIOS
PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS OF ROTHSCHILD U.S. SMALL-CAP CORE FUND TO BE HELD [ ], 2015 THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF PROFESSIONALLY MANAGED PORTFOLIOS

The undersigned hereby appoint(s) Elaine E. Richards and Eric C. VanAndel, or either of them, as Proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the Rothschild U.S. Small-Cap Core Fund (the “Rothschild Fund”), a series of the Professionally Managed Portfolios (the “Trust”), with respect to which the undersigned is entitled to vote at the Special Meeting of Shareholders (the “Meeting”) of the Rothschild Fund to be held at the offices of U.S. Bancorp Fund Services, LLC, at 2020 E. Financial Way, Suite 100, Glendora, California 91741, at [9:00] a.m. Pacific time on [            ], 2015, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting of Shareholders and of the accompanying Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such meeting.

This proxy will be voted as instructed. If no specification is made for a proposal, the proxy will be voted “FOR” the proposal.

The Proxies are authorized in their discretion to vote upon such other matters as may come before the Meeting or any adjournments or postponements thereof.

VOTE VIA THE INTERNET: [ ] VOTE VIA THE TELEPHONE: [ ]

Note: Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title.

Signature(s):

Signature(s):

Date:

THE BOARD RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:☐

To vote on an Agreement and Plan of Reorganization (the “Reorganization”) providing for the transfer of all the assets, obligations and liabilities of the Rothschild Fund to Pacific Funds Small-Cap (the “PF Fund”), a newly formed series of Pacific Funds Series Trust (the “Pacific Funds Trust”). The transfer effectively would be (a) an exchange of your Investor Class or Institutional Class shares for, respectively, Investor Class or Institutional Class shares of the PF Fund and (b) the distribution pro rata of such shares by the Rothschild Fund to the holders of its shares in complete liquidation of the Rothschild Fund	FOR ☐	AGAINST ☐	ABSTAIN ☐

FORM OF PROXY CARD

PROXY		PROXY
PROFESSIONALLY MANAGED PORTFOLIOS
PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS OF ROTHSCHILD U.S. SMALL-CAP VALUE FUND TO BE HELD [ ], 2015 THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF PROFESSIONALLY MANAGED PORTFOLIOS

The undersigned hereby appoint(s) Elaine E. Richards and Eric C. VanAndel, or either of them, as Proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the Rothschild U.S. Small-Cap Value Fund (the “Rothschild Fund”), a series of the Professionally Managed Portfolios (the “Trust”), with respect to which the undersigned is entitled to vote at the Special Meeting of Shareholders (the “Meeting”) of the Rothschild Fund to be held at the offices of U.S. Bancorp Fund Services, LLC, at 2020 E. Financial Way, Suite 100, Glendora, California 91741, at [9:00] a.m. Pacific time on [            ], 2015, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting of Shareholders and of the accompanying Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such meeting.

This proxy will be voted as instructed. If no specification is made for a proposal, the proxy will be voted “FOR” the proposal.

The Proxies are authorized in their discretion to vote upon such other matters as may come before the Meeting or any adjournments or postponements thereof.

VOTE VIA THE INTERNET: [ ] VOTE VIA THE TELEPHONE: [ ]

Note: Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title.

Signature(s):

Signature(s):

Date:

THE BOARD RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:☐

To vote on an Agreement and Plan of Reorganization (the “Reorganization”) providing for the transfer of all the assets, obligations and liabilities of the Rothschild Fund to Pacific Funds Small-Cap Value (the “PF Fund”), a newly formed series of Pacific Funds Series Trust (the “Pacific Funds Trust”). The transfer effectively would be (a) an exchange of your Investor Class or Institutional Class shares for, respectively, Investor Class or Institutional Class shares of the PF Fund and (b) the distribution pro rata of such shares by the Rothschild Fund to the holders of its shares in complete liquidation of the Rothschild Fund	FOR ☐	AGAINST ☐	ABSTAIN ☐

FORM OF PROXY CARD

PROXY		PROXY
PROFESSIONALLY MANAGED PORTFOLIOS

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS OF ROTHSCHILD U.S. SMALL-CAP GROWTH FUND

TO BE HELD

[        ], 2015

THIS PROXY IS SOLICITED ON BEHALF OF

THE BOARD OF TRUSTEES OF

PROFESSIONALLY MANAGED PORTFOLIOS

The undersigned hereby appoint(s) Elaine E. Richards and Eric C. VanAndel, or either of them, as Proxies of the undersigned with full power of substitution, to vote and act with respect to all interests in the Rothschild U.S. Small-Cap Growth Fund (the “Rothschild Fund”), a series of the Professionally Managed Portfolios (the “Trust”), with respect to which the undersigned is entitled to vote at the Special Meeting of Shareholders (the “Meeting”) of the Rothschild Fund to be held at the offices of U.S. Bancorp Fund Services, LLC, at 2020 E. Financial Way, Suite 100, Glendora, California 91741, at [9:00] a.m. Pacific time on [            ], 2015, and at any adjournments or postponements thereof.

The undersigned acknowledges receipt of the Notice of Special Meeting of Shareholders and of the accompanying Proxy Statement/Prospectus, and revokes any proxy previously given with respect to such meeting.

This proxy will be voted as instructed. If no specification is made for a proposal, the proxy will be voted “FOR” the proposal.

The Proxies are authorized in their discretion to vote upon such other matters as may come before the Meeting or any adjournments or postponements thereof.

VOTE VIA THE INTERNET: [ ] VOTE VIA THE TELEPHONE: [ ]

Note: Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title.

Signature(s):

Signature(s):

Date:

THE BOARD RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:☐

To vote on an Agreement and Plan of Reorganization (the “Reorganization”) providing for the transfer of all the assets, obligations and liabilities of the Rothschild Fund to Pacific Funds Small-Cap Growth (the “PF Fund”), a newly formed series of Pacific Funds Series Trust (the “Pacific Funds Trust”). The transfer effectively would be (a) an exchange of your Investor Class or Institutional Class shares for, respectively, Investor Class or Institutional Class shares of the PF Fund and (b) the distribution pro rata of such shares by the Rothschild Fund to the holders of its shares in complete liquidation of the Rothschild Fund	FOR ☐	AGAINST ☐	ABSTAIN ☐

PACIFIC FUNDS SERIES TRUST

Part C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust and Article VI of the Registrant’s By-Laws.

Title 12, Chapter 38, Section 3817 of the Delaware Code, Article VII of the Registrant’s Declaration of Trust filed as Exhibit (a)(1) to the Registrant’s registration statement, and Article VI of the Registrant’s By-Laws filed as Exhibit (a)(2)(b) to the registration statement, provide for indemnification of the Registrant’s trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant’s registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent permitted by the Registrant’s Declaration of Trust, By-Laws, the Delaware Business Trust Act, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

Insofar as indemnification by the Registrant for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)	Amended and Restated Declaration of Trust[1]

(2)	By-Laws[1]

(3)	Not applicable

(4)	Agreement and Plan of Reorganization, filed herein

(5)	See Exhibits 1 and 2

(6)(1)(a)	Investment Advisory Agreement[2]

(b)	No Longer Applicable

(c)	Addendum to Investment Advisory Agreement (PF PIMCO Inflation Managed Fund)[3]

(d)	Addendum to Investment Advisory Agreement (Portfolio Optimization Funds and PF Goldman Sachs Short Duration Bond Fund)[4]

(e)	Addendum to Investment Advisory Agreement (PF Lazard Mid—Cap Value Fund and PF Van Kampen Real Estate Fund)[5]

(f)	Addendum to Investment Advisory Agreement (PF Oppenheimer Main Street Core Fund, PF Oppenheimer Emerging Markets Fund and PF Fasciano Small Equity Fund)[6]

(g)	Addendum to Investment Advisory Agreement (PF Loomis Sayles Large-Cap Growth Fund)[7]

(h)	Addendum to Investment Advisory Agreement (PF AllianceBernstein International Value Fund)[8]

(i)	Consent of Transfer of Advisory Agreement (Pacific Life Fund Advisors LLC (PLFA))[9]

(j)	Addendum to Investment Advisory Agreement (PL Small-Cap Value Fund)[10]

(k)	Addendum to Investment Advisory Agreement (PL Floating Rate Loan Fund)[11]

(l)	Advisory Fee Waiver Agreement—PL Floating Rate Loan Fund[12]

(m)	Advisory Fee Waiver Agreement—PL Large-Cap Growth Fund[13]

(n)	Schedule A to Advisory Agreement (PL Income Fund)[14]

(o)	Schedule A to Advisory Agreement (PL Floating Rate Income Fund)[15]

(p)	Advisory Fee Waiver Agreement—PL Comstock Fund[14]

(q)	Schedule A to Advisory Agreement (PL Income Series Funds)[16]

(r)	Schedule A to Advisory Agreement—PL Emerging Markets Debt Fund (EMD)[17]

(s)	Amendment to Advisory Fee Waiver Agreement—PL Comstock Fund[17]

(t)	Schedule A to Advisory Agreement—PL Currency Strategies Fund, PL Global Absolute Return Fund and PL Precious Metals Fund (PL Alts)[18]

(v)	Advisory Fee Waiver Agreement—PL Limited Duration High Income Fund[19]

(w)	Schedule A to Advisory Agreement (PL Limited Duration High Income Fund)[20]

(x)	Advisory Fee Waiver Agreement—PL Floating Rate Loan Fund[20]

(y)	Schedule A to Advisory Agreement (PL Diversified Alternatives Fund)[21]

(z)	Advisory Fee Waiver Agreement—PL Mid-Cap Growth Fund[22]

(6)(1)(aa)	Schedule A to Advisory Agreement (PF International Small-Cap Fund)[23]

(bb)	Advisory Fee Waiver Agreement—PF International Small-Cap Fund[23]

(cc)	Advisory Fee Waiver Agreement (PF Inflation Managed Fund)[1]

(dd)	Advisory Fee Waiver Agreement (PF Equity Long/Short Fund)[1]

(ee)	Amendment to Investment Advisory Agreement[24]

(ff)	Schedule A to Advisory Agreement (PF Absolute Return Fund and PF Equity Long/Short Fund)[24]

(gg)	Schedule A to Advisory Agreement (PF Mid-Cap Value Fund)[25]

(hh)	Advisory Fee Waiver Agreement (Breakpoints)[26]

(ii)	Amendment to Advisory Fee Waiver Agreement—PL Limited Duration High Income Fund[13]

(jj)	Amendment to Advisory Fee Waiver Agreement—Pacific Funds Limited Duration High Income[13]

(kk)	Amendment to Advisory Fee Waiver Agreement—PF Mid-Cap Growth Fund[13]

(ll)	Amendment to Advisory Fee Waiver Agreement—PL Comstock Fund[13]

(mm)	Amendment to Advisory Fee Waiver Agreement—PL Floating Rate Loan Fund[13]

(nn)	Schedule A to Advisory Agreement (Rothschild Funds)[13]

(oo)	Advisory Fee Waiver Agreement (Pacific Funds Large-Cap)[13]

(7)(1)(a)	Distribution Agreement[2]

(b)	Addendum to Distribution Agreement (PF PIMCO Inflation Managed Fund)[3]

(c)	Addendum to Distribution Agreement (Portfolio Optimization Funds and PF Goldman Sachs Short Duration Bond Fund)[4]

(d)	Addendum to Distribution Agreement (PF Lazard Mid-Cap Value Fund and PF Van Kampen Real Estate Fund)[5]

(e)	Addendum to Distribution Agreement (PF Oppenheimer Main Street Core Fund, PF Oppenheimer Emerging Markets Fund and PF NB Fasciano Small Equity Fund)[6]

(f)	Addendum to Distribution Agreement (PF Loomis Sayles Large-Cap Growth Fund)[7]

(g)	Addendum to Distribution Agreement (PF AllianceBernstein International Value Fund)[8]

(h)	Amended and Restated Distribution Agreement (Class A Service Plan)[27]

(i)	Amendment to Distribution Agreement[27]

(j)	Addendum to Distribution Agreement (PL Small-Cap Value Fund)[10]

(k)	Addendum to Distribution Agreement (PL Floating Rate Loan Fund)[11]

(l)	Schedule A to Distribution Agreement (PL Income Fund)[14]

(m)	Schedule A to Amended and Restated Distribution Agreement (PL Floating Rate Income Fund and C-Shares for PL Income Fund)[15]

(n)	Schedule A to Amended and Restated Distribution Agreement (A and C Shares for PL Floating Rate Income Fund)[28]

(o)	Schedule A to Amended and Restated Distribution Agreement (PL Income Series Funds)[16]

(p)	Schedule A to Amended and Restated Distribution Agreement (EMD)[29]

(q)	Schedule A to Amended and Restated Distribution Agreement (PL Alts)[18]

(r)	Schedule A to Amended and Restated Distribution Agreement (PL Limited Duration High Income)[20]

(s)	Schedule A to Amended and Restated Distribution Agreement (PL Diversified Alternatives Fund)[21]

(t)	Schedule A to Amended and Restated Distribution Agreement (PF International Small-Cap Fund)[23]

(u)	Amendment to Amended and Restated Distribution Agreement[24]

(v)	Schedule A to Amended and Restated Distribution Agreement (PF Absolute Return Fund and PF Equity Long/Short Fund)[24]

(w)	Schedule A to Amended and Restated Distribution Agreement (PF Mid-Cap Value Fund)[26]

(8)	Deferred Compensation Plan

(9)(1)(a)	Custodian Agreement[30]

(b)	Addendum to Custodian Agreement (PF PIMCO Inflation Managed Fund)[3]

(c)	Addendum to Custodian Agreement (Portfolio Optimization Funds and PF Goldman Sachs Short Duration Bond Fund)[4]

(d)	Addendum to Custodian Agreement (PF Lazard Mid-Cap Value Fund and PF Van Kampen Real Estate Fund)[31]

(e)	Addendum to Custodian Agreement (PF Oppenheimer Main Street Core Fund, PF Oppenheimer Emerging Markets Fund and PF NB Fasciano Small Equity Fund)[8]

(f)	Addendum to Custodian Agreement (PF Loomis Sayles Large-Cap Growth Fund)[8]

(g)	Addendum to Custodian Agreement (PF AllianceBernstein International Value Fund)[32]

(h)	Addendum to Custodian Agreement[33]

(i)	Addendum to Custodian Agreement (PL Small-Cap Value Fund)[10]

(j)	Addendum to Custodian Agreement (PL Floating Rate Loan Fund)[11]

(k)	Amendment to Custodian Services Agreement[34]

(l)	Exhibit A to Custodian Services Agreement (PL Income Fund)[12]

(m)	Exhibit A to Custodian Services Agreement (PL Floating Rate Income Fund)[28]

(n)	Agreement Relating to Assignment of Custodian Services Agreement[29]

(o)	Exhibit A to Custodian Services Agreement (PL EMD)[29]

(p)	Exhibit A to Custodian Services Agreement (PL Alts)[29]

(q)	Amendment to Custodian Services Agreement[20]

(r)	Exhibit A to Custodian Services Agreement (PL Limited Duration High Income Fund)[20]

(s)	Exhibit A to Custodian Services Agreement (PL Diversified Alternatives Fund)[34]

(t)	Exhibit A to Custodian Services Agreement (PF International Small-Cap Fund)[35]

(u)	Amendment to Custodian Services Agreement[24]

(v)	Exhibit A to Custodian Services Agreement (PF Absolute Return Fund and PF Equity Long/Short Fund)[24]

(w)	Exhibit A to Custodian Services Agreement (PF Mid-Cap Value Fund)[26]

(9)(2)	Foreign Custody Manager Agreement[30]

(10)(1)(a)	Class A Service Plan[27]

(b)	Amended Schedule A to Class A Service Plan (PL Income Fund)[36]

(c)	Schedule A to Class A Service Plan (PL Floating Rate Income Fund)[28]

(d)	Schedule A to Class A Service Plan (PL Income Series Funds)[16]

(e)	Schedule A to Class A Service Plan (PL Limited Duration High Income Fund)[20]

(f)	Schedule A to Class A Service Plan (PL Diversified Alternatives Fund)[21]

(g)	Schedule A to Class A Service Plan (Rothschild Funds)[13]

(10)(2)(a)	Class C Distribution and Service Plan[2]

(b)	Amended Schedule A to Class C Distribution and Service Plan (Portfolio Optimization Funds)[37]

(c)	Amended Schedule A to Class C Distribution and Service Plan (PL Portfolio Optimization Funds)[11]

(d)	Amended Schedule A to Class C Distribution and Service Plan (PL Income Fund)[14]

(e)	Schedule A to Class C Distribution and Service Plan (PL Floating Rate Income Fund)[28]

(f)	Schedule A to Class C Distribution and Service Plan (PL Income Series Fund)[16]

(g)	Schedule A to Class C Distribution and Service Plan (PL Limited Duration High Income Fund)[20]

(h)	Schedule A to Class C Distribution and Service Plan (PL Diversified Alternatives Fund)[21]

(i)	Schedule A to Class C Distribution and Service Plan (Rothschild Funds)[13]

(10)(3)	Investor Class Distribution Plan[13]

(10)(4)	Multi-Class Plan for Pacific Funds Series Trust[13]

(11)	Opinion and Consent of Counsel, filed herewith

(12)	To be filed by Post Effective Amendment

(13)	Not applicable

(14)	Not applicable

(15)	Not applicable

(16)	Power of Attorney, filed herein

(17)	Not applicable

/1/ Previously filed January 30, 2015 as an exhibit to post-effective amendment No. 111 to the Registrant’s registration statement, and incorporated herein by reference.

/2/ Previously filed on September 26, 2001 as an exhibit to pre-effective amendment No. 2 to Registrant’s registration statement, and incorporated herein by reference.

/3/ Previously filed on December 18, 2002 as an exhibit to post-effective amendment No. 7 to the Registrant’s registration statement, and incorporated herein by reference.

/4/ Previously filed on June 28, 2004 as an exhibit to post-effective amendment No. 33 to the Registrant’s registration statement, and incorporated herein by reference.

/5/ Previously filed on December 21, 2004 as an exhibit to post-effective amendment No. 36 to the Registrant’s registration statement, and incorporated herein by reference.

/6/ Previously filed on July 13, 2005 as an exhibit to post-effective amendment No. 39 to the Registrant’s registration statement, and incorporated herein by reference.

/7/ Previously filed on December 16, 2005 as an exhibit to post-effective amendment No. 45 to the Registrant’s registration statement, and incorporated herein by reference.

/8/ Previously filed on February 6, 2006 as an exhibit to post-effective amendment No. 46 to the Registrant’s registration statement, and incorporated herein by reference.

/9/ Previously filed on June 28, 2007 as an exhibit to post-effective amendment No. 54 to the Registrant’s registration statement, and incorporated herein by reference.

/10/ Previously filed on March 27, 2008 as an exhibit to post-effective amendment No. 55 to the Registrant’s registration statement, and incorporated herein by reference.

/11/ Previously filed on June 30, 2008 as an exhibit to post-effective amendment No. 57 to the Registrant’s registration statement, and incorporated herein by reference.

/12/ Previously filed June 29, 2011 as an exhibit to post-effective amendment No. 70 to the Registrant’s registration statement, and incorporated herein by reference.

/13/ Previously filed on October 7, 2015 as an exhibit to post-effective amendment No. 119 to the Registrant’s registration statement, and incorporated herein by reference.

/14/ Previously filed April 18, 2011 as an exhibit to post-effective amendment No. 67 to the Registrant’s registration statement, and incorporated herein by reference.

/15/ Previously filed June 29, 2011 as an exhibit to post-effective amendment No. 71 to the Registrant’s registration statement, and incorporated herein by reference.

/16/ Previously filed December 19, 2011 as an exhibit to post-effective amendment No. 80 to the Registrant’s registration statement, and incorporated herein by reference.

/17/ Previously filed June 28, 2012 as an exhibit to post-effective amendment No. 87 to the Registrant’s registration statement, and incorporated herein by reference.

/18/ Previously filed November 30, 2012 as an exhibit to post-effective amendment No. 90 to the Registrant’s registration statement, and incorporated herein by reference.

/19/ Previously filed April 19, 2013 as an exhibit to post-effective amendment No. 94 to the Registrant’s registration statement, and incorporated herein by reference.

/20/ Previously filed July 30, 2013 as an exhibit to post-effective amendment No. 96 to the Registrant’s registration statement, and incorporated herein by reference.

/21/ Previously filed October 3, 2013 as an exhibit to post-effective amendment No. 98 to the Registrant’s registration statement, and incorporated herein by reference.

/22/ Previously filed December 19, 2013 as an exhibit to post-effective amendment No. 100 to the Registrant’s registration statement, and incorporated herein by reference.

/23/ Previously filed October 1, 2014 as an exhibit to post-effective amendment No. 106 to the Registrant’s registration statement, and incorporated herein by reference.

/24/ Previously filed April 24, 2015 as an exhibit to post-effective amendment No. 113 to the Registrant’s registration statement, and incorporated herein by reference.

/25/ Previously filed May 8, 2015 as an exhibit to post-effective amendment No. 115 to the Registrant’s registration statement, and incorporated herein by reference.

/26/ Previously filed July 28, 2015 as an exhibit to post-effective amendment No. 117 to the Registrant’s registration statement, and incorporated herein by reference.

/27/ Previously filed on December 28, 2006 as an exhibit to post-effective amendment No. 51 to the Registrant’s registration statement, and incorporated herein by reference.

/28/ Previously filed December 29, 2011 as an exhibit to post-effective amendment No. 82 to the Registrant’s registration statement, and incorporated herein by reference.

/29/ Previously filed March 19, 2012 as an exhibit to post-effective amendment No. 85 to the Registrant’s registration statement, and incorporated herein by reference.

/30/ Previously filed on October 15, 2001 as an exhibit to post-effective amendment No. 1 to Registrant’s registration statement, and incorporated herein by reference.

/31/ Previously filed on June 23, 2005 as an exhibit to post-effective amendment No. 38 to the Registrant’s registration statement, and incorporated herein by reference.

/32/ Previously filed on April 26, 2006 as an exhibit to post-effective amendment No. 49 to the Registrant’s registration statement, and incorporated herein by reference.

/33/ Previously filed on March 29, 2007 as an exhibit to post-effective amendment No. 53 to the Registrant’s registration statement, and incorporated herein by reference.

/34/ Previously filed June 28, 2010 as an exhibit to post-effective amendment No. 62 to the Registrant’s registration statement, and incorporated herein by reference.

/35/ Previously filed July 29, 2014 as an exhibit to post-effective amendment No. 104 to the Registrant’s registration statement, and incorporated herein by reference.

/36/ Previously filed December 30, 2014 as an exhibit to post-effective amendment No. 108 to the Registrant’s registration statement, and incorporated herein by reference.

/37/ Previously filed April 5, 2011 as an exhibit to post-effective amendment No. 66 to the Registrant’s registration statement, and incorporated herein by reference.

/38/ Previously filed on December 15, 2003 as an exhibit to post-effective amendment No. 26 to the Registrant’s registration statement, and incorporated herein by reference.

Item 17. Undertakings

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Newport Beach and State of CA, on the 19th day of October, 2015.

By:	/s/ Audrey Cheng
Audrey L. Cheng

Assistant Vice President and Counsel

October 19, 2015

Pacific Funds Series Trust

Power of Attorney

The undersigned trustees and officers of Pacific Funds Series Trust (the “Trust”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Anthony Zacharski, Greg Larson, Mark Karpe, Audrey L. Cheng, Laurene E. MacElwee, Howard T. Hirakawa, and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust related to the above.

The undersigned trustees and officers of Pacific Funds Series Trust hereby execute this Power of Attorney effective the 17th day of September, 2015.

NAME	TITLE

/s/ James T. Morris	Chairman and Trustee
James T. Morris

/s/ Mary Ann Brown	Chief Executive Officer
Mary Ann Brown

/s/ Eddie Tung	Vice President and Treasurer
Eddie Tung

/s/ Frederick L. Blackmon	Trustee
Frederick L. Blackmon

/s/ Lucie H. Moore	Trustee
Lucie H. Moore

/s/ G. Thomas Willis	Trustee
Thomas Willis

/s/ Nooruddin S. Veerjee	Trustee
Nooruddin S. Veerjee

/s/ Gale K. Caruso	Trustee
Gale K. Caruso

EXHIBIT INDEX

Item No.	Description

(11)	Opinion and Consent of Counsel